As Filed with the Securities and Exchange Commission on April 27, 2001
                                            File Nos. 33-79170,  811-8524
=========================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No. 12                                      [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 13                                                     [X]

                        (Check appropriate box or boxes.)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
     ___________________________________________________________
     (Exact Name of Registrant)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
     ________________________________________
     (Name of Depositor)

     909 Locust Street, Des Moines, Iowa                            50309
     ____________________________________________________         __________
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (800) 344-6860

     NAME AND ADDRESS OF AGENT FOR SERVICE
          James Mumford, Assistant Secretary
          Equitable Life Insurance Company of Iowa
          909 Locust Street
          Des Moines, IA 50309


COPIES TO:
Marilyn Talman, Esq.                         COPY TO:
Golden American Life Insurance Company       Stephen E. Roth, Esq.
1475 Dunwoody Drive                          Sutherland Asbill & Brennan LLP
West Chester, PA 19380-1478                  1275 Pennsylvania Avenue, N.W.
(610) 425-3516                               Washington, D.C. 20004-2415

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2001 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     ___ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts

                                     PART A

                               EXPLANATORY NOTE

=============================================================================
This Registration Statement contains two Prospectuses for the Contract. The distribution system for each version of the Prospectus is different. One version (Version 1) of the Prospectus contains 28 portfolios. The other version (Version 2) of the Prospectus contains 3 portfolios which are also offered in Version 1 and 8 additional portfolios. These Prospectuses and any applicable Supplements will be filed with the Commission pursuant to Rule 497.

The Registrant undertakes to update this Explanatory Note each time a Post-Effective Amendment is filed.

=============================================================================

                                 PROSPECTUS

Equi-Select-May 2001-02.doc

EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

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                                   PROFILE OF

                                   EQUI-SELECT

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                   MAY 1, 2001

     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
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1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is an individual flexible premium deferred variable annuity contract between you and Equitable Life Insurance Company of Iowa ("Equitable Life," "we," "us" or the "Company"). The Contract provides a means for you to invest on a tax-deferred basis in one or more of 27 mutual fund investment portfolios through our Separate Account A listed under
Item 4. Keep in mind that you can lose or not make any money.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following fixed annuity payment options:

EQUI-SELECT PROFILE                                      PROSPECTUS BEGINS AFTER
                                                          PAGE 8 OF THIS PROFILE

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                                 ANNUITY OPTIONS
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PLAN A. INTEREST
    Option 1 The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five
                    (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

    Option 2 The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
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PLAN B. FIXED PERIOD
                    The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
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PLAN C. LIFE INCOME
                    The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
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3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU

                                                             EQUI-SELECT PROFILE

ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 27 mutual fund investment portfolios through our Separate Account A. The investment portfolios are described in the prospectuses for the GCG Trust, the PIMCO Variable Insurance Trust, the Credit Suisse Warburg Pincus Trust, the Pilgrim Variable Insurance Trust and The Prudential Series Fund, Inc. If you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

THE GCG TRUST
  Liquid Asset Series                        Real Estate Series                    Research Series
  Limited Maturity Bond Series               Value Equity Series                   Capital Growth Series
  Core Bond Series (formerly                 Investors Series                      Capital Appreciation Series
     Global Fixed Income Series)             International Equity Series*          Small Cap Series
  Fully Managed Series                       Rising Dividends Series               Mid-Cap Growth Series
  Total Return Series                        Managed Global Series                 Strategic Equity Series
  Equity Income Series                       Large Cap Value Series                Growth Series
  All Cap Series                             Hard Assets Series                    Developing World Series

THE PIMCO VARIABLE INSURANCE TRUST                  CREDIT SUISSE WARBURG PINCUS TRUST
  PIMCO High Yield Bond Portfolio                      (FORMERLY WARBURG PINCUS TRUST)
  PIMCO StocksPLUS Growth                              International Equity Portfolio
     and Income Portfolio

PILGRIM VARIABLE INSURANCE TRUST                    PRUDENTIAL SERIES FUND
  (FORMERLY ING VARIABLE INSURANCE TRUST)              Prudential Jennison Portfolio
  Pilgrim Global Brand Names Fund (formerly
     ING Global Brand Names Fund)

     * Not currently available.

5.   EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $30. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the asset-based administrative charge and the mortality and expense risk charge is as follows:

     Mortality & Expense Risk Charge....................      1.25%
     Asset-Based Administrative Charge..................      0.15%
                                                              -----
          Total.........................................      1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.55% to 1.76% annually (see table below) of the portfolio's average daily net asset balance.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding earnings plus the free withdrawal amount. We also deduct a surrender charge if you annuitize under Plan A Option 1.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

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At any time you may make a withdrawal, without the imposition of a surrender charge, of an amount equal to the sum of:

     (1) earnings (Contract value less unliquidated premium payments not withdrawn);

     (2)  payments in the Contract for more than eight years; and

     (3) an amount which is equal to 10% of the payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same Contract year of payments less than eight years old.

The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED         0    1    2    3    4    5    6    7    8+
         SINCE PREMIUM PAYMENT

     SURRENDER CHARGE               8%   7%   6%   5%   4%   3%   2%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.08% (based on an average contract value of $38,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 2000, except for portfolios that commenced operations during 2000, where the charges have been annualized. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

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                                                                                                   EXAMPLES:
                                                   TOTAL ANNUAL                                    --------
                                 TOTAL ANNUAL       INVESTMENT             TOTAL          TOTAL CHARGES AT THE END OF:
                                   INSURANCE         PORTFOLIO            ANNUAL
INVESTMENT PORTFOLIO                CHARGES           CHARGES             CHARGES          1 YEAR           10 YEARS
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THE GCG TRUST
 Liquid Asset                        1.48%              0.55%              2.03%             $101             $236
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 Limited Maturity Bond               1.48%              0.55%              2.03%             $101             $236
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 Core Bond                           1.48%              1.01%              2.49%             $105             $283
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 Fully Managed                       1.48%              0.95%              2.43%             $105             $277
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 Total Return                        1.48%              0.89%              2.37%             $104             $271
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 Equity Income                       1.48%              0.95%              2.43%             $105             $277
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 All Cap                             1.48%              1.01%              2.49%             $105             $283
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 Real Estate                         1.48%              0.95%              2.43%             $105             $277
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 Value Equity                        1.48%              0.95%              2.43%             $105             $277
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 Investors                           1.48%              1.01%              2.49%             $105             $283
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 International Equity                1.48%              1.26%              2.74%             $108             $307
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 Rising Dividends                    1.48%              0.95%              2.43%             $105             $277
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 Managed Global                      1.48%              1.26%              2.74%             $108             $307
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 Large Cap Value                     1.48%              1.01%              2.49%             $105             $283
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 Hard Assets                         1.48%              0.95%              2.43%             $105             $277
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 Research                            1.48%              0.89%              2.37%             $104             $271
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 Capital Growth                      1.48%              1.00%              2.48%             $105             $282
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 Capital Appreciation                1.48%              0.95%              2.43%             $105             $277
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 Small Cap                           1.48%              0.95%              2.43%             $105             $277
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 Mid-Cap Growth                      1.48%              0.89%              2.37%             $104             $271
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 Strategic Equity                    1.48%              0.95%              2.43%             $105             $277
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 Growth                              1.48%              1.00%              2.48%             $105             $282
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 Developing World                    1.48%              1.76%              3.24%             $113             $354

THE PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Bond               1.48%              0.75%              2.23%             $103             $256
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 PIMCO StocksPLUS
   Growth and Income                 1.48%              0.65%              2.13%             $102             $246
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CREDIT SUISSE WARBURG PINCUS TRUST
 International Equity                1.48%              1.31%              2.79%             $109             $319

PILGRIM VARIABLE INSURANCE TRUST
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 Pilgrim Global
   Brand Names                       1.48%              1.23%              2.71%             $107             $304
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THE PRUDENTIAL SERIES FUND
 Prudential Jennison                 1.48%              1.04%              2.52%             $106             $286
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The "Total Annual Investment Portfolio Charges" reflect current expense reimbursements for applicable portfolios. The Year 1 examples above include an 8% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax or tax deductible contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

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Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal or begin receiving annuity payments.

For owners of most qualified Contracts, when you reach age 70 1/2 (or in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 8.Withdrawals above the free withdrawal amount may be subject to a surrender charge. Income taxes and a penalty tax may apply to amount withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio for the time periods shown. These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for any surrender charges. Please keep in mind that past performance is not a guarantee of future results.

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                                                                                CALENDAR YEAR
INVESTMENT PORTFOLIO                                      2000       1999       1998       1997       1996      1995
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Managed by A I M Capital Management, Inc.
    Capital Appreciation(1)                             -16.48%     22.82%     11.02%     27.07%     18.32%     28.44%
    Strategic Equity(2)                                 -13.75%     53.98%     -0.65%     21.36%     17.48%        --
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Managed by Alliance Capital Management L.P.
    Capital Growth (2)                                  -18.35%     23.72%     10.33%     23.32%        --         --
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Managed by Baring International Investment Limited
    Developing World(2)                                 -34.80%     59.32%        --         --         --         --
    Hard Assets(2)                                       -6.14%     21.56%    -30.65%      4.60%     31.00%      9.21%
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Managed by Capital Guardian Trust Co.
    Managed Global(3)                                   -15.83%     60.94%     27.43%     10.52%     10.56%      5.88%
    Small Cap                                           -19.47%     48.42%     19.21%      8.70%     18.35%        --
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Managed by Eagle Asset Management, Inc.
    Value Equity                                          7.18%     -0.97%      0.06%     25.43%      8.91%     33.70%
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Managed by ING Investment Management, LLC
    Limited Maturity Bond                                 6.15%     -0.36%      5.29%      5.10%      2.75%     10.23%
    Liquid Asset                                          4.50%      3.19%      3.50%      3.55%      3.40%      4.11%
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Managed by Janus Capital Corporation
    Growth(2)                                           -23.15%     75.57%     24.97%     14.07%        --         --
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Managed by Kayne Anderson Rudnick Investment Management, LLC
    Rising Dividends                                     -3.55%     14.18%     12.46%     27.93%     18.70%     29.33%
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Managed by Massachusetts Financial Services Company
    Mid-Cap Growth                                        6.59%     76.48%     21.02%     17.91%     18.55%     27.59%
    Research                                             -5.95%     22.42%     21.25%     18.37%     21.34%     34.63%
    Total Return                                         14.80%      1.85%      9.95%     19.09%     11.91%     22.74%
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Managed by Pacific Investment Management Company
    Core Bond(4)                                         -0.53%     -9.98%     10.21%     -0.82%      3.42%     14.71%
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Managed by The Prudential Investment Corporation
    Real Estate(5)                                       29.09%     -5.23%    -14.74%     20.99%     33.00%     15.03%
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Managed by T. Rowe Price Associates, Inc.
    Equity Income(2)                                     11.28%     -2.19%      6.67%     15.72%      7.10%     17.35%
    Fully Managed                                        20.19%      5.35%      4.34%     13.66%     14.52%     19.11%
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Managed by Pacific Investment Management Company
    PIMCO High Yield Bond                                -2.32%      1.50%        --         --         --         --
    PIMCO StocksPLUS Growth and Income                  -10.83%     18.10%        --         --         --         --
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Managed by Credit Suisse Asset Management, LLC
    International Equity Portfolio                      -27.01%     51.21%      3.80%     -3.70%        --         --
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(1)  Prior to April 1, 1999, a different firm managed the Portfolio.
(2)  Prior to March 1, 1999, a different firm managed the Portfolio.
(3)  Prior to February 1, 2000, a different firm managed the Portfolio.
(4) Prior to May 1, 2001, a different firm managed the Portfolio using a different investment style.
(5)  Prior to April 28, 2000, a different firm managed the Portfolio.

9.   DEATH BENEFIT
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are the annuitant, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit now, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

The death benefit may be subject to certain mandatory distribution rules required by federal tax laws.

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DEATH PROCEEDS
If the annuitant is less than AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th contract anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) The contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplemental agreement in effect.

     Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel your Contract within 10 days after you receive it, you will receive a full refund of your contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period. We determine your contract value at the close of the business on the day we receive your written refund request.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS. Prior to the annuity start date, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period. We currently do not charge you for transfers made during a contract year, but reserve the right to charge the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account A and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

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     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations-Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. The minimum amount which may be transferred is $100. You must participate for at least five (5) months and have a minimum of $500 in the subaccount from which dollar cost averaging payments will be taken.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits, these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $25,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. However, we reserve the right to offer the program on contracts with a lesser amount.

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

or your registered representative.

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EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                                   MAY 1, 2001

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY

                                   EQUI-SELECT

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This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") offered by Equitable Life Insurance Company of Iowa ("Equitable Life" the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 27 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

For Contracts sold in some states, not all investment portfolios are available. The prospectuses of the GCG Trust, PIMCO Variable Insurance Trust, Credit Suisse Warburg Pincus Trust, Pilgrim Variable insurance Trust and Prudential Series Fund, Inc. may contain portfolios not currently available in connection with your Contract. You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2001, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE CREDIT SUISSE WARBURG PINCUS TRUST, THE PILGRIM VARIABLE INSURANCE TRUST OR THE PRUDENTIAL SERIES FUND, INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE CREDIT SUISSE WARBURG PINCUS TRUST, THE PILGRIM VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND, INC.

--------------------------------------------------------------------------------
A LIST OF THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

A I M CAPITAL MANAGEMENT, INC.
  Capital Appreciation Series
  Strategic Equity Series

ALLIANCE CAPITAL MANAGEMENT L. P.
  Capital Growth Series

BARING INTERNATIONAL INVESTMENT LIMITED
  (AN AFFILIATE)
  Developing World Series
  Hard Assets Series

CAPITAL GUARDIAN TRUST COMPANY
  Large Cap Value Series
  Managed Global Series
  Small Cap Series

EAGLE ASSET MANAGEMENT, INC
  Value Equity Series

ING INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)
  Limited Maturity Bond Series
  Liquid Asset Series

ING PILGRIM INVESTMENTS, LLC (AN AFFILIATE)
  International Equity Series*

JANUS CAPITAL CORPORATION
  Growth Series

KAYNE ANDERSON RUDNICK INVESTMENT
  MANAGEMENT, LLC
  Rising Dividends Series

MASSACHUSETTS FINANCIAL SERVICES COMPANY
  Mid-Cap Growth Series
  Research Series
  Total Return Series

PACIFIC INVESTMENT MANAGEMENT COMPANY
  Core Bond Series (formerly Global Fixed Income
    Series)

PRUDENTIAL INVESTMENT CORPORATION
  Real Estate Series

SALOMON BROTHERS ASSET MANAGEMENT, INC
  All Cap Series
  Investors Series

T. ROWE PRICE ASSOCIATES, INC.
  Equity Income Series
  Fully Managed Series

PACIFIC INVESTMENT MANAGEMENT COMPANY
  PIMCO High Yield Bond Portfolio
  PIMCO StocksPLUS Growth and Income Portfolio

CREDIT SUISSE ASSET MANAGEMENT, LLC
  International Equity Portfolio

ING INVESTMENT MANAGEMENT ADVISORS B.V. (AN
  AFFILIATE)
  Pilgrim Global Brand Names Fund (formerly ING
    Global Brands names Fund)

JENNISON ASSOCIATES LLC
  Prudential Jennison Portfolio

* Not currently available.

THE ABOVE MUTUAL FUND INVESTMENT PORTFOLIOS ARE PURCHASED AND HELD BY CORRESPONDING DIVISIONS OF OUR SEPARATE ACCOUNT A. WE REFER TO THE DIVISIONS AS "SUBACCOUNTS."

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms....................................................     1
Fees and Expenses.........................................................     2
Performance Information...................................................     7
      Accumulation Unit...................................................     7
      Net Investment Factor...............................................     7
      Condensed Financial Information.....................................     7
      Financial Statements................................................     7
      Performance Information.............................................     7
Equitable Insurance Company of Iowa.......................................     8
The Trusts................................................................     9
Equitable of Iowa Separate Account A......................................     9
The Investment Portfolios.................................................    10
      Investment Objectives...............................................    10
      Investment Management Fees and Other Expenses.......................    13
The Annuity Contract......................................................    14
      Contract Date and Contract Year ....................................    14
      Annuity Start Date..................................................    14
      Contract Owner......................................................    14
      Annuitant...........................................................    14
      Beneficiary.........................................................    14
      Purchase and Availability of the Contract...........................    15
      Crediting of Premium Payments.......................................    15
      Administrative Procedures...........................................    16
      Contract Value......................................................    16
      Contract Values in the Subaccounts..................................    16
      Cash Surrender Value................................................    17
      Surrendering to Receive the Cash Surrender Value....................    17
      The Subaccounts.....................................................    17
      Addition, Deletion or Substitution of Subaccounts and Other Changes.    17
      Other Important Provisions..........................................    18
Withdrawals...............................................................    18
      Regular Withdrawals.................................................    18
      Systematic Withdrawals..............................................    18
      IRA Withdrawals.....................................................    18
Transfers Among Your Investments..........................................    20
      Transfers by Third Parties..........................................    20
      Dollar Cost Averaging...............................................    20
      Automatic Rebalancing...............................................    21
Death Benefit.............................................................    21
      Death Benefit During the Accumulation Period........................    21
          Death Proceeds..................................................    21
          Death of Annuitant..............................................    22
          Death of Owner..................................................    22
          Trust Beneficiary...............................................    23
          Required Distributions upon Contract Owner's Death..............    23
Charges and Fees..........................................................    24
      Charges Deducted from the Contract Value............................    24
          Surrender Charge................................................    24
          Free Withdrawal Amount..........................................    25

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE
Charges and Fees (continued)
          Surrender Charge for Excess Withdrawals........................     25
          Premium Taxes..................................................     25
          Administrative Charge..........................................     25
          Transfer Charge................................................     25
      Charges Deducted from the Subaccounts..............................     25
          Mortality and Expense Risk Charge..............................     25
          Asset-Based Administrative Charge..............................     26
      Trust Expenses.....................................................     26
The Annuity Options......................................................     26
      Selecting the Annuity Start Date...................................     26
      Selecting a Payment Plan...........................................     26
      Fixed Payment Plans................................................     27
Other Contract Provisions................................................     28
      Reports to Contract Owners.........................................     28
      Suspension of Payments or Transfers................................     28
      In Case of Errors in Your Application..............................     29
      Assigning the Contract as Collateral...............................     29
      Contract Changes-Applicable Tax Law................................     29
      Free Look..........................................................     29
      Group or Sponsored Arrangements....................................     29
      Selling the Contract...............................................     29
Other Information........................................................     30
      Voting Rights......................................................     30
      State Regulation...................................................     30
      Legal Proceedings..................................................     30
      Legal Matters......................................................     30
      Experts............................................................     30
Federal Tax Considerations...............................................     31
Statement of Additional Information
      Table of Contents..................................................     35
Appendix A
      Condensed Financial Information....................................     A1
Appendix B
      Surrender Charge for Excess Withdrawals Example....................     B1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                              PAGE
Accumulation Unit                            7
Annuitant                                   14
Annuity Start Date                          14
Cash Surrender Value                        17
Contract Date                               14
Contract Owner                              14
Contract Value                              16
Contract Year                               14
Free Withdrawal Amount                      25
Net Investment Factor                        7
Death Benefit                               21

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN THE CONTRACT
Surrender Charge                        Withdrawal Charge
Automatic Rebalancing                   Automatic Portfolio Rebalancing
Systematic Withdrawals                  Automatic Withdrawals
Annuity Start Date                      Maturity Date
Premium Payment                         Purchase Payment
Annual Contract Administrative Charge   Annual Contract Maintenance Charge
Business Day                            Valuation Date
Asset-Based Administrative Charge       Administrative Charge
Contract Date                           Issue Date
Contract Year                           Contract Anniversary Date
Accumulation Phase                      Accumulation Period
Cash Surrender Value                    Contract Withdrawal Value

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     COMPLETE YEARS ELAPSED         0    1    2    3    4    5    6    7    8+
         SINCE PREMIUM PAYMENT

     SURRENDER CHARGE               8%   7%   6%   5%   4%   3%   2%   1%   0%

TRANSFER CHARGE
     There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is the lesser of 2% of the Contract value transferred or $25.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
     Administrative Charge.......................................   $  30

SEPARATE ACCOUNT ANNUAL CHARGES*
     Mortality and Expense Risk Charge...........................   1.25%
     Asset-Based Administrative Charge...........................   0.15%
                                                                    -----
     Total Separate Account Charges..............................   1.40%
     *As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                   MANAGEMENT          OTHER           TOTAL
PORTFOLIO                            FEE(1)         EXPENSES(2)      EXPENSES(3)
--------------------------------------------------------------------------------
Liquid Asset                          0.54%            0.01%            0.55%
--------------------------------------------------------------------------------
Limited Maturity Bond                 0.54%            0.01%            0.55%
--------------------------------------------------------------------------------
Core Bond                             1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Fully Managed                         0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Total Return                          0.88%            0.01%            0.89%
--------------------------------------------------------------------------------
Equity Income                         0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
All Cap                               1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Real Estate                           0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Value Equity                          0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Investors                             1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
International Equity                  1.25%            0.01%            1.26%
--------------------------------------------------------------------------------
Rising Dividends                      0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Managed Global                        1.25%            0.01%            1.26%
--------------------------------------------------------------------------------
Large Cap Value                       1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Hard Assets                           0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Research                              0.88%            0.01%            0.89%
--------------------------------------------------------------------------------
Capital Growth                        0.99%            0.01%            1.00%
--------------------------------------------------------------------------------
Capital Appreciation                  0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Small Cap                             0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Mid-Cap Growth                        0.88%            0.01%            0.89%
--------------------------------------------------------------------------------
Strategic Equity                      0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Growth                                0.99%            0.01%            1.00%
--------------------------------------------------------------------------------
Developing World                      1.75%            0.01%            1.76%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 2000, except for (i) portfolios that commenced operations in 2000 and (ii) newly formed portfolios where the charges have been estimated.

     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2000.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------------------------------------------
                                                                              OTHER EXPENSES         TOTAL EXPENSES
                                 MANAGEMENT       SERVICE       OTHER          AFTER EXPENSE         AFTER EXPENSE
PORTFOLIO                            FEE            FEE      EXPENSES(1)     REIMBURSEMENT(2)       REIMBURSEMENT(2)
--------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Bond               0.25%          0.15%        0.35%              0.35%                  0.75%

PIMCO StocksPLUS Growth and
   Income                           0.40%          0.15%        0.11%              0.10%                  0.65%
--------------------------------------------------------------------------------------------------------------------

     (1) "Other Expenses" reflects a 0.35% administrative fee for the High Yield Bond Portfolio and a 0.10% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the StocksPLUS Growth and Income Portfolio.

     (2) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of average daily net assets for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2000 would have been 0.75% and 0.66% for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

CREDIT SUISSE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                   MANAGEMENT         OTHER             TOTAL
PORTFOLIO                             FEE           EXPENSES         EXPENSES(1)
--------------------------------------------------------------------------------
International Equity                 1.00%            0.31%             1.31%
--------------------------------------------------------------------------------

     (1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. This arrangement resulted in a reduction to the Portfolio's net expense ratio by 0.02% for the year ended December 31, 2000. Management Fees, Other Expenses and Total Annual Expenses equaled 1.00%, 0.29%, and 1.29%, respectively, after reflecting this arrangement.

PILGRIM VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

------------------------------------------------------------------------------------------------------------------
                                   INVESTMENT                                 TOTAL                      TOTAL NET
                                   MANAGEMENT      12B-1        OTHER       PORTFOLIO     WAIVER BY      PORTFOLIO
PORTFOLIO                             FEE           FEE       EXPENSES      EXPENSES      ADVISER(2)      EXPENSES
------------------------------------------------------------------------------------------------------------------
Pilgrim Global Brand Names           1.00%         0.25%       1.72%         2.97%          1.74%          1.23%
------------------------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed for the Portfolio.

     (2) ING Mutual Funds Management Co. LLC, the Portfolio's Investment Manager, has entered into a written expense limitation agreement with the Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Mutual Funds Management Co. LLC within three years. The amount of the Portfolio's expenses waived or reimbursed during the last fiscal year by ING Mutual Funds

          Management Co. LLC is shown under the heading "Waiver by Adviser." The expense limits will continue through at least December 31, 2001.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT                                   OTHER                TOTAL
PORTFOLIO                                FEE             12B-1 FEE(1)           EXPENSES             EXPENSES
-------------------------------------------------------------------------------------------------------------
Prudential Jennison                     0.60%                0.25%                0.19%                1.04%
-------------------------------------------------------------------------------------------------------------

     (1) The 12b-1 fees for the Prudential Jennison Portfolio are imposed to enable the portfolio to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for the portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the PIMCO Variable Insurance Trust, Credit Suisse Warburg Pincus Trust, Pilgrim Variable Insurance Trust and the Prudential Series Fund the for additional information on management or advisory fees and in some cases on other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following examples are based on an assumed 5% annual return.

If you surrender your Contract at the end of the applicable time period, or if you choose Payment plan A - Option 2, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset                          $101         $124        $149        $236
--------------------------------------------------------------------------------
Limited Maturity Bond                 $101         $124        $149        $236
--------------------------------------------------------------------------------
Core Bond                             $105         $138        $173        $283
--------------------------------------------------------------------------------
Fully Managed                         $105         $136        $170        $277
--------------------------------------------------------------------------------
Total Return                          $104         $134        $167        $271
--------------------------------------------------------------------------------
Equity Income                         $105         $136        $170        $277
--------------------------------------------------------------------------------
All Cap                               $105         $138        $173        $283
--------------------------------------------------------------------------------
Real Estate                           $105         $136        $170        $277
--------------------------------------------------------------------------------
Value Equity                          $105         $136        $170        $277
--------------------------------------------------------------------------------
Investors                             $105         $138        $173        $283
--------------------------------------------------------------------------------
International Equity                  $108         $145        $185        $307
--------------------------------------------------------------------------------
Rising Dividends                      $105         $136        $170        $277
--------------------------------------------------------------------------------
Managed Global                        $108         $145        $185        $307
--------------------------------------------------------------------------------
Large Cap Value                       $105         $138        $173        $283
--------------------------------------------------------------------------------
Hard Assets                           $105         $136        $170        $277
--------------------------------------------------------------------------------
Research                              $104         $134        $167        $271
--------------------------------------------------------------------------------
Capital Growth                        $105         $137        $172        $282
--------------------------------------------------------------------------------
Capital Appreciation                  $105         $136        $170        $277
--------------------------------------------------------------------------------
Small Cap                             $105         $136        $170        $277
--------------------------------------------------------------------------------
Mid-Cap Growth                        $104         $134        $167        $271
--------------------------------------------------------------------------------
Strategic Equity                      $105         $136        $170        $277
--------------------------------------------------------------------------------
Growth                                $105         $137        $172        $282
--------------------------------------------------------------------------------
Developing World                      $113         $160        $209        $354

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                 $103         $130        $159        $256
--------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income                   $102         $127        $154        $246
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                  $109         $149        $191        $319

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names            $107         $144        $183        $304
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                   $106         $138        $174        $286
--------------------------------------------------------------------------------

If you do not surrender your Contract or if you annuitize on the annuity start date under a payment plan other than Plan A, Option 2, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset                           $21         $ 64        $109        $236
--------------------------------------------------------------------------------
Limited Maturity Bond                  $21         $ 64        $109        $236
--------------------------------------------------------------------------------
Core Bond                              $25         $ 76        $133        $283
--------------------------------------------------------------------------------
Fully Managed                          $25         $ 76        $130        $277
--------------------------------------------------------------------------------
Total Return                           $24         $ 74        $127        $271
--------------------------------------------------------------------------------
Equity Income                          $25         $ 76        $130        $277
--------------------------------------------------------------------------------
All Cap                                $25         $ 76        $133        $283
--------------------------------------------------------------------------------
Real Estate                            $25         $ 76        $130        $277
--------------------------------------------------------------------------------
Value Equity                           $25         $ 76        $130        $277
--------------------------------------------------------------------------------
Investors                              $25         $ 76        $133        $283
--------------------------------------------------------------------------------
International Equity                   $28         $ 85        $145        $307
--------------------------------------------------------------------------------
Rising Dividends                       $25         $ 76        $130        $277
--------------------------------------------------------------------------------
Managed Global                         $28         $ 85        $145        $307
--------------------------------------------------------------------------------
Large Cap Value                        $25         $ 76        $133        $283
--------------------------------------------------------------------------------
Hard Assets                            $25         $ 76        $130        $277
--------------------------------------------------------------------------------
Research                               $24         $ 74        $127        $271
--------------------------------------------------------------------------------
Capital Growth                         $25         $ 77        $132        $282
--------------------------------------------------------------------------------
Capital Appreciation                   $25         $ 76        $130        $277
--------------------------------------------------------------------------------
Small Cap                              $25         $ 76        $130        $277
--------------------------------------------------------------------------------
Mid-Cap Growth                         $24         $ 74        $127        $271
--------------------------------------------------------------------------------
Strategic Equity                       $25         $ 76        $130        $284
--------------------------------------------------------------------------------
Growth                                 $25         $ 77        $132        $282
--------------------------------------------------------------------------------
Developing World                       $33         $100        $170        $354

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                  $23         $ 70        $119        $256
--------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income                    $22         $ 67        $114        $246
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                   $28         $ 86        $146        $310

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names             $27         $ 84        $143        $304
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                    $26         $ 79        $134        $286
--------------------------------------------------------------------------------

The examples above reflect the annual administrative charge as an annual charge of 0.08% of assets (based on an average contract value of $38,000). Your charge would be higher for smaller Contract values and lower for higher Contract values. Premium taxes may apply and are not reflected in the examples.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Equitable Life Separate Account A ("Separate Account A") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

     (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Separate Account A available through the Contract, offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account A for the year ended December 31, 2000 and Equitable Life for the years ended December 31, 2000, 1999 and 1998 are included in the SAI.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account A, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account A has been in existence. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account A, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account A. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa ("Equitable Life") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), a Delaware corporation, which in turn is an indirect wholly owned subsidiary of ING Groep N.V. ("ING"). On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company.

Equitable of Iowa is the holding company for Golden American Life Insurance Company ("Golden Amreican"), an affiliate, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Pilgrim Investments, LLC, a portfolio manager of the GCG Trust, and the investment manager of the Pilgrim Variable Insurance Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust, and ING Investment Management Advisors B.V., a portfolio manager of the Pilgrim Variable Insurance Trust.

Our principal office is located at 909 Locust Street, Des Moines, Iowa 50309. Our administrative address is Customer Service, 1475 Dunwoody Drive, West Chester, PA, 19380. All correspondence regarding this Contract should be mailed to our administrative address.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------

In this prospectus, we refer to The GCG Trust, the Credit Suisse Warburg Pincus Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust and The Prudential Series Fund, Inc. collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity Contracts offered by Equitable Life. The GCG Trust also sells its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Equitable Life. The separate accounts may fund both variable annuity contracts and variable life policies. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The Credit Suisse Warburg Pincus Trust (formerly Warburg Pincus Trust) is also a mutual fund whose shares are available to separate accounts of insurance companies, including Equitable Life, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The principal address of the Credit Suisse Warburg Pincus Trust is 466 Lexington Avenue, New York, NY 10017-3147.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Equitable Life, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The principal address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Pilgrim Variable Insurance Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Equitable Life. Pending SEC approval, shares of Pilgrim Variable Insurance Trust may also be sold to variable annuity and variable life insurance policies offered by other insurance companies, both affiliated and unaffiliated with Equitable Life. The address of Pilgrim Variable Insurance Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Prudential Series Fund is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Equitable Life. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

In the event that due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, PIMCO Variable Insurance Trust, Credit Suisse Warburg Pincus Trust and Pilgrim Variable Insurance Trust, the Board of Directors of The Prudential Series Fund, Inc., and the management of Directed Services, Inc., Credit Suisse Asset Management LLC, Pacific Investment Management Company, ING Investment Management Advisors B.V. ("ING"), The Prudential Insurance Company of America, and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE CREDIT SUISSE WARBURG PINCUS TRUST, THE PILGRIM VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND, INC. IN THE ACCOMPANYING TRUSTS' PROSPECTUSES. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

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                      EQUITABLE OF IOWA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa Separate Account A ("Separate Account A") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account A is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account A but such assets are kept separate from our other accounts.

Separate Account A is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, PIMCO Variable Insurance Trust, the Warburg Pincus Trust, ING Variable Insurance Trust or The Prudential Series Fund, Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account A without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account A. If the assets in Separate Account A exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

PROPOSED SUBSTITUTION. In an ongoing effort to consolidate the variable operations of the various ING insurance companies, Equitable Life and certain of its affiliates filed an application with the SEC requesting permission via an order to substitute shares of the International Equity Fund of the Credit Suisse Warburg Pincus Trust (the "Credit Suisse Fund") with shares of the International Series of the GCG Trust (the "Substitution"). The International Equity Series of the GCG Trust was created with this Substitution in mind and will not be available for investment until the Substitution takes place. The International Equity Series of the GCG Trust is similar to the Credit Suisse Fund. We anticipate that the Substitution will reduce operating expenses and, due to a broader scope of availability for the GCG Trust in other variable contracts, create larger economies of scale from which a further reduction of expenses is anticipated. Contract holders will benefit directly from any reduction of Trust expenses. CONTRACT HOLDERS WILL NOT BEAR ANY EXPENSE ASSOCIATED WITH THE SUBSTITUTION.

Upon obtaining the requested order for substitution from the SEC, and subject to any required prior approval by applicable insurance authorities, Equitable Life and its affiliates will effect the Substitution by simultaneously placing an order for each subaccount investing in the Credit Suisse Fund to redeem the shares of that fund and an order for each such subaccount to purchase shares of the International Equity Series of the GCG Trust. Within five days after the Substitution, our Customer Service Center will send affected contract holders notice that the Substitution has been completed.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account A but are not discussed in this prospectus. Separate Account A may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract - Addition, Deletion or Substitution of Subaccounts and Other Changes."

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                            THE INVESTMENT PORTFOLIOS
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During the accumulation phase, you may allocate your purchase payments and contract value to any of the investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS AND MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Separate Account A also has other subaccounts investing in other portfolios which are not available to the Contracts described in this prospectus. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE CREDIT SUISSE WARBURG PINCUS TRUST, THE PILGRIM VARIABLE INSURANCE TRUST

AND THE PRUDENTIAL SERIES FUND, INC. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. TO OBTAIN FREE COPIES OF THESE PROSPECTUSES, PLEASE WRITE TO OUR CUSTOMER SERVICE CENTER AT P.O. BOX 2700, WEST CHESTER, PA 19380 OR CALL (800) 366-0066 OR ACCESS THE SEC'S WEBSITE (HTTP://WWW.SEC.GOV).

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INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
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THE GCG TRUST
Liquid Asset            Seeks high level of current income consistent with the
                        preservation of capital and liquidity.

                        Invests primarily in obligations of the U.S. Government
                        and its agencies and instrumentalities, bank
                        obligations, commercial paper and short-term corporate
                        debt securities. All securities will mature in less than
                        one year.
                        --------------------------------------------------------
Limited Maturity Bond   Seeks highest current income consistent with low risk to
                        principal and liquidity. Also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

                        Invests primarily in diversified limited maturity debt
                        securities with average maturity dates of five years or
                        shorter and in no cases more than seven years.
                        --------------------------------------------------------
Core Bond               Seeks maximum  total return,  consistent  with
  (formerly Global      preservation  of capital and prudent investment
  Fixed Income)         management.

                        Invests primarily in a diversified portfolio of fixed
                        income instruments of varying maturities. The average
                        portfolio duration of the Portfolio normally varies
                        within a three-to six-year time frame.
                        --------------------------------------------------------
Fully Managed           Seeks, over the long term, a high total investment
                        return consistent with the preservation of capital and with prudent investment risk.

                        Invests primarily in the common stocks of established
                        companies believed by the portfolio manager to have
                        above-average potential for capital growth.
                        --------------------------------------------------------
Total Return            Seeks above-average income (compared to a portfolio
                        entirely invested in equity securities) consistent with the prudent employment of capital. Growth of capital and income is a secondary goal.

                        Invests primarily in a combination of equity and fixed
                        income securities.
                        --------------------------------------------------------
Equity Income           Seeks substantial dividend income as well as long-term
                        growth of capital.

                        Invests primarily in common stocks of well-established companies paying above-average dividends.
                        --------------------------------------------------------
All Cap Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average capital appreciation potential.

                        Invests primarily in equity securities of U.S. companies
                        of any size.
                        --------------------------------------------------------
Real Estate             Seeks capital appreciation. Current income is a
                        secondary objective.

                        Invests primarily in publicly traded real estate equity
                        securities.
                        --------------------------------------------------------
Value Equity            Seeks capital appreciation. Dividend income is a
                        secondary objective.

                        Invests primarily in common stocks of domestic and foreign issuers which meet quantitative standards relating to financial soundness and high intrinsic value relative to price.
                        --------------------------------------------------------

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INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Investors               Seeks long-term growth of capital. Current income is a
                        secondary objective.

                        Invests primarily in equity securities of U.S. companies
                        and to a lesser degree, debt securities.
                        --------------------------------------------------------
International Equity    Seeks long-term growth of capital.

                        Invests at least 65% of its net assets in equity
                        securities of issuers located in countries outside of
                        the United States. The Portfolio generally invests at
                        least 75% of its total assets in common and preferred
                        stocks, warrants and convertible securities.
                        --------------------------------------------------------
Rising Dividends        Seeks capital appreciation.  A secondary objective is
                        dividend income.

                        Invests in equity securities that meet the following
                        quality criteria: regular dividend increases; 35% of
                        earnings reinvested annually; and a credit rating
                        of "A" to "AAA."
                        --------------------------------------------------------
Managed Global          Seeks capital appreciation. Current income is only an
                        incidental consideration.

                        Invests primarily in common stocks traded in securities
                        markets throughout the world.
                        --------------------------------------------------------
Large Cap Value         Seeks long-term growth of capital and income.

                        Invests primarily in equity and equity-related
                        securities of companies with market capitalization
                        greater than $1 billion.
                        --------------------------------------------------------
Hard Assets             Seeks long-term capital appreciation.

                        Invests primarily in hard asset securities. Hard asset
                        companies produce a commodity which the portfolio
                        manager is able to price on a daily or weekly basis.
                        --------------------------------------------------------
Research                Seeks long-term growth of capital and future income.

                        Invests primarily in common stocks or securities
                        convertible into common stocks of companies believed to
                        have better than average prospects for long-term growth.
                        --------------------------------------------------------
Capital Growth          Seeks long-term total return.

                        Invests primarily in common stocks of companies where
                        the potential for change (earnings acceleration) is
                        significant.
                        --------------------------------------------------------
Capital Appreciation    Seeks long-term capital growth.

                        Invests primarily in equity securities believed by the portfolio manager to be undervalued.
                        --------------------------------------------------------

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INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Small Cap               Seeks long-term capital appreciation.

                        Invests primarily in equity securities of companies that
                        have a total market capitalization within the range of
                        companies in the Russell 2000 Growth Index or the
                        Standard & Poor's Small-Cap 600 Index.
                        --------------------------------------------------------
Mid-Cap Growth          Seeks long-term growth of capital.

                        Invests primarily in equity securities of companies with
                        medium market capitalization which the portfolio manager
                        believes have above-average growth potential.
                        --------------------------------------------------------
Strategic Equity        Seeks capital appreciation.

                        Invests primarily in common stocks of medium- and
                        small-sized companies.
                        --------------------------------------------------------
Growth                  Seeks capital appreciation.

                        Invests primarily in common stocks of growth companies
                        that have favorable relationships between price/earnings
                        ratios and growth rates in sectors offering the
                        potential for above-average returns.
                        --------------------------------------------------------
Developing World        Seeks capital appreciation.

                        Invests primarily in equity securities of companies in developing or emerging countries.
                        --------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST

PIMCO High Yield Bond   Seeks to maximize total return, consistent with
                        preservation of capital and prudent investment management.

                        Invests at least 65% of its assets in a diversified
                        portfolio of junk bonds rated at least B by Moody's
                        Investor Services, Inc. or Standard & Poor's or, if
                        unrated, determined by the portfolio manager to be of
                        comparable quality.
                        --------------------------------------------------------
PIMCO StocksPLUS        Seeks to achieve a total return which exceeds the total
   Growth and Income    return performance of the S&P 500.

                        Invests primarily in common stocks, options, futures, options on futures and swaps.
                        --------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST (formerly the Warburg Pincus Trust)

International Equity    Seeks long-term appreciation.

                        Invests primarily in a broadly diversified portfolio of equity securities of companies that have their principal business activities outside of the United States.
                        --------------------------------------------------------

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INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
PILGRIM VARIABLE INSURANCE TRUST (formerly ING Variable Insurance Trust)

Pilgrim Global Brand    Seeks to provide investors with long-term capital
   Names Fund           appreciation.
   (formerly Global
   Brand NamesING       Invests at least 65% of its total assets in equity
   Fund)                securities of companies that have a well recognized
                        franchise, a global presence and derive most of their
                        revenues from sales of consumer goods.
                        --------------------------------------------------------
THE PRUDENTIAL SERIES FUND

Prudential Jennison     Seeks long-term growth of capital.

                        Invests primarily in companies that have shown growth in earnings and sales, high return on equity and assets or other strong financial data and are also attractively valued in the opinion of the manager. Dividend income from investments will be incidental.
                        --------------------------------------------------------

INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services has retained portfolio managers to manage the assets of each portfolio of the GCG Trust. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Credit Suisse Asset Management, LLC ("Credit Suisse") serves as the investment advisor of the Credit Suisse Warburg Pincus Trust. The Credit Suisse Warburg Pincus Trust pays Credit Suisse a monthly advisory fee based on the average daily net assets of the investment portfolio and also procures the services necessary for the operation of its portfolios. The Credit Suisse Warburg Pincus Trust pays monthly administrative fees to two co-administrators for administrative services, one of which is an affiliate of Credit Suisse. The monthly administrative fee is based on the portfolio's average daily net assets. Credit Suisse does not bear any portfolio expenses.

ING Pilgrim Investments, LLC ("ING Pilgrim") serves as the overall manager of Pilgrim Variable Insurance Trust and Pilgrim Variable Products Trust. ING Pilgrim supervises all aspects of the Trusts' operations and provides investment advisory services to the portfolios of the Trusts, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING Pilgrim, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING

Groep N.V. Except for agreements to reimburse certain expenses of the portfolio, ING Pilgrim does not bear any portfolio expenses.

The Prudential Insurance Company of America ("Prudential") serves as the overall investment adviser for The Prudential Series Fund, Inc. Prudential is responsible for the management of The Prudential Series Fund, Inc. and provides investment advice and related services. Prudential engages Jennison Associates LLC to serve as a sub-adviser and to provide day-to-day management. Prudential pays the sub-adviser out of the fee Prudential receives from The Prudential Series Fund, Inc.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. For 2000, total portfolio fees and charges ranged from 0.55% to 1.76%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

You can find more detailed information about each portfolio in the prospectus for each trust. You should read these prospectuses before investing.

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                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, the PIMCO Variable Insurance Trust, the Credit Suisse Warburg Pincus Trust, the Pilgrim Variable Insurance Trust and The Prudential Series Fund, Inc. in which the subaccounts funded by Separate Account A invest.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus. We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account A selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account A with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state approval and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the 27 subaccounts of Separate Account A offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account A invests in a corresponding portfolio of the GCG Trust, the Credit Suisse Warburg Pincus Trust, PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust or the Prudential Series Fund, Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account A under the 1940 Act; (ii) operate Separate Account A as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account A as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account A; and (v) combine Separate Account A with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account A.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive. We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM
A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

     A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

     B) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce withdrawal charges after examining all the relevant factors such as:

     (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the withdrawal charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account A and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $25,000 of contract value invested in the subaccounts of Separate Account A, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

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                                  DEATH BENEFIT
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DEATH BENEFIT DURING THE ACCUMULATION PERIOD
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

DEATH PROCEEDS
If the annuitant is LESS THAN AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

     Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

     (1)  the beneficiary elects to have the death proceeds:

          (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

          (b)  payable beginning within one year of the date of death; or

     (2) if the beneficiary is the deceased owner's spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

     (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

     (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

DEATH OF OWNER

     (1) If any owner of the Contract dies before the annuity start date, the following applies:

          (a) If the new owner is the deceased owner's spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

          (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

               (i)  within 5 years of the deceased owner's death or

               (ii) over the life of the new owner or over a period not
                    extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

     (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

     (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

     (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If an owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect, to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Equitable Life will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

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                                CHARGES AND FEES
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We deduct the Contract charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of Contracts.

SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE
For purposes of determining any applicable surrender charges under the Contract, Contract value is removed in the following order: 1) earnings (Contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than eight years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payments made after the first withdrawal in the Contract year but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old); and 4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis).

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:


     COMPLETE YEARS ELAPSED         0    1    2    3    4    5    6    7    8+
         SINCE PREMIUM PAYMENT

     SURRENDER CHARGE               8%   7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

     o    earnings (contract value less unliquidated purchase payments);

     o    premium payments in the contract for more than eight years, and

     o an amount which is equal to 10% of the premium payments in the contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the contract and we will impose a surrender charge and any associated premium tax.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence. We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subacounts in which you are invested

     TRANSFER CHARGE. You may make 12 free transfers each contract year. We will assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

     If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

     The mortality and expense risk charge is guaranteed by the Company and cannot be increased.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct 12b-1 fees. For 2000 total portfolio fees and charges ranged from 0.55% to 1.76%. See "Fees and Expenses" in this Prospectus.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
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SELECTING THE ANNUITY START DATE
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

SELECTING A PAYMENT PLAN
On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

     (1)  any applicable taxes not previously deducted; less

     (2)  the withdrawal charge, if any; less

     (3)  the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS
After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

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                              ANNUITY PAYMENT PLANS
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PLAN A. INTEREST
     Option 1 The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five
                    (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

     Option 2 The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
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PLAN B. FIXED PERIOD
                    The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
                    ------------------------------------------------------------
PLAN C. LIFE INCOME
                    The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account A invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account A is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account A's net assets;

     (4)  when the Company's Customer Service Center is closed; or

     (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION
If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit. See "Reduction or Elimination of the Withdrawal Charge" for more details.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Separate Account A. The principal address of Directed Services is 1475 Dunwoody

Drive, West Chester, Pennsylvania 19380. Directed Services is a corporation organized under the laws of New York and is a wholly owned subsidiary of Equitable of Iowa. Directed Services is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Directed Services has the authority to enter into selling agreements with other firms. Directed Services has entered into selling agreements with broker-dealers to sell the Contracts through registered representatives. Those representatives are registered with the NASD, and if applicable, also with the states in which they do business. They also are licensed as insurance agents in the states in which they do business.

We pay sales commissions to Directed Services for the sale of the Contracts. Directed Services passes through the entire amount of the sales commission to the broker-dealer whose registered representative sold the Contract. The maximum sales commission payable will be approximately 7.75% of the initial and any additional premium payment. This commission may be returned if the Contract is not continued through the first Contract Year.

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed the above commission).

We may make additional cash payments to broker-dealers for marketing and educational expenses and for the reimbursement of certain expenses incurred by registered representatives in connection with the distribution of the Contracts.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account A according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account A which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
We, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Separate Account A.

LEGAL MATTERS
The legal validity of the Contracts was passed on by James Mumford, Esquire, General Counsel, Assistant Secretary and Assistant Treasurer of Equitable Life Insurance Company of Iowa. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Equitable Life at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and Separate Account A at December 31, 2000 and for the year then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals for whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account A, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over

Separate Account A assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, OR EXCHANGES, AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchaser of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value. The IRS has not ruled whether an enhanced death benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Because the enhanced death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. Further, the IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Contract comports with IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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                       STATEMENT OF ADDITIONAL INFORMATION
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TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Company............................................................       1
     Experts............................................................       1
     Legal Opinions.....................................................       1
     Distributor........................................................       1
     Yield Calculations for the Money Markets Subaccounts...............       1
     Performance Information............................................       2
     Annuity Provisions.................................................       5
     Financial Statements...............................................       5

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PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE COVER.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A.

Please Print or Type:

                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
                           STREET ADDRESS

                           --------------------------------------------------
                           CITY, STATE, ZIP

EQUI-SELECT 109653   -  5/01

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                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Equitable of Iowa Separate Account A available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

LIQUID ASSET

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 15.47           2,196,941        $33,989
  1999               14.79           3,594,772         53,181
  1998               14.33           2,338,381         33,498
  8/17/98            14.14                --               --
-----------------------------------------------------------------


LIMITED MATURITY BOND

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 17.76           1,582,943        $28,117
  1999               16.72           2,225,953         37,221
  1998               16.77           2,627,993         44,068
  8/17/98            16.41                  --             --
-----------------------------------------------------------------


CORE BOND
    (FORMERLY GLOBAL FIXED INCOME)

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 11.74           594,407          $ 6,977
  1999               11.79           767,498            9,051
  1998               13.09           946,714           12,391
  1997               11.87         1,003,152           11,905
  1996               11.96           705,870            8,440
  1995               11.55           311,689            3,500
  1994               10.06             5,098           51,288
  10/7/94            10.00                --               --
-----------------------------------------------------------------

                               A1

FULLY MANAGED

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 26.04           859,959          $22,389
  1999               21.65           763,935           16,537
  1998               20.53           779,994           16,015
  1997               19.66           430,012            8,456
  2/3/97             17.40                --               --
-----------------------------------------------------------------


TOTAL RETURN

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 20.75           8,144,748        $168,975
  1999               18.06          11,904,760         214,998
  1998               17.72          12,496,442         221,408
  1997               16.10           9,244,077         148,852
  1996               13.51           4,354,338          58,835
  1995               12.05           1,312,565          15,822
  1994                9.81              33,106             325
  10/7/94            10.00                  --              --
-----------------------------------------------------------------


EQUITY INCOME

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 23.91           119,922          $ 2,868
  1999               21.47           128,090            2,751
  1998               21.94            43,654              958
  6/1/98             21.36                --               --
-----------------------------------------------------------------


REAL ESTATE

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 26.64            93,266          $ 2,484
  1999               20.62            35,911              741
  1998               21.74            11,546              252
  6/1/98             24.06                --               --
-----------------------------------------------------------------

                               A2

VALUE EQUITY

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 19.46           141,890          $ 2,761
  1999               18.14            83,288            1,512
  1998               18.31            13,489              247
  6/1/98             18.81                --               --
-----------------------------------------------------------------


RISING DIVIDENDS

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 24.94           2,837,674        $70,758
  1999               25.83           2,969,233         76,703
  1998               22.61           2,936,233         66,385
  1997               20.09           1,561,703         31,375
  2/3/97             16.36                  --             --
-----------------------------------------------------------------


HARD ASSETS

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 16.32            15,095          $   246
  1999               17.37            54,852              955
  1998               14.28            23,848              341
  6/1/98             18.34                --               --
-----------------------------------------------------------------


RESEARCH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 26.39           7,165,354        $189,119
  1999               28.04          13,175,523         369,426
  1998               22.89          14,188,466         324,775
  1997               18.87          10,840,733         204,520
  1996               15.93           4,845,240          77,175
  1995               13.10           1,255,752          16,447
  1994                9.72              69,177             672
  10/7/94            10.00                  --              --
-----------------------------------------------------------------

                               A3

CAPITAL GROWTH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 17.21           5,518,518        $94,978
  1999               21.06           6,297,934        132,629
  1998               17.01           6,865,903        116,791
  1997               15.41           5,699,245         87,808
  1996               12.49           2,228,888         27,830
  4/1/96             10.00                  --             --
-----------------------------------------------------------------


CAPITAL APPRECIATION

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 25.17           297,462          $ 7,488
  1999               30.11           118,847            3,579
  1998               24.50            68,343            1,674
  6/1/98             23.72                --               --
-----------------------------------------------------------------


SMALL CAP

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 18.40           1,810,398        $33,306
  1999               22.82           1,648,148         37,613
  1998               15.37           1,310,457         20,138
  1997               12.88             885,024         11,401
  2/3/97             11.98                  --             --
-----------------------------------------------------------------


MID-CAP GROWTH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 42.23           4,352,839       $183,839
  1999               39.59           5,971,804        236,452
  1998               22.43           5,924,179        132,856
  1997               18.52           4,824,991         89,357
  1996               15.70           2,602,724         40,853
  1995               13.21             759,597         10,037
  1994               10.35              63,781            660
  10/7/94            10.00                  --             --
-----------------------------------------------------------------

                               A4

STRATEGIC EQUITY

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 18.92           644,682          $12,200
  1999               21.92           259,811            5,696
  1998               14.23            12,125              173
  6/1/98             15.03                --               --
-----------------------------------------------------------------


GROWTH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 22.02           6,778,262       $149,234
  1999               28.62           6,813,659        195,012
  1998               16.29           5,276,364         85,977
  1997               13.03           4,326,368         56,374
  1996               11.42           1,238,349         14,136
  4/1/96             10.00                  --             --
-----------------------------------------------------------------


DEVELOPING WORLD

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $  7.58           375,616          $ 2,847
  1999               11.61           414,703            4,815
  1998                7.28            81,839              596
  2/19/98            10.00                --               --
-----------------------------------------------------------------


CREDIT SUISSE WARBURG PINCUS INTERNATIONAL
EQUITY PORTFOLIO

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 11.37           3,578,605        $40,702
  1999               15.57           3,737,373         58,172
  1998               10.29           4,170,018         42,903
  1997                9.90           3,908,832         38,713
  1996               10.28           2,026,704         20,825
  4/1/96             10.00                --               --
-----------------------------------------------------------------

                               A5

PIMCO HIGH YIELD BOND

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 10.01           435,552          $ 4,360
  1999               10.24           429,523            4,398
  1998               10.08           200,928            2,025
  6/1/98             10.00                --               --
-----------------------------------------------------------------


PIMCO STOCKSPLUS GROWTH
    AND INCOME

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 11.72           745,672          $ 8,739
  1999               13.13           621,031            8,154
  1998               11.11           573,722            6,377
  6/1/98              9.59                --               --
-----------------------------------------------------------------

                               A6

                            APPENDIX B

         SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000. In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

                               B1

             EQUITABLE LIFE INSURANCE COMPANY OF IOWA
 Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa
-----------------------------------------------------------------
109653  -  5/01

PrimElite-May 2001-03.doc

EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA
--------------------------------------------------------------------------------

                                   PROFILE OF

                                    PRIMELITE

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                   MAY 1, 2001

     ---------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ---------------------------------------------------------------------

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1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is an individual flexible premium deferred variable annuity contract between you and Equitable Life Insurance Company of Iowa ("Equitable Life," "we," "us" or the "Company"). The Contract provides a means for you to invest on a tax-deferred basis in one or more of 11 mutual fund investment portfolios through our Separate Account A listed under
Item 4. Keep in mind that you can lose or not make any money.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following fixed annuity payment options:

PRIMELITE PROFILE                                        PROSPECTUS BEGINS AFTER
                                                          PAGE 8 OF THIS PROFILE

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                                 ANNUITY OPTIONS
--------------------------------------------------------------------------------
PLAN A. INTEREST
     Option 1 The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five
                    (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

     Option 2 The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
--------------------------------------------------------------------------------
PLAN B. FIXED PERIOD
                    The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
--------------------------------------------------------------------------------
PLAN C. LIFE INCOME
                    The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
--------------------------------------------------------------------------------

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

                                                               PRIMELITE PROFILE

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 11 mutual fund investment portfolios through our Separate Account A. The investment portfolios are described in the prospectuses for the GCG Trust, the Travelers Series Fund, Inc., the Greenwich Street Series Fund and the Smith Barney Allocation Series Inc. If you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

      THE GCG TRUST
         Total Return Series
         Research Series
         Mid-Cap Growth Series

      TRAVELERS SERIES FUND INC.
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
              (formerly Smith Barney International Equity Portfolio) Smith Barney Large Cap Value Portfolio
         Smith Barney Money Market Portfolio

      GREENWICH STREET SERIES FUND
         Appreciation Portfolio

      SMITH BARNEY ALLOCATION SERIES INC.
         Smith Barney Select Balanced Portfolio
         Smith Barney Select Growth Portfolio
         Smith Barney Select High Growth Portfolio



5.   EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $30. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the asset-based administrative charge and the mortality and expense risk charge is as follows:

     Mortality & Expense Risk Charge...........................     1.25%
     Asset-Based Administrative Charge.........................     0.15%
                                                                    -----
          Total................................................     1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.53% to 1.18% annually (see table below) of the portfolio's average daily net asset balance.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding earnings plus the free withdrawal amount. We also deduct a surrender charge if you annuitize under Plan A Option 1.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

At any time you may make a withdrawal, without the imposition of a surrender charge, of an amount equal to the sum of:

     (1) earnings (Contract value less unliquidated premium payments not withdrawn);

     (2)  payments in the Contract for more than eight years; and

                                                               PRIMELITE PROFILE

     (3) an amount which is equal to 10% of the payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same Contract year of payments less than eight years old.

The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED         0    1    2    3    4    5    6    7    8+
         SINCE PREMIUM PAYMENT

     SURRENDER CHARGE               8%   7%   6%   5%   4%   3%   2%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.07% (based on an average contract value of $44,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 2000 for the GCG Trust and the Greenwich Street Series Fund; as of January 31, 2001 for the Smith Barney Allocation Series Inc.; and as of October 31, 2000 for the Travelers Series Fund Inc. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

----------------------------------------------------------------------------------------------------------------------
                                                                                                   EXAMPLES:
                                                   TOTAL ANNUAL                                    --------
                                 TOTAL ANNUAL       INVESTMENT             TOTAL          TOTAL CHARGES AT THE END OF:
                                   INSURANCE         PORTFOLIO            ANNUAL
INVESTMENT PORTFOLIO                CHARGES           CHARGES             CHARGES          1 YEAR           10 YEARS
----------------------------------------------------------------------------------------------------------------------
THE GCG TRUST
 Total Return                        1.47%              0.89%              2.36%             $104             $270
 Research                            1.47%              0.89%              2.36%             $104             $270
 Mid-Cap Growth                      1.47%              0.89%              2.36%             $104             $270

TRAVELERS SERIES FUND INC.
----------------------------------------------------------------------------------------------------------------------
 Smith Barney High Income            1.47%              0.66%              2.13%             $102             $246
----------------------------------------------------------------------------------------------------------------------
 Smith Barney International
   All Cap Growth                    1.47%              0.98%              2.45%             $105             $279
----------------------------------------------------------------------------------------------------------------------
 Smith Barney Large Cap Value        1.47%              0.66%              2.13%             $102             $246
----------------------------------------------------------------------------------------------------------------------
 Smith Barney Money Market           1.47%              0.53%              2.00%             $100             $233

GREENWICH STREET SERIES FUND
----------------------------------------------------------------------------------------------------------------------
 Appreciation                        1.47%              0.78%              2.25%             $103             $258
----------------------------------------------------------------------------------------------------------------------

SMITH BARNEY ALLOCATION SERIES INC.
 Smith Barney Select Balanced        1.47%              1.05%              2.52%             $106             $286
----------------------------------------------------------------------------------------------------------------------
 Smith Barney Select Growth          1.47%              1.11%              2.58%             $106             $291
----------------------------------------------------------------------------------------------------------------------
 Smith Barney Select High
   Growth                            1.47%              1.18%              2.65%             $107             $298
----------------------------------------------------------------------------------------------------------------------

                                                               PRIMELITE PROFILE

The "Total Annual Investment Portfolio Charges" reflect current expense reimbursements for applicable portfolios. The Year 1 examples above include an 8% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax or tax deductible contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal or begin receiving annuity payments.

For owners of most qualified Contracts, when you reach age 70 1/2 (or in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 7. Withdrawals above the free withdrawal amount may be subject to a surrender charge. Income taxes and a penalty tax may apply to amount withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio for the time periods shown. These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for any surrender charges. Please keep in mind that past performance is not a guarantee of future results.

----------------------------------------------------------------------------------------------------------------------
                                                                                 FISCAL YEARS
INVESTMENT PORTFOLIO                                      2000       1999       1998       1997       1996      1995
----------------------------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company*
    Mid-Cap Growth                                        6.60%     76.48%     21.02%     17.91%     18.72%     27.59%
    Research                                             -5.94%     22.42%     21.26%     18.37%     21.54%     34.63%
    Total Return                                         14.81%      1.86%      9.96%     19.10%     12.02%     22.74%

----------------------------------------------------------------------------------------------------------------------
Managed by SSB Citi Fund Management LLC**
    Appreciation                                         -1.87%     11.44%     17.41%     24.55%     12.38%        --
    Smith Barney High Income                             -9.39%      1.06%     -1.04%     12.19%     11.50%        --
    Smith Barney International All Cap Growth           -24.93%     65.32%      4.95%      1.20%     15.05%        --
    Smith Barney Large Cap Value                         11.46%     -1.45%      8.22%     24.78%     17.98%        --
    Smith Barney Money Market                             4.48%      3.21%      3.52%      3.56%      3.38%        --

----------------------------------------------------------------------------------------------------------------------
Managed by Travelers Investment Adviser, Inc.***
    Smith Barney Select Balanced                          3.23%      5.95%      7.93%        --         --         --
    Smith Barney Select Growth                           -6.30%     14.42%     12.29%        --         --         --
    Smith Barney Select High Growth                      -8.71%     25.00%     13.69%        --         --         --
----------------------------------------------------------------------------------------------------------------------

------------------------
*    Year Ended December 31, 2000
** Year Ended October 31, 2000 for all portfolios except the Appreciation Portfolio, whose average annual total return is based on a December 31, 2000 fiscal year end.
***  Year Ended January 31, 2001

                                                               PRIMELITE PROFILE

9.   DEATH BENEFIT
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are the annuitant, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit now, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

The death benefit may be subject to certain mandatory distribution rules required by federal tax laws.

DEATH PROCEEDS
If the annuitant is less than AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th contract anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) The contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplemental agreement in effect.

     Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel your Contract within 10 days after you receive it, you will receive a full refund of your contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period. We determine your contract value at the close of the business on the day we receive your written refund request.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS. Prior to the annuity start date, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period. We currently do not charge you for transfers made during a contract year, but reserve the right to charge the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or

                                                               PRIMELITE PROFILE
terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred. Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account A and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations-Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. The minimum amount which may be transferred is $100. You must participate for at least five (5) months and have a minimum of $500 in the subaccount from which dollar cost averaging payments will be taken.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits, these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $25,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. However, we reserve the right to offer the program on contracts with a lesser amount.

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

or your registered representative.

                                                               PRIMELITE PROFILE

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EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                                   MAY 1, 2001

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY
                                    PRIMELITE

--------------------------------------------------------------------------------

This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") offered by Equitable Life Insurance Company of Iowa ("Equitable Life" the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 11 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are:


MASSACHUSETTS FINANCIAL SERVICES COMPANY
     Mid-Cap Growth Series
     Research Series
     Total Return Series

SSB CITI FUND MANAGEMENT LLC
     Smith Barney High Income Portfolio
     Smith Barney International All Cap Growth Portfolio
        (formerly Smith Barney International Equity Portfolio
     Smith Barney Large Cap Value Portfolio
     Smith Barney Money Market Portfolio

SMITH BARNEY FUND MANAGEMENT LLC
     Appreciation Portfolio

TRAVELERS INVESTMENT ADVISER, INC.
     Smith Barney Select Balanced Portfolio
     Smith Barney Select Growth Portfolio
     Smith Barney Select High Growth Portfolio

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account A. We refer to the divisions as "subaccounts."

For Contracts sold in some states, not all subaccounts are available. The prospectuses of the GCG Trust, the Travelers Series Fund, Inc., the Greenwich Street Series Fund and the Smith Barney Allocation Series Inc. may contain portfolios not currently available in connection with your Contract. You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2001, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, THE TRAVELERS SERIES FUND INC., THE GREENWICH STREET SERIES FUND AND THE SMITH BARNEY ALLOCATION SERIES INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE TRAVELERS SERIES FUND INC., THE GREENWICH STREET SERIES FUND AND THE SMITH BARNEY ALLOCATION SERIES INC.

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                                TABLE OF CONTENTS
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                                                                            PAGE

Index of Special Terms.....................................................    1
Fees and Expenses..........................................................    2
Performance Information....................................................    7
      Accumulation Unit....................................................    7
      Net Investment Factor................................................    7
      Condensed Financial Information......................................    7
      Financial Statements.................................................    7
      Performance Information..............................................    7
Equitable Insurance Company of Iowa........................................    8
The Trusts.................................................................    9
Equitable of Iowa Separate Account A.......................................    9
The Investment Portfolios..................................................   10
      Investment Objectives................................................   10
      Investment Management Fees and Other Expenses........................   13
The Annuity Contract.......................................................   14
      Contract Date and Contract Year .....................................   14
      Annuity Start Date...................................................   14
      Contract Owner.......................................................   14
      Annuitant............................................................   14
      Beneficiary..........................................................   14
      Purchase and Availability of the Contract............................   15
      Crediting of Premium Payments........................................   15
      Administrative Procedures............................................   16
      Contract Value.......................................................   16
      Contract Values in the Subaccounts...................................   16
      Cash Surrender Value.................................................   17
      Surrendering to Receive the Cash Surrender Value.....................   17
      The Subaccounts......................................................   17
      Addition, Deletion or Substitution of Subaccounts and Other Changes..   17
      Other Important Provisions...........................................   18
Withdrawals................................................................   18
      Regular Withdrawals..................................................   18
      Systematic Withdrawals...............................................   18
      IRA Withdrawals......................................................   18
Transfers Among Your Investments...........................................   20
      Transfers by Third Parties...........................................   20
      Dollar Cost Averaging................................................   20
      Automatic Rebalancing................................................   21
Death Benefit..............................................................   21
      Death Benefit During the Accumulation Period.........................   21
          Death Proceeds...................................................   21
          Death of Annuitant...............................................   22
          Death of Owner...................................................   22
          Trust Beneficiary................................................   23
          Required Distributions upon Contract Owner's Death...............   23
Charges and Fees...........................................................   24
      Charges Deducted from the Contract Value.............................   24
          Surrender Charge.................................................   24
          Free Withdrawal Amount...........................................   25

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                          TABLE OF CONTENTS (CONTINUED)
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                                                                            PAGE
Charges and Fees (continued)
          Surrender Charge for Excess Withdrawals..........................   25
          Premium Taxes....................................................   25
          Administrative Charge............................................   25
          Transfer Charge..................................................   25
      Charges Deducted from the Subaccounts................................   25
          Mortality and Expense Risk Charge................................   25
          Asset-Based Administrative Charge................................   26
      Trust Expenses.......................................................   26
The Annuity Options........................................................   26
      Selecting the Annuity Start Date.....................................   26
      Selecting a Payment Plan.............................................   26
      Fixed Payment Plans..................................................   27
Other Contract Provisions..................................................   28
      Reports to Contract Owners...........................................   28
      Suspension of Payments or Transfers..................................   28
      In Case of Errors in Your Application................................   29
      Assigning the Contract as Collateral.................................   29
      Contract Changes-Applicable Tax Law..................................   29
      Free Look............................................................   29
      Group or Sponsored Arrangements......................................   29
      Selling the Contract.................................................   29
Other Information..........................................................   30
      Voting Rights........................................................   30
      State Regulation.....................................................   30
      Legal Proceedings....................................................   30
      Legal Matters........................................................   30
      Experts..............................................................   30
Federal Tax Considerations.................................................   31
Statement of Additional Information
      Table of Contents....................................................   35
Appendix A
      Condensed Financial Information......................................   A1
Appendix B
      Surrender Charge for Excess Withdrawals Example......................   B1

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                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                               PAGE
Accumulation Unit                             7
Annuitant                                    14
Annuity Start Date                           14
Cash Surrender Value                         17
Contract Date                                14
Contract Owner                               14
Contract Value                               16
Contract Year                                14
Free Withdrawal Amount                       25
Net Investment Factor                         7
Death Benefit                                21

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
Surrender Charge                         Withdrawal Charge
Automatic Rebalancing                    Automatic Portfolio Rebalancing
Systematic Withdrawals                   Automatic Withdrawals
Annuity Start Date                       Maturity Date
Premium Payment                          Purchase Payment
Annual Contract Administrative Charge    Annual Contract Maintenance Charge
Business Day                             Valuation Date
Asset-Based Administrative Charge        Administrative Charge
Contract Date                            Issue Date
Contract Year                            Contract Anniversary Date
Accumulation Phase                       Accumulation Period
Cash Surrender Value                     Contract Withdrawal Value

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     COMPLETE YEARS ELAPSED         0    1    2    3    4    5    6    7    8+
         SINCE PREMIUM PAYMENT

     SURRENDER CHARGE               8%   7%   6%   5%   4%   3%   2%   1%   0%


TRANSFER CHARGE
     There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is the lesser of 2% of the Contract value transferred or $25.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
     Administrative Charge.............................................   $  30

SEPARATE ACCOUNT ANNUAL CHARGES***
      Mortality and Expense Risk Charge................................   1.25%
      Asset-Based Administrative Charge................................   0.15%
                                                                          -----
      Total Separate Account Charges...................................   1.40%
      ***As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                   MANAGEMENT          OTHER            TOTAL
PORTFOLIO                            FEE(1)         EXPENSES(2)      EXPENSES(3)
--------------------------------------------------------------------------------
Total Return                          0.88%            0.01%            0.89%
--------------------------------------------------------------------------------
Research                              0.88%            0.01%            0.89%
--------------------------------------------------------------------------------
Mid-Cap Growth                        0.88%            0.01%            0.89%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 2000, except for (i) portfolios that commenced operations in 2000 and (ii) newly formed portfolios where the charges have been estimated.

     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2000.

TRAVELERS SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                   MANAGEMENT          OTHER          TOTAL
PORTFOLIO                             FEE           EXPENSES(1)      EXPENSES
--------------------------------------------------------------------------------
Smith Barney High Income              0.60%            0.06%           0.66%
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Smith Barney International
  All Cap Growth                      0.90%            0.08%           0.98%
--------------------------------------------------------------------------------
Smith Barney Large Cap Value          0.65%            0.01%           0.66%
--------------------------------------------------------------------------------
Smith Barney Money Market             0.50%            0.03%           0.53%
--------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the fiscal year ended October 31, 2000.

GREENWICH STREET SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                   MANAGEMENT          OTHER          TOTAL
PORTFOLIO                             FEE           EXPENSES(1)      EXPENSES
--------------------------------------------------------------------------------
Appreciation                          0.55%            0.23%           0.78%
--------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the year ended December 31, 2000.

SMITH BARNEY ALLOCATION SERIES INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                   MANAGEMENT         OTHER           TOTAL
PORTFOLIO                             FEE           EXPENSES(1)      EXPENSES
--------------------------------------------------------------------------------
Smith Barney Select Balanced          0.35%            0.70%           1.05%
--------------------------------------------------------------------------------
Smith Barney Select Growth            0.35%            0.76%           1.11%
--------------------------------------------------------------------------------
Smith Barney Select High Growth       0.35%            0.83%           1.18%
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     (1) Other expenses are based on a weighted average of the expense ratios of the underlying funds in which a particular portfolio was invested on January 31, 2000. The expense ratios for the underlying funds are based on actual expense for each fund's Class Y shares as of the end of such fund's most recent fiscal year.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the Travelers Series Fund, Inc., the Greenwich Street Series Fund and the Smith Barney Allocation, Inc. for additional information on management or advisory fees and in some cases on other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following examples are based on an assumed 5% annual return.

If you surrender your contract at the end of the applicable time period, or if you choose Payment Plan A - Option 2, you would pay the following expenses for each $1,000 invested:

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                                     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
Total Return                          $104         $134        $166        $270
Research                              $104         $134        $166        $270
Mid-Cap Growth                        $104         $134        $166        $270

TRAVELERS SERIES FUND
Smith Barney High Income              $102         $127        $154        $246
--------------------------------------------------------------------------------
Smith Barney International All Cap
  Growth                              $105         $136        $171        $279
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Smith Barney Large Cap Value          $102         $127        $154        $246
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Smith Barney Money Market             $100         $123        $148        $233
--------------------------------------------------------------------------------

GREENWICH STREET SERIES FUND INC.
Appreciation                          $103         $130        $160        $258

SMITH BARNEY ALLOCATION SERIES INC.
Smith Barney Select Balanced          $106         $138        $174        $286
--------------------------------------------------------------------------------
Smith Barney Select Growth            $106         $140        $177        $291
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Smith Barney Select High Growth       $107         $142        $181        $298
--------------------------------------------------------------------------------

If you do not surrender your Contract or if you annuitize on the annuity start date under a payment plan other than Plan A, Option 2, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------

THE GCG TRUST
Total Return                           $24          $74        $126        $270
Research                               $24          $74        $126        $270
Mid-Cap Growth                         $24          $74        $126        $270

TRAVELERS SERIES FUND
Smith Barney High Income               $22          $67        $114        $246
Smith Barney International All Cap     $25          $76        $131        $279
  Growth
Smith Barney Large Cap Value           $22          $67        $114        $246
Smith Barney Money Market              $20          $63        $108        $233

GREENWICH STREET SERIES FUND INC.
Appreciation                           $23          $70        $120        $258

SMITH BARNEY ALLOCATION SERIES INC.
Smith Barney Select Balanced           $26          $78        $134        $286
Smith Barney Select Growth             $26          $80        $137        $291
Smith Barney Select High Growth        $27          $82        $141        $298
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The examples above reflect the annual administrative charge as an annual charge of 0.07% of assets (based on an average contract value of $44,000). Your charge would be higher for smaller Contract values and lower for higher Contract values. Premium taxes may apply and are not reflected in the example.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

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                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Equitable Life Separate Account A ("Separate Account A") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

     (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Separate Account A available through the Contract, offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account A for the year ended December 31, 2000 and Equitable Life for the years ended December 31, 2000, 1999 and 1998 are included in the SAI.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account A, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account A has been in existence. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account A, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account A. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa ("Equitable Life") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), a Delaware corporation, which in turn is an indirect wholly owned subsidiary of ING Groep N.V. ("ING"). On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company.

Equitable of Iowa is the holding company for Golden American Life Insurance Company ("Golden Amreican"), an affiliate, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Pilgrim Investments, LLC, a portfolio manager of the GCG Trust, and the investment manager of the Pilgrim Variable Insurance Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust, and ING Investment Management Advisors B.V., a portfolio manager of the Pilgrim Variable Insurance Trust.

Our principal office is located at 909 Locust Street, Des Moines, Iowa 50309. Our administrative address is Customer Service, 1475 Dunwoody Drive, West Chester, PA, 19380. All correspondence regarding this Contract should be mailed to our administrative address.

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                                   THE TRUSTS
--------------------------------------------------------------------------------

In this prospectus, we refer to the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity contracts offered by Equitable and other insurance companies and variable life insurance policies offered by other insurance companies. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. are also mutual funds whose shares are available to Separate Account A which funds variable insurance products offered by Equitable Life. The Travelers Series Fund Inc., and Greenwich Street Series Fund shares may also be available to other separate accounts funding variable insurance products offered by Equitable Life. The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. may also sell their shares to separate accounts of other insurance companies, both affiliated and not affiliated with Equitable Life. The principal address of Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series is 388 Greenwich Street, New York, New York 10013.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, and Greenwich Street Series Fund, the Boards of Directors of Travelers Series Fund Inc. and Smith Barney Allocation Series Inc., and the management of Directed Services, Inc., and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY ALLOCATION SERIES IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

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                      EQUITABLE OF IOWA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa Separate Account A ("Separate Account A") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account A is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account A but such assets are kept separate from our other accounts.

Separate Account A is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account A without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account A. If the assets in Separate Account A exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account A but are not discussed in this prospectus. Separate Account A may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract - Addition, Deletion or Substitution of Subaccounts and Other Changes."

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                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your purchase payments and contract value to any of the investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS AND MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Separate Account A also has other subaccounts investing in other portfolios which are not available to the Contracts described in this prospectus. MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS CAN BE FOUND IN THE PROSPECTUSES FOR THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY ALLOCATION SERIES. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

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INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE GCG TRUST

Total Return            Seeks above-average income (compared to a portfolio
                        entirely invested in equity securities) consistent with the prudent employment of capital. Growth of capital and income is a secondary goal.

                        Invests primarily in a combination of equity and fixed
                        income securities.
                        --------------------------------------------------------
Research                Seeks long-term growth of capital and future income.

                        Invests primarily in common stocks or securities convertible into common stocks of companies believed to have better than average prospects for long-term growth.
                        --------------------------------------------------------

MID-CAP GROWTH          Seeks long-term growth of capital.

                        Invests primarily in equity securities of companies with medium market capitalization which the portfolio manager believes have above-average growth potential.
                        --------------------------------------------------------
TRAVELERS SERIES FUND, INC.

Smith Barney High
  Income Seeks high current income. Secondary objective: capital appreciation.

                        Invests in high-yielding corporate debt obligations and
                        preferred stock of foreign issuers. In addition, the
                        portfolio may invest up to 20% of its assets in the
                        securities of foreign issuers that are denominated in
                        currencies other than U.S. dollars.
                        --------------------------------------------------------
Smith Barney
 International All
 Cap Growth             Seeks total return on its assets from growth of capital
                        and income.

                        Invests primarily in a diversified portfolio of equity securities of established non-U.S. issuers.
                        --------------------------------------------------------
Smith Barney Large
  Cap Value Seeks current income and long-term growth of income and capital.

                        Invests primarily in common stocks of U.S. companies having market capitalization of at least $5 billion at the time of investment.
                        --------------------------------------------------------

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INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Smith Barney Money
  Market                Seeks maximum current income and preservation of
                        capital.

                        Invests in bank obligations and high quality commercial paper, corporate obligations and municipal obligations in addition to U.S. government securities and related repurchase agreements.
                        --------------------------------------------------------
GREENWICH STREET SERIES FUND

Appreciation            Seeks long-term appreciation of capital.

                        The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies but may also invest in small capitalization companies. Equity securities include exchange traded and over-the-counter common stocks and preferred stocks, debt convertible into equity securities, and warrants and rights relating to equity securities.
                        --------------------------------------------------------
SMITH BARNEY ALLOCATION SERIES INC.

Select Balanced         Seeks long-term growth of capital and income, placing
                        equal emphasis on current income and capital appreciation.

                        The portfolio divides its assets roughly between equity
                        and fixed-income mutual funds. The equity funds are
                        primarily large-capitalization, dividend-paying stock
                        funds. The fixed-income portion of the portfolio is
                        mainly invested in funds that invest in U.S. government
                        and agency securities, as well as mortgage-backed
                        securities.
                        --------------------------------------------------------
Select Growth           Seeks long-term growth of capital.

                        Invests primarily in mutual funds that focus on
                        large-capitalization equity securities, to provide
                        growth. The portfolio also invests in small- and
                        middle-capitalization equity securities and
                        international securities. In addition, a significant
                        portion of the portfolio is also allocated to funds that
                        invest in fixed income securities to help reduce
                        volatility.
                        --------------------------------------------------------
Select High Growth      Seeks capital appreciation.

                        Invests a large portion of its assets in aggressive equity mutual funds that focus on smaller, more speculative companies as well as mid-sized (or larger) companies with the potential for rapid growth. A significant portion of the portfolio may be invested in international or emerging markets funds in order to achieve a greater level of diversification.
                        --------------------------------------------------------

INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services has retained portfolio managers to manage the assets of each portfolio of the GCG Trust. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus.

SSB Citi Fund Management LLC ("SSB Citi") serves as the investment advisor for the Travelers Series Fund Inc. The Travelers Series Fund Inc. pays SSB Citi a monthly advisory fee for its investment advisory services based on the average daily net assets of the respective investment portfolios.

Smith Barney Fund Management LLC ("Smith Barney") serves as the investment advisor for the Greenwich Street Series Fund. The Greenwich Street Series Fund pays Smith Barney a monthly advisory fee for its investment advisory services based on the average daily net assets of the respective investment portfolios.

Travelers Investment Advisers, Inc. ("Travelers") serves as the investment advisor for the Smith Barney Allocation Series Inc. Smith Barney Allocation Series Inc. pays a monthly advisory fee to Travelers based on the average daily net assets of the investment portfolios.

Directed Services, SSB Citi, Smith Barney and Travelers provide or procure, at their own expense, the services necessary for the operation of the portfolios, including the retention of portfolio managers to manage the assets of the certain portfolios. Directed Services, SSB Citi, Smith Barney and Travelers do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 2000, total portfolio fees and charges ranged from 0.53% to 1.18%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

You can find more detailed information about each portfolio in the prospectus for each trust. You should read these prospectuses before investing.

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                              THE ANNUITY CONTRACT
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The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. in which the subaccounts funded by Separate Account A invest.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus. We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account A selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account A with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state approval and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the 11 subaccounts of Separate Account A offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account A invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of the Travelers Series Fund, Inc., a corresponding portfolio of the Greenwich Street Series Fund, or a corresponding portfolio of the Smith Barney Allocation Series Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account A under the 1940 Act; (ii) operate Separate Account A as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account A as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account A; and (v) combine Separate Account A with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account A.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM
A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

     A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

     B) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce withdrawal charges after examining all the relevant factors such as:

     (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the withdrawal charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account A and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $25,000 of contract value invested in the subaccounts of Separate Account A, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

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                                  DEATH BENEFIT
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DEATH BENEFIT DURING THE ACCUMULATION PERIOD
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

DEATH PROCEEDS
If the annuitant is LESS THAN AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

     Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

     (1)  the beneficiary elects to have the death proceeds:

          (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

          (b)  payable beginning within one year of the date of death; or

     (2) if the beneficiary is the deceased owner's spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

     (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

     (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

DEATH OF OWNER

     (1) If any owner of the Contract dies before the annuity start date, the following applies:

          (a) If the new owner is the deceased owner's spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

          (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

               (i)  within 5 years of the deceased owner's death or

               (ii) over the life of the new owner or over a period not
                    extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

     (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

     (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

     (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If an owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect, to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Equitable Life will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

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                                CHARGES AND FEES
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We deduct the Contract charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of Contracts.

SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE
For purposes of determining any applicable surrender charges under the Contract, Contract value is removed in the following order: 1) earnings (Contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than eight years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payments made after the first withdrawal in the Contract year but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old); and 4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis).

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED         0    1    2    3    4    5    6    7    8+
         SINCE PREMIUM PAYMENT

     SURRENDER CHARGE               8%   7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

     o    earnings (contract value less unliquidated purchase payments);

     o    premium payments in the contract for more than eight years, and

     o an amount which is equal to 10% of the premium payments in the contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the contract and we will impose a surrender charge and any associated premium tax.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.
We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subacounts in which you are invested

     TRANSFER CHARGE. You may make 12 free transfers each contract year. We will assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

     If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

     The mortality and expense risk charge is guaranteed by the Company and cannot be increased.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct 12b-1 fees. For 2000 total portfolio fees and charges ranged from 0.53% to 1.18%. See "Fees and Expenses" in this Prospectus.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
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SELECTING THE ANNUITY START DATE
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

SELECTING A PAYMENT PLAN
On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

     (1)  any applicable taxes not previously deducted; less

     (2)  the withdrawal charge, if any; less

     (3)  the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS
After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

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                                 ANNUITY OPTIONS
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PLAN A. INTEREST
     Option 1 The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five
                    (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

     Option 2 The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
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PLAN B. FIXED PERIOD
                    The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
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PLAN C. LIFE INCOME
                    The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account A invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account A is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account A's net assets;

     (4)  when the Company's Customer Service Center is closed; or

     (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION
If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit. See "Reduction or Elimination of the Withdrawal Charge" for more details.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Separate Account A. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Directed Services is a corporation organized under the laws of New York and is a wholly owned subsidiary of Equitable of Iowa. Directed Services is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Directed Services has the authority to enter into selling agreements with other firms. Directed Services has entered into selling agreements with broker-dealers to sell the Contracts through registered representatives. Those representatives are registered with the NASD, and if applicable, also with the states in which they do business. They also are licensed as insurance agents in the states in which they do business.

We pay sales commissions to Directed Services for the sale of the Contracts. Directed Services passes through the entire amount of the sales commission to the broker-dealer whose registered representative sold the Contract. The maximum sales commission payable will be approximately 7.75% of the initial and any additional premium payment. This commission may be returned if the Contract is not continued through the first Contract Year.

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed the above commission).

We may make additional cash payments to broker-dealers for marketing and educational expenses and for the reimbursement of certain expenses incurred by registered representatives in connection with the distribution of the Contracts.

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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account A according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account A which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
We, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Separate Account A.

LEGAL MATTERS
The legal validity of the Contracts was passed on by James Mumford, Esquire, General Counsel, Assistant Secretary and Assistant Treasurer of Equitable Life Insurance Company of Iowa. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Equitable Life at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and Separate Account A at December 31, 2000 and for the year then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals for whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account A, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account A assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, OR EXCHANGES, AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchaser of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value. The IRS has not ruled whether an enhanced death benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Because the enhanced death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. Further, the IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Contract comports with IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Company...........................................................        1
     Experts...........................................................        1
     Legal Opinions....................................................        1
     Distributor.......................................................        1
     Yield Calculations for the Money Markets Subaccounts..............        1
     Performance Information...........................................        2
     Annuity Provisions................................................        5
     Financial Statements..............................................        5

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE COVER.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A.

Please Print or Type:

                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
                           STREET ADDRESS

                           --------------------------------------------------
                           CITY, STATE, ZIP

PE-109654  -  5/01

                       This page intentionally left blank.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Equitable of Iowa Separate Account A available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

TOTAL RETURN

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 20.75            2,302,351       $47,766
  1999               18.06           11,904,760       214,998
  1998               17.72           12,496,442       221,408
  1997               16.10            9,244,077       148,852
  1996               13.51            4,354,338        58,835
  1995               12.05            1,312,565        15,822
  1994                9.81               33,106           325
  10/7/94            10.00                   --            --
-----------------------------------------------------------------


RESEARCH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 26.39            5,629,335       $148,578
  1999               28.04           13,175,523       369,426
  1998               22.89           14,188,466       324,775
  1997               18.87           10,840,733       204,520
  1996               15.93            4,845,240        77,175
  1995               13.10            1,255,752        16,447
  1994                9.72               69,177           672
  10/7/94            10.00                   --            --
-----------------------------------------------------------------

                               A1

MID-CAP GROWTH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 42.23            2,517,516       $106,325
  1999               39.59            5,971,804       236,452
  1998               22.43            5,924,179       132,856
  1997               18.52            4,824,991        89,357
  1996               15.70            2,602,724        40,853
  1995               13.21              759,597        10,037
  1994               10.35               63,781           660
  10/7/94            10.00                   --            --
-----------------------------------------------------------------


SMITH BARNEY HIGH INCOME

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 12.46            1,311,976       $16,344
  1999               13.74            1,532,714        21,057
  1998               13.58            1,927,035        26,177
  1997               13.72            1,544,897        21,190
  1996               12.22              670,736         8,195
  1995               10.94               72,283           791
  4/28/95            10.00                   --            --
-----------------------------------------------------------------


SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
    (FORMERLY SMITH BARNEY INTERNATIONAL EQUITY)

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 17.74            2,027,180       $35,966
  1999               23.61            1,887,697        44,572
  1998               14.28            2,094,601        29,904
  1997               13.59            1,734,132        23,573
  1996               13.42              804,975        10,805
  1995               11.56              154,388         1,785
  3/27/95            10.00                   --            --
-----------------------------------------------------------------

                               A2

SMITH BARNEY LARGE CAP VALUE

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 21.16            4,340,018       $91,848
  1999               18.98            5,498,197       104,328
  1998               19.24            6,212,287       119,526
  1997               17.77            4,211,810        74,830
  1996               14.23            1,579,649        22,471
  1995               12.05              295,134         3,555
  4/5/95             10.00                   --            --
-----------------------------------------------------------------


SMITH BARNEY MONEY MARKET

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 12.27              754,497       $ 9,261
  1999               11.74            1,482,594        17,406
  1998               11.37              770,258         8,755
  1997               10.97            1,142,815        12,539
  1996               10.59              348,906         3,694
  1995               10.23              125,048         1,280
  5/24/95            10.00                   --            --
-----------------------------------------------------------------


APPRECIATION

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 18.03            4,501,934       $81,171
  1999               18.36            5,018,540        92,147
  1998               16.47            4,865,715        80,117
  1997               14.01            2,177,729        30,521
  1996               11.24              497,034         5,586
  3/25/96            10.00                   --            --
-----------------------------------------------------------------


SELECT BALANCED

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 13.08            4,040,294       $52,847
  1999               12.66            4,619,781        58,498
  1998               11.79            5,194,870        61,265
  1997               11.06            2,668,341        29,507
  2/5/97             10.00                   --            --
-----------------------------------------------------------------

                               A3

SELECT GROWTH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 13.33            4,629,862       $61,706
  1999               14.21            5,002,402        71,104
  1998               12.29            5,366,983        65,955
  1997               11.05            2,767,613        30,577
  2/5/97             10.00                   --            --
-----------------------------------------------------------------


SELECT HIGH GROWTH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 14.13            3,063,274       $43,288
  1999               15.47            3,133,145        48,465
  1998               12.33            3,352,071        41,316
  1997               10.87            1,866,333        20,288
  2/5/97             10.00                   --            --
-----------------------------------------------------------------

                                A4

                            APPENDIX B

         SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x
 .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

                                       B1

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
  Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa
--------------------------------------------------------------------------------
109654  -  5/01

                                   PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                      VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

           EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                                       AND

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2001, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein.

The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 2700, West Chester, Pennsylvania 19380, (800) 344-6864.

           DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2001

                                TABLE OF CONTENTS

ITEM                                                                        PAGE



Company  ..................................................................    1

Experts  ..................................................................    1

Legal Opinions.............................................................    1

Distributor................................................................    1

Yield Calculations For Money Market Subaccounts............................    1

Performance Information....................................................    2

Annuity Provisions.........................................................    5

Financial Statements.......................................................    5

                                     COMPANY

Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

                                     EXPERTS

The financial statements and schedules of the Company as of December 31, 2000 and for each of the two years in the period ended December 31, 2000, and the Statement of Assets and Liabilities of Equitable Life Insurance Company of Iowa Separate Account A as of December 31, 2000, and the related statements of operations for the year then ended and changes in net assets for each of the two years for the period then ended have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

The legal validity of the Contract described in the prospectus and herein has been passed upon by James R. Mumford, Esquire, General Counsel and Secretary of the Company. The law firm of Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided advice on certain matters relating to Federal Securities laws.

                                   DISTRIBUTOR

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc. (formerly, Equitable Securities Network, Inc.), which is also an affiliate of the company. For the years ended 2000 and 1999 commissions paid by the Company to the broker/dealers who sold contracts aggregated
$1,890,720 and $11,094,846, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                 YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS

The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 2000, the annualized yield and effective yield for the Money Market Subaccounts were 4.77% and 4.88%, respectively. For the seven calendar days ended December 31, 2000, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were 4.68% and 4.79%, respectively.

The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN
The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is

     P(1+T)**(n)=ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof)

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

     Yield = 2 x [((a - b)/(c x d) + 1)**6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account A is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

     P(1+T)**n = ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge and surrender charge for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Standardized
----------------------------------------------------------------------

                                                                            FROM     INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
THE GCG TRUST
   Liquid Asset                        -3.50%       2.93%       3.13%       3.66%      1/25/89
   Limited Maturity Bond               -1.85%       3.07%       4.36%       4.88%      1/25/89
   Core Bond                           -8.53%      -0.55%        n/a        2.26%      10/7/94
   Fully Managed                       12.19%      10.97%      10.22%       8.29%      1/25/89
   Total Return                         6.80%      10.88%        n/a       12.20%      10/7/94
   Equity Income                        3.28%       6.97%       7.92%       7.53%      1/25/89
   All Cap                               n/a         n/a         n/a        7.95%       2/1/00
   Real Estate                         21.09%      10.45%      13.30%       8.50%      1/25/89

   Value Equity                        -0.82%       7.15%        n/a       11.40%       1/1/95
   Investors                             n/a         n/a         n/a        4.62%       2/1/00
   Rising Dividends                   -11.55%      13.03%        n/a       13.34%      10/4/93
   Managed Global                     -23.82%      15.70%        n/a        8.89%     10/21/92
   Large Cap Value                       n/a         n/a         n/a       -2.55%       2/1/00
   Hard Assets                        -14.14%       0.93%       4.99%       4.13%      1/25/89
   Research                           -13.95%      14.53%        n/a       16.67%      10/7/94
   Capital Growth                     -26.35%        n/a         n/a       11.51%       4/1/96
   Capital Appreciation               -24.48%      10.89%        n/a       11.20%       5/4/92
   Small Cap                          -27.46%        n/a         n/a       12.44%       1/2/96
   Mid-Cap Growth                      -1.41%      25.79%        n/a       25.87%      10/7/94
   Strategic Equity                   -21.75%      13.04%        n/a       12.53%      10/2/95
   Growth                             -31.15%        n/a         n/a       17.58%       4/1/96
   Developing World                   -42.80%        n/a         n/a      -11.85%      2/18/98

THE PIMCO TRUST
   High Yield Bond                    -10.32%        n/a         n/a       -2.32%       5/1/98
   StocksPLUS Growth and Income       -18.83%        n/a         n/a        4.01%       5/1/98

PILGRIM ING VARIABLE INSURANCE TRUST
   Pilgrim ING Global Brand Names        n/a         n/a         n/a      -20.46%       5/1/00

THE PRUDENTIAL SERIES FUND, INC
   Prudential Jennison                   n/a         n/a         n/a      -29.54%       5/1/00

                                       3

THE WARBURG PINCUS TRUST
   International Equity               -35.01%        n/a         n/a        1.92%       4/1/96

TRAVELERS SERIES FUND, INC
   Smith Barney Large Cap Value         3.46%      11.37%        n/a       13.64%       4/5/95
   Smith Barney International Equity  -32.93%       8.31%        n/a       10.09%      3/27/95
   Smith Barney High Income           -17.39%       1.84%        n/a        3.45%      4/28/95
   Smith Barney Money Market           -3.52%       2.94%        n/a        3.21%      5/24/95

GREENWICH STREET SERIES FUND
   Appreciation                        -9.87%        n/a         n/a       12.56%      3/22/96

GREENWICH STREET SERIES FUND
   Select High Growth                 -16.71%        n/a         n/a        8.22%       2/5/97
   Select Growth                      -14.30%        n/a         n/a        6.55%       2/5/97
   Select Balanced                     -4.77%        n/a         n/a        6.01%       2/5/97

* Total return calculation reflects partial waiver of fees and expenses. # Non-annualized.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

     [P(1+T)**n] = ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge and surrender charge for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Non-Standardized
--------------------------------------------------------------------------

                                                                            FROM     INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
THE GCG TRUST
   Liquid Asset                         4.57%       3.71%       3.20%       3.72%      1/25/89
   Limited Maturity Bond                6.23%       3.84%       4.42%       4.93%      1/25/89
   Core Bond                           -0.45%       0.33%        n/a        2.61%      10/7/94
   Fully Managed                       20.27%      11.56%      10.28%       8.35%      1/25/89
   Total Return                        14.88%      11.47%        n/a       12.43%      10/7/94
   Equity Income                       11.36%       7.64%       7.97%       7.58%      1/25/89
   All Cap                               n/a         n/a         n/a       15.95%       2/1/00
   Real Estate                         29.17%      11.05%      13.34%       8.56%      1/25/89
   Value Equity                         7.26%       7.82%        n/a       11.74%       1/1/95
   Investors                             n/a         n/a         n/a       12.62%       2/1/00
   Rising Dividends                    -3.47%      13.58%        n/a       13.45%      10/4/93

                                       4

   Managed Global                     -15.75%      16.20%        n/a        8.96%     10/21/92
   Large Cap Value                       n/a         n/a         n/a        5.45%       2/1/00
   Hard Assets                         -6.06%       1.76%       5.05%       4.19%      1/25/89
   Research                            -5.87%      15.04%        n/a       16.86%      10/7/94
   Capital Growth                     -18.27%        n/a         n/a       12.11%       4/1/96
   Capital Appreciation               -16.40%      11.47%        n/a       11.25%       5/4/92
   Small Cap                          -19.39%        n/a         n/a       12.98%       1/2/96
   Mid-Cap Growth                       6.67%      26.16%        n/a       26.02%      10/7/94
   Strategic Equity                   -13.67%      13.58%        n/a       12.93%      10/2/95
   Growth                             -23.07%        n/a         n/a       18.08%       4/1/96
   Developing World                   -34.72%        n/a         n/a       -9.22%      2/18/98

THE PIMCO TRUST
   High Yield Bond                     -2.24%        n/a         n/a        0.04%       5/1/98
   StocksPLUS Growth and Income       -10.75%        n/a         n/a        6.13%       5/1/98

PILGRIM ING VARIABLE INSURANCE TRUST
   Pilgrim ING Global Brand Names        n/a         n/a         n/a      -12.46%       5/1/00

THE PRUDENTIAL SERIES FUND, INC
   Prudential Jennison                   n/a         n/a         n/a      -21.54%       5/1/00

THE WARBURG PINCUS TRUST
   International Equity               -26.93%        n/a         n/a        2.75%       4/1/96

TRAVELERS SERIES FUND, INC
   Smith Barney Large Cap Value        11.53%      11.93%        n/a       13.96%       4/5/95
   Smith Barney International Equity  -24.86%       8.94%        n/a       10.46%      3/27/95
   Smith Barney High Income            -9.32%       2.63%        n/a        3.95%      4/28/95
   Smith Barney Money Market            4.55%       3.71%        n/a        3.73%      5/24/95

GREENWICH STREET SERIES FUND
   Appreciation                        -1.80%        n/a         n/a       13.14%      3/22/96

GREENWICH STREET SERIES FUND
   Select High Growth                  -8.64%        n/a         n/a        9.27%       2/5/97
   Select Growth                       -6.23%        n/a         n/a        7.64%       2/5/97
   Select Balanced                      3.30%        n/a         n/a        7.12%       2/5/97

* Total return calculation reflects partial waiver of fees and expenses. # Non-annualized.


Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                               ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus -- "Contract Proceeds - Fixed Payment Plans" for a description of the Payment Plans.)

                              FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account A included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.







FINANCIAL STATEMENTS - STATUTORY-BASIS
EQUITABLE LIFE INSURANCE COMPANY OF IOWA
Years ended December 31, 2000, 1999, and 1998 with Report of Independent Auditors

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                     FINANCIAL STATEMENTS - STATUTORY-BASIS


                  Years ended December 31, 2000, 1999, and 1998




                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Balance Sheets - Statutory-Basis...............................................3
Statements of Operations - Statutory-Basis.....................................5
Statements of Changes in Capital and Surplus - Statutory-Basis.................6
Statements of Cash Flows - Statutory-Basis.....................................7
Notes to Financial Statements..................................................8

                         Report of Independent Auditors

The Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa


We have audited the accompanying statutory-basis balance sheets of Equitable Life Insurance Company of Iowa (wholly owned by Equitable of Iowa Companies, Inc.) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa.


                                              s/ Ernst & Young LLC

Atlanta, Georgia
March 23, 2001




                                     EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                                        BALANCE SHEETS - STATUTORY-BASIS

                                  (Dollars in thousands, except per share data)


                                                                                DECEMBER 31
                                                                        2000                  1999
                                                                --------------------------------------------
ADMITTED ASSETS
Bonds.......................................                          $2,138,216            $1,982,876
Stocks:
   Common stock of unaffiliated companies,
     at fair value (cost: 2000 - $11,686;
     1999 - $11,686)........................                              11,582                 8,990
   Common stock of affiliated companies
     (cost: 2000 - $284,024 and
     1999 - $402,355).......................                             272,762               502,507
   Preferred stock of unaffiliated
       companies, at cost
      (fair value: 2000 - $593; 1999 - $0)..                                 847                     -
                                                                --------------------------------------------
                                                                         285,191               511,497


Mortgage loans on real estate...............                             723,812               640,930
Real estate.................................                               5,337                 1,757
Policy loans................................                             138,640               144,554
Cash and short-term investments.............                             283,419                41,254
Derivative financial instruments............                              92,195               112,908
Funds in transit............................                                 372                   354
Other invested assets.......................                             199,219               198,905
                                                                --------------------------------------------
Total cash and investments                                             3,866,401             3,635,035


Due from non-affiliated reinsurers..........                               1,251                 1,001
Electronic data processing equipment........                                 762                 1,399
Premiums deferred and uncollected...........                               7,058                 7,769
Investment income due and accrued...........                              34,946                33,980
Due from parent under tax allocation
  agreement.................................                              74,407                23,326
Due from affiliates.........................                              61,669                16,996
Other assets................................                             138,249                 5,100
Separate account assets.....................                           1,788,353             1,949,306
                                                                --------------------------------------------
Total admitted assets.......................                          $5,973,096            $5,673,912
                                                                ============================================


                                                        3






                                                                                DECEMBER 31
                                                                          2000                  1999
                                                                --------------------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Policy reserves:
     Annuity and life policy reserves.......                          $3,161,914            $2,823,284
     Policy proceeds left at interest.......                              41,514                39,917
     Policyholders' dividend accumulations..                             109,277               111,046
                                                                --------------------------------------------
                                                                       3,312,705             2,974,247

   Policy and contract claims...............                               8,802                 6,582
   Other policyholders' funds:
     Dividends payable to policyholders.....                              24,570                24,140
     Premium deposit and other funds........                               5,429                11,235
                                                                --------------------------------------------
                                                                          29,999                35,375

   Interest maintenance reserve.............                              19,110                33,555
   Borrowed money...........................                             118,987                50,000
   Other liabilities........................                              58,034                29,259
   Asset valuation reserve..................                              38,439                34,227
   Separate account liabilities.............                           1,788,353             1,949,306
                                                                --------------------------------------------
Total liabilities...........................                           5,374,429             5,112,551

Commitments and contingencies

Capital and surplus:
   Common stock, par value $1.00 per share
     - authorized 7,500,000 shares, issued
     and outstanding 5,000,300 shares.......                               5,000                 5,000
   Additional paid-in capital...............                             248,743               248,743
   Unassigned surplus.......................                             344,924               307,618
                                                                --------------------------------------------
Total capital and surplus...................                             598,667               561,361
                                                                --------------------------------------------
Total liabilities and capital and surplus...                          $5,973,096            $5,673,912
                                                                ============================================



See accompanying notes.


                                                       4



                                        EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                                       STATEMENTS OF OPERATIONS - STATUTORY-BASIS

                                                (Dollars in thousands)

                                                                                  YEAR ENDED DECEMBER 31
                                                                          2000               1999             1998
                                                                   -----------------------------------------------------
Revenues:
   Premiums, policy proceeds, and other
     considerations.........................                           $2,531,441          $513,996         $805,093
   Investment income, less investment
     expenses of $10,937 in 2000, $10,597
     in 1999, and $10,219 in 1998...........                              226,410           348,417          314,053
   Commission and expense allowances on
     reinsurance ceded......................                                  598               112              275
   Investment management, administration,
     and contract guarantees for separate
     account fees...........................                               27,854            25,138           19,863
   Other income.............................                               17,734             7,898            2,234
                                                                   -----------------------------------------------------
                                                                        2,804,037           895,561        1,141,518
Benefits and expenses:
   Benefits paid or provided for:
     Death benefits.........................                               39,336            36,480           39,807
     Annuity benefits.......................                               78,580            72,953           64,850
     Surrender benefits.....................                              467,002           330,285          396,952
     Payments from funds left at interest...                               28,544            33,560           35,665
     Other benefits.........................                                3,663             1,912            2,281
     Increase in policy reserves............                              337,256           207,693          126,675
     Increase (decrease) in liability for
       premium deposit and other funds......                            1,611,017           (14,803)         (14,267)
                                                                   -----------------------------------------------------
                                                                        2,565,398           668,080          651,963
   Insurance expenses:
     Commissions............................                              205,233            34,605           53,447
     General expenses.......................                               77,867            81,926           67,931
     Insurance taxes, licenses, and fees....                                5,806             4,208            5,879
     Net transfers (from) to separate
       account..............................                              (55,590)           (4,366)         265,080
     Interest expense.......................                                4,375             4,375            4,383
     Other..................................                                 (143)               14             (166)
                                                                   -----------------------------------------------------
                                                                          237,548           120,762          396,554
                                                                   -----------------------------------------------------
                                                                        2,802,946           788,842        1,048,517
                                                                   -----------------------------------------------------
Gain from operations before dividends to
   policyholders, federal income taxes, and
   net realized capital gains...............                                1,091           106,719           93,001

Dividends to policyholders..................                               25,050            23,584           25,762
                                                                   -----------------------------------------------------
(Loss) gain from operations before federal
   income taxes and net realized capital
   gains....................................                              (23,959)           83,135           67,239

Federal income taxes........................                               45,692           (15,294)          (4,410)
                                                                   -----------------------------------------------------
Net gain from operations before net
   realized capital (losses) gains..........                               21,733            98,429           71,649
Net realized capital (losses) gains.........                                 (616)            3,610            1,450
                                                                   -----------------------------------------------------
Net income..................................                              $21,117          $102,039          $73,099
                                                                   =====================================================


See accompanying notes.


                                                        5


                                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY-BASIS

                                           (Dollars in thousands)


                                                                                                       TOTAL
                                                                ADDITIONAL                           CAPITAL
                                                    COMMON         PAID-IN       UNASSIGNED              AND
                                                     STOCK         CAPITAL          SURPLUS          SURPLUS
                                                 --------------------------------------------------------------

Balance at January 1, 1998..................        $5,000        $248,743         $393,879         $647,622
   Net income...............................             -               -           73,099           73,099
   Net unrealized capital losses............             -               -          (16,579)         (16,579)
   Increase in non-admitted assets..........             -               -          (32,055)         (32,055)
   Increase in policy reserves due to
     change in valuation basis..............             -               -           (1,573)          (1,573)
   Dividends paid to parent.................             -               -         (106,000)        (106,000)
   Dissolution of Equitable Companies.......             -               -           (2,717)          (2,717)
                                                 --------------------------------------------------------------
Balance at December 31, 1998................         5,000         248,743          308,054          561,797
   Net income...............................             -               -          102,039          102,039
   Net unrealized capital losses............             -               -          (19,594)         (19,594)
   Increase in non-admitted assets..........             -               -           (2,880)          (2,880)
   Increase in asset valuation reserve......             -               -           (1,166)          (1,166)
   Dividends paid to parent.................             -               -          (76,100)         (76,100)
   Increase in policy reserves due to
     change in valuation basis..............             -               -           (2,735)          (2,735)
                                                 --------------------------------------------------------------
Balance at December 31, 1999................         5,000         248,743          307,618          561,361
   Net income...............................             -               -           21,117           21,117
   Net unrealized capital gains.............             -               -           22,578           22,578
   Increase in non-admitted assets..........             -               -           (1,726)          (1,726)
   Change in surplus as a result of
     reinsurance............................             -               -           (1,064)          (1,064)
   Increase in asset valuation reserve......             -               -           (4,212)          (4,212)
   Dissolution of Equitable American........             -               -              613              613
                                                 --------------------------------------------------------------
Balance at December 31, 2000................        $5,000        $248,743         $344,924         $598,667
                                                 ==============================================================



See accompanying notes.


                                                      6


                                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                                 STATEMENTS OF CASH FLOWS - STATUTORY-BASIS

                                           (Dollars in thousands)


                                                                      YEAR ENDED DECEMBER 31
                                                              2000              1999              1998
                                                       ------------------------------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds, and other
   considerations...........................                 $2,532,303           $515,641       $805,558
Investment income, less investment expenses.                    316,378            248,414        309,837
Commissions and expense allowances on
   reinsurance ceded........................                        598                110            268
Fees associated with investment management,
   administration, and contract guarantees
   from Separate Accounts...................                     28,508             25,138         19,863
Other income................................                     19,920              6,585          2,192
Benefits....................................                   (628,007)          (478,275)      (539,251)
Insurance expenses..........................                 (1,841,065)          (106,301)      (418,265)
Dividends to policyholders..................                    (24,620)           (24,751)       (25,558)
Federal income taxes paid...................                          -             (4,116)        12,636
                                                       ------------------------------------------------------
Net cash provided by operating activities...                    404,015            182,445        167,280

INVESTING ACTIVITIES AND MISCELLANEOUS
  SOURCES
Proceeds from investments sold, matured,
  or repaid:
   Bonds....................................                  1,144,609            921,197        705,600
   Common stocks - unaffiliated companies...                    118,332             11,380              -
   Common stocks - affiliates...............                          -            203,800          9,180
   Preferred stocks - unaffiliated
     companies..............................                          4                  -              -
   Mortgage loans on real estate............                     34,233             57,771         60,144
   Policy loans - net.......................                          -             14,365          6,242
   Real estate..............................                          -              3,408              -
   Other invested assets....................                     17,322            243,429        112,707
                                                       ------------------------------------------------------
                                                              1,314,499          1,455,350        893,873
Cost of investments acquired:
   Bonds....................................                 (1,340,306)        (1,124,069)      (489,283)
   Common stocks - unaffiliated companies...                          -            (11,380)             -
    Preferred stocks - unaffiliated
      companies.............................                       (888)                 -              -
   Mortgage loans on real estate............                   (117,095)          (119,081)      (133,969)
   Real estate..............................                          -             (1,760)             -
   Other invested assets....................                    (15,513)          (186,623)      (356,997)
                                                       ------------------------------------------------------
                                                             (1,473,802)        (1,442,913)      (980,249)
Other.......................................                   (121,534)           (62,177)       (41,823)
                                                       ------------------------------------------------------
Net cash used in investing activities and
  miscellaneous sources.....................                   (280,837)           (49,740)      (128,199)

FINANCING ACTIVITIES
Borrowed money..............................                    118,987            (26,000)        26,000
Dividends paid to parent....................                          -            (76,100)      (106,000)
Dissolution of Equitable Companies..........                          -                  -           (906)
                                                       ------------------------------------------------------
Net cash provided by (used in) financing
  activities................................                    118,987           (102,100)       (80,906)
                                                       ------------------------------------------------------
Increase (decrease) in cash and short-term
  investments...............................                    242,165             30,605        (41,825)

Cash and short-term investments at
  beginning of year.........................                     41,254             10,649         52,474
                                                       ------------------------------------------------------
Cash and short-term investments at end of
  year......................................                   $283,419            $41,254        $10,649
                                                       ======================================================

See accompanying notes.


                                                      7

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Equitable Life Insurance Company of Iowa (the "Company") is domiciled in Iowa and is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Company offers various insurance products including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation.

FINANCIAL STATEMENTS

The financial statements presented herein are prepared on a statutory-basis for the Company only and, as such, the accounts of the Company's wholly owned subsidiaries are not consolidated with those of the Company. Effective September 20, 2000, the Company dissolved Equitable American Life Insurance Company, a wholly owned subsidiary.

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Currently, "prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL STATEMENTS (CONTINUED)

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised ACCOUNTING PRACTICES AND PROCEDURES MANUAL will be reported as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

The preparation of financial statements of the Company requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Changes in estimates and assumptions could materially impact the financial statements.

INVESTMENTS

Investments in bonds, except those to which the Securities Valuation Office of the NAIC has ascribed a value, mortgage loans on real estate, and short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts. Premiums and discounts are amortized/accrued utilizing a method, which results in a constant yield over the security's expected life. The amortization of premiums and accretion of discounts of bonds backed by mortgages and other loans are periodically adjusted for changes in the expected prepayment rate of the loans using the retrospective method for instruments with low interest rate volatility and the prospective method for instruments with high interest rate volatility. Common stocks of unaffiliated companies are carried at estimated fair value. Common stock of subsidiaries (all 100% owned) are recorded at the equity in net assets with the reported net income of the subsidiaries included in investment income and all other changes in net assets included in net unrealized capital gains.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Estimated fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of common stocks of unaffiliated companies, as reported herein, are based on the latest quoted market prices, or where not readily marketable, at cost or values which are representative of the fair values of issues of comparable yield, maturity, and quality. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally using the straight-line method.

Policy loans are reported at unpaid principal. Other invested assets consist principally of surplus notes receivable, which are recorded at cost, and investments in various joint ventures, which are recorded at the equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by State of Iowa insurance laws and rules and regulations adopted thereunder by the Insurance Division, Department of Commerce, of the State of Iowa.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Under a formula prescribed by the NAIC, the Company has established an Interest Maintenance Reserve which defers the portion of realized gains and losses on sales, maturities, and prepayments of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period of maturity. The Asset Valuation Reserve ("AVR") provides for anticipated losses in the event of default by issuers of certain invested assets. The amount of the AVR is determined using formulae prescribed by the NAIC and is reported as a liability.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

The formula for the AVR provides for a corresponding adjustment for realized gains and losses, net of amounts attributed to changes in the general level of interest rates.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds where management determines collection is uncertain, on mortgage loans on real estate which are more than three months in arrears or where the loan is in foreclosure, or on real estate where rent is in arrears for more than three months. At December 31, 2000 and 1999, the Company excluded no investment income due and accrued with respect to such investments.

DERIVATIVE FINANCIAL INSTRUMENTS

The premiums paid for interest rate caps ("caps"), cash settled put swaptions ("swaptions"), and Standard & Poors' ("S&P") 500(R) Index call options ("call options") are deferred. The deferred premiums are amortized over the term of these instruments on a straight-line basis. Amortization of deferred premium and any payments received in accordance with the terms of these instruments are recorded as an adjustment to investment income. These instruments do not require additional payments by the Company. The caps and swaptions are held at amortized cost. Unrealized gains and losses on the caps and swaptions are not recorded in income until realized. The call options are held at market value with changes in market value also reflected in investment income. In addition to these instruments, the Company owns interest rate caps ("Mortgage Derivative caps") and an interest rate floor ("Mortgage Derivative floor"), which were valued with Mortgage Derivative investments using the portfolio method of accounting during 1998. During 2000 and 1999, the Mortgage Derivative caps and Mortgage Derivative floor were valued consistently with caps, swaptions, and call options.

CASH AND SHORT-TERM INVESTMENTS

For purposes of the accompanying statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of twelve months or less to be short-term investments.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY RESERVES

The reserves for annuity and life policies, all developed by actuarial methods, are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are equal to or greater than the minimum valuation required by law or guaranteed policy cash values.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Premiums are recognized as revenues over the premium-paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

REINSURANCE

Reinsurance   premiums  ceded  and  assumed,   and  the  related   benefits  and
commissions, are netted against the corresponding direct balances.

DIVIDENDS TO POLICYHOLDERS

Dividends payable to policyholders in the following year are charged to operations and are established by the Company's Board of Directors.

SEPARATE ACCOUNT

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at market value. The statements of operations include the premiums, benefits, net transfers to the separate account, and other items arising from the operations of the separate account of the Company.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDEND RESTRICTIONS

Prior approval of insurance regulatory authorities is required for payment of dividends to the Parent, which exceed an annual limitation. No dividends were paid in 2000. In 1999, the Company paid cash dividends of $76,100,000 to its Parent.

The portion of these dividends that exceeded $71,649,000 was considered extraordinary. In 1998, the Company paid cash dividends of $106,000,000 to its Parent. Included in this amount is a $2,000,000 extraordinary cash dividend paid to the Parent in December 1998. During 2001, the Company could pay dividends to its Parent of approximately $59,366,000 without prior approval of regulatory authorities.

RECLASSIFICATIONS

Certain amounts in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 financial statement presentation.

2. BASIS OF FINANCIAL REPORTING

The financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from accounting principles generally accepted in the United States ("GAAP"). The significant differences are as follows: (1) costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (2) an asset is not recorded and amortized to expense for the present value of future cash flows from insurance contracts acquired as a result of the merger; (3) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(4) policy reserves on annuity and interest sensitive life products use discounting methodologies utilizing statutory interest rates rather than full account values; (5) reserves are reported net of reserve credits related to reinsurance ceded rather than the reserve credit being established as a receivable, net of an allowance for uncollectible amounts; (6) bonds are valued

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

2. BASIS OF FINANCIAL REPORTING (CONTINUED)

at amortized cost rather than being designated as "available for sale" and valued at estimated fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity; (7) the carrying value of bonds is reduced to estimated fair value through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus rather than by a charge to realized losses in the statements of operations when declines in carrying value are judged to be other than temporary; (8) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities except for tax-basis deferred policy acquisition costs; (9) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statements of operations when the sale is completed; (10) gains arising from sale-leaseback transactions are recognized in the period of sale rather than being deferred and amortized over the life of the lease; (11) guaranty fund assessments, depending upon the laws of the particular state guaranty association, are either expensed or capitalized and amortized, when assessed in accordance with procedures permitted by insurance regulatory authorities rather than accrued, net of related anticipated premium tax credits, when the amounts to be assessed are probable and estimable;
(12) a prepaid pension cost asset established in accordance with Statement of Financial Accounting Standard ("SFAS") No. 87, "Employers' Accounting for Pensions," agents' balances and certain other assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (13) revenues for annuity and universal life products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed;
(14) expenses for postretirement benefits other than pensions are recognized for vested and fully-eligible employees rather than all qualified employees, and the accumulated postretirement benefit obligation for years prior to adoption of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," was deferred and amortized over twenty years rather than recognized as a cumulative effect of change in accounting method; (15) assets and liabilities retain their historical value rather than being restated to fair values with provision for goodwill and other intangible assets when a change in ownership occurs; (16) amortization of the cost of the caps and swaptions

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

2. BASIS OF FINANCIAL REPORTING (CONTINUED)

purchased in conjunction with the hedging program are deducted from net investment income rather than recorded in interest credited; (17) call options are carried at market value with changes in market value reported in investment income rather than amortized cost plus intrinsic value, if any; (18) the financial statements of subsidiaries are not consolidated with those of the Company; and (19) certain contingent liabilities (i.e. class action lawsuits) are provided for as incurred rather than expensed when the amount of the loss is probable and estimable.

The  effects  of  the  foregoing   variances  from  GAAP  on  the   accompanying
statutory-basis financial statements have not been determined, but are presumed to be material.

At December 31, 2000, participating business approximated 10% of life insurance in force. Participating life insurance accounted for 1.0%, 5.0%, and 3.3% of premium income from all products written by the Company in 2000, 1999, and 1998, respectively.

3. INVESTMENT OPERATIONS

Major categories of net investment income are summarized below:

                                            YEAR ENDED DECEMBER 31
                                     2000            1999            1998
                                 ----------------------------------------------
                                            (Dollars in thousands)
Fixed maturities                    $102,992       $156,201        $154,323
Equity securities:
  Affiliated...................       73,174        112,250          84,203
  Unaffiliated.................          632            582             566
Mortgage loans on real estate..       51,628         47,961          42,797
Real estate....................           15            729             716
Policy loans...................       11,853          9,009           9,448
Short-term investments.........        1,572            205             468
Other, net.....................        4,464          4,729           9,944
Derivative financial
   instruments.................      (11,339)        24,678          19,711
Amortization of IMR............        2,356          2,670           2,096
                                 ----------------------------------------------
Gross investment income........      237,347        359,014         324,272
Less:
  Investment expenses..........       (8,057)        (8,543)         (7,576)
  Interest expense.............       (2,836)        (2,006)         (2,575)
  Depreciation on real estate
    and other invested assets..          (44)           (48)            (68)
                                 ----------------------------------------------
Net investment income..........     $226,410       $348,417        $314,053
                                 ==============================================

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

3. INVESTMENT OPERATIONS (CONTINUED)

At December 31, 2000 and 1999, the statement value, gross unrealized gains and losses, and estimated fair value of the Company's debt securities are as follows:

                                                                   GROSS          GROSS        ESTIMATED
                                                STATEMENT     UNREALIZED     UNREALIZED             FAIR
                                                    VALUE          GAINS         LOSSES            VALUE
                                            --------------------------------------------------------------
                                                                (Dollars in thousands)
DECEMBER 31, 2000
Bonds:
   United States government and
     agencies........................             $75,916         $3,088             $-          $79,004
   States and Municipalities.........                 250              1              -              251
   Public utilities..................             158,197          2,850         (4,957)         156,090
   Industrial and miscellaneous......             933,437         25,938        (37,002)         922,373
   Mortgage-backed securities........             695,954         16,890        (20,819)         692,025
   Other asset-backed securities.....             274,462          6,329        (12,313)         268,478
                                            --------------------------------------------------------------
Total................................          $2,138,216        $55,096       $(75,091)      $2,118,221
                                            ==============================================================

                                                                   GROSS          GROSS        ESTIMATED
                                                STATEMENT     UNREALIZED     UNREALIZED             FAIR
                                                    VALUE          GAINS         LOSSES            VALUE
                                            --------------------------------------------------------------
                                                             (Dollars in thousands)
DECEMBER 31, 2000
Bonds:
   United States government and
     agencies........................             $34,264            $85          $(429)         $33,920
   Public utilities..................             189,307            955        (11,683)         178,579
   Industrial and miscellaneous......             941,838         11,483        (34,754)         918,567
   Mortgage-backed securities........             694,841         11,172        (43,615)         662,398
   Other asset-backed securities.....             122,626             17         (6,843)         115,800
                                            ---------------------------------------------------------------
Total................................          $1,982,876        $23,712       $(97,324)      $1,909,264
                                            ===============================================================

Short-term investments, all with maturities of 30 days or less, have been excluded from the above schedules.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

3. INVESTMENT OPERATIONS (CONTINUED)

The amortized cost and estimated fair value of the Company's portfolio of debt securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    STATEMENT        ESTIMATED
                                                        VALUE       FAIR VALUE
                                               ---------------------------------
                                                    (Dollars in thousands)

   Due after one year through five years....         $299,798         $299,523
   Due after five years through ten years...          543,478          546,367
   Due after ten years......................          324,525          311,829
                                               ---------------------------------
                                                    1,167,801        1,157,719
   Mortgage-backed securities...............          695,954          692,025
   Other asset-backed securities............          274,461          268,477
                                               ---------------------------------
   Total....................................       $2,138,216       $2,118,221
                                               =================================

Realized capital (losses) gains on investments are as follows:

                                                               YEAR ENDED DECEMBER 31
                                                         2000               1999             1998
                                                  --------------------------------------------------
                                                               (Dollars in thousands)

   Bonds.......................................        $(23,807)          $(3,086)         $15,938
   Common stocks of unaffiliated mutual funds..               -             3,880                -
   Common stocks of affiliated mutual funds....               -                 -            2,698
   Preferred stocks of unaffiliated companies..             (37)                -                -
   Mortgage loans on real estate...............               -               (44)             655
   Real estate.................................               -                71                -
   Derivative instruments......................           1,820               850                -
   Other invested assets.......................           3,079             2,507            2,616
                                                  --------------------------------------------------
   Realized capital (losses) gains.............         (18,945)            4,178           21,907
   Tax effect..................................           6,567            (1,463)          (7,667)
   Transfer to IMR.............................          11,762               895          (12,790)
                                                  --------------------------------------------------
   Net realized capital gains..................           $(616)           $3,610           $1,450
                                                  ==================================================

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

3. INVESTMENT OPERATIONS (CONTINUED)

Realized capital gains (losses) include gross gains on the sale or prepayment of bonds of $8,325,000, $11,079,000, and $20,367,000 and gross losses on the sale or prepayment of bonds of  $32,132,000,  $14,165,000,  and  $4,429,000,  for the
years ended December 31, 2000, 1999, and 1998, respectively.

Unrealized depreciation of common stock of unaffiliated companies of $104,000 is comprised of gross unrealized appreciation of $50,000 and gross unrealized depreciation of $154,000 on the individual securities at December 31, 2000. Unrealized depreciation of common stock of unaffiliated companies of $2,696,000 is comprised entirely of gross unrealized depreciation at December 31, 1999. Unrealized depreciation of preferred stock of unaffiliated companies of $254,000 is comprised entirely of gross unrealized depreciation at December 31, 2000.

The Company's investment policies related to its investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by the Insurance Division, Department of Commerce, of the State of Iowa. Investments in bonds included investments in basic industrials (34% in 2000, 37% in 1999), various non-governmental mortgage-backed securities (32% in 2000, 31% in 1999), public utilities (7% in 2000, 7% in 1999), and financial companies (6% in 2000, 7% in 1999). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified in Pennsylvania (10% in 2000, 12% in 1999), Florida (7% in 2000, 10% in 1999) and California (8% in 2000, 5% in 1999).
Mortgage loans on real estate have also been analyzed by collateral type with concentrations identified in retail facilities (25% in 2000, 26% in 1999), office buildings (29% in 2000, 30% in 1999), industrial buildings (28% in 2000, 27% in 1999), and multi-family residential buildings (14% in 2000, 15% in 1999). Common stocks of unaffiliated companies, real estate, and other invested assets are not significant to the Company's overall investment portfolio.

During 2000, the Company recognized no impairments on commercial mortgage loans.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

3. INVESTMENT OPERATIONS (CONTINUED)

During 1999, the Company recognized impairments on a commercial mortgage in the amount of $1,039,000 to reduce the book value of this investment to its estimated net realizable value of $1,760,000.

During 2000, the maximum and minimum lending rates for mortgage loans were 9% and 7% for city loans. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%, except for loans made in accordance with Section 511.8(9)(f) of the Code of Iowa. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

At December 31, 2000, affidavits of deposits covering bonds with a par value of $2,062,153,000 (1999-$2,414,681,000), mortgage loans with an unpaid principal balance of $723,811,000 (1999-$640,931,000), and policy loans with an unpaid balance of $138,640,000 (1999-$144,554,000) were on deposit with state agencies to meet regulatory requirements.

The Company also entered into dollar roll transactions to increase its return on investments and improve liquidity. Dollar rolls involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls are accounted for as short-term collateralized financings and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $55,087,000 at December 31, 2000. Such borrowings averaged approximately $54,858,000 during the last three months of 2000 and were collateralized by investment securities with fair values approximately equal to the loan value. The primary risk associated with short tem collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2000). The Company believes the counterparties to dollar roll agreements are financially responsible and that the counterparty risk is minimal.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT

HEDGING PROGRAM

During the second quarter of 1996, the Company implemented a hedging program under which certain derivative financial instruments, caps and swaptions, were purchased to reduce the negative effects of potential increases in withdrawal activity related to the Company's annuity liabilities which may result from increases in interest rates.

The Company purchased caps and swaptions, all during the second quarter of 1996, with current notional amounts at December 31, 2000 totaling $600,000,000 and $60,417,000, respectively. In 1996, the Company paid approximately $21,100,000 in premiums for these caps and swaptions. The cost of this program has been incorporated into the Company's product pricing. The caps and swaptions do not require any additional payments by the Company.

The agreements for the caps and swaptions entitle the Company to receive payments from the instruments' counterparties on future reset dates if interest rates, as specified in the agreements, rise above a specified fixed rate (6.6% and 9.5%). The amount of such payments to be received by the Company for the caps, if any, will be calculated by taking the excess of the current applicable rate over the specified fixed rate and multiplying this excess by the notional amount of the caps. Payments on swaptions are also calculated based upon the excess of the current applicable rate over the specified fixed rate multiplied by the notional amount. The product of this rate differential times the notional amount is assumed to continue for a series of defined future semiannual payment dates and the resulting hypothetical payments are discounted to the current payment date using the discount rate defined in the agreement.

In January 1997, the Company introduced its first equity-indexed annuity product, which provides a guaranteed base rate of return with a higher potential return linked to the performance of a broad based equity index. At the same time, the Company implemented a hedging program to purchase S&P call options. At December 31, 2000, the Company has several equity-indexed products for which call options are purchased to hedge potential increases in policyholder account balances resulting from increases in the index to which the product is linked. During 2000, the Company paid $42,490,000 in premiums for call options which

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

HEDGING PROGRAM (CONTINUED)

mature in 2001 through 2009. During 1999, the Company paid $22,835,000 in premiums for call options which mature in 2000 through 2008. During 1998, the Company paid $10,721,000 in premiums for call options which mature in 1999 through 2007. The cost of this program has been incorporated into the Company's pricing of its equity-indexed annuity products. The call options do not require any additional payments by the Company.

The agreement for the call options entitle the Company to receive payments from the counterparty if the S&P 500 Index exceeds the specified strike price on the maturity date. The amount of such payments to be received by the Company for the call options, if any, will be calculated by taking the excess of the average closing price (as defined in the contract) at maturity over the specified strike price and multiplying this excess by the number of the S&P 500 units defined in the contract. Any payments received from the counterparties will be recorded as an adjustment to investment income.

In 1998, the Company began purchasing Mortgage Derivative caps and a Mortgage Derivative floor to reduce and manage the risk of change in the value, yield, price, cash flow, quantity of, or degree of exposure with respect to the Mortgage Derivative investments. In 2000, the Company did not acquire any Mortgage Derivative caps. The Company paid premiums of $2,588,000 in 1999 and $2,169,000 in 1998 for the Mortgage Derivative caps and Mortgage Derivative floor with notional amounts of $300,000,000 and $100,000,000, respectively. These agreements entitle the Company to receive payments based on the notional amounts to the extent reference interest rates exceed or fall below strike levels in the contracts.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

HEDGING PROGRAM (CONTINUED)

The following table summarizes the contractual maturities of notional amounts by type of instrument at December 31, 2000:

                                   2001        2002         2004          2005         2006        TOTAL
                                -----------------------------------------------------------------------------
                                                             (Dollars in thousands)

Interest rate caps..........      $400,000    $200,000          $-             $-        $-         $600,000
Cash settled put swaptions..        54,167       6,250           -              -         -           60,417
Mortgage Derivative caps....             -           -     300,000        100,000         -          400,000
                                -----------------------------------------------------------------------------
Total notional amount.......      $454,167    $206,250    $300,000       $100,000        $-       $1,060,417
                                =============================================================================

ACCOUNTING TREATMENT

The Company has recorded amortization of the deferred premiums related to the caps, swaptions, and call options of $7,965,782, $10,820,000, and $8,538,000, for 2000, 1999, and 1998, respectively. Unrealized gains and losses on the caps and swaptions and related assets or liabilities will not be recorded in income until realized. The call options are carried at market value.

Any unrealized gain or loss on the caps and swaptions is off-balance sheet and therefore, is not reflected in the financial statements. The effect of changes in the market value of the call options will be reflected in the financial statements in the period of change. During 2000, 1999, and 1998, the Company (decreased) increased investment income by recording a market value adjustment of $(1,644,664), $35,928,000, and $28,249,000, respectively, on the call options.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

ACCOUNTING TREATMENT (CONTINUED)

The following tables summarize the carrying value, amortized cost, gross unrealized gains and losses, and estimated fair value of these instruments:

                                                                        GROSS            GROSS    ESTIMATED
                                       CARRYING      AMORTIZED     UNREALIZED       UNREALIZED         FAIR
                                          VALUE           COST          GAINS           LOSSES        VALUE
--------------------------------------------------------------------------------------------------------------
                                                              (Dollars in thousands)

DECEMBER 31, 2000
Interest rate caps..........             $3,695         $3,695             $-         $(1,009)       $2,686
Cash settled put swaptions..                662            662              -            (636)           26
S&P 500 call options........             87,887         87,838             49               -        87,887
                                    --------------------------------------------------------------------------
Total.......................            $92,195        $92,195            $49         $(1,645)      $90,599
                                    ==========================================================================

DECEMBER 31, 1999
Interest rate caps..........             $3,169         $3,169         $1,729         $(1,658)       $3,240
Cash settled put swaptions..              2,362          2,362              -          (1,144)        1,218
S&P 500 call options........            107,377         39,407         67,970               -       107,377
                                    --------------------------------------------------------------------------
Total.......................           $112,908        $44,938        $69,699         $(2,802)     $111,835
                                    ==========================================================================

The differences between fair value and amortized cost for the caps, swaptions, and call options reflect changes in interest rates and market conditions since time of purchase.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

EXPOSURE TO LOSS - COUNTERPARTY NONPERFORMANCE

The Company is exposed to the risk of losses in the event of nonperformance by the counterparties of the caps, swaptions, call options, and Mortgage Derivative caps. Losses recorded in the Company's financial statements in the event of nonperformance will be limited to the unamortized premium (remaining amortized cost) plus the market value adjustment, if any, for these instruments, because no additional payments are required by the Company after the initial premium. Counterparty non-performance would result in an economic loss if interest rates exceeded the specified fixed rate for caps, Mortgage Derivative caps, swaptions, or for the call options, the average closing price at maturity exceeded the specified strike price. Economic losses would be measured by the net replacement cost, or estimated fair value, for such instruments. The estimated fair value is the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties. The Company limits its exposure to such losses by: diversification among counterparties, limiting exposure to any individual counterparty based upon that counterparty's credit rating, and limiting its exposure by instrument type to only those instruments that do not require future payments. For purposes of determining risk exposure to any individual counterparty, the Company evaluates the combined exposure to that counterparty on both a derivative financial instruments' level and on the total investment portfolio credit risk and reports its exposure to senior management at least monthly. The maximum potential economic loss (the cost of replacing an instrument or the net replacement value) due to nonperformance of the counterparties will increase or decrease during the life of the instruments as a function of maturity and market conditions.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

EXPOSURE TO LOSS - COUNTERPARTY NONPERFORMANCE

The Company determines counterparty credit quality by reference to ratings from independent rating agencies. As of December 31, 2000, the ratings assigned by Standard & Poors' Rating Services by instrument with respect to the net replacement value (fair value) of the Company's instruments are as follows:

                                                                 NET REPLACEMENT VALUE
                                           -----------------------------------------------------------------
                                                                   CASH         S&P 500
                                              INTEREST      SETTLED PUT            CALL
                                             RATE CAPS        SWAPTIONS         OPTIONS           TOTAL
                                           -----------------------------------------------------------------
                                                                (Dollars in thousands)
Counterparties credit quality:
   AAA........................                  $2,686            $  -          $46,453         $49,139
   AA+ to AA-.................                       -              27           41,433          41,460
   A+ to A-...................                       -               -                -               -
                                           -----------------------------------------------------------------
Total.........................                  $2,686             $27          $87,837         $90,599
                                           =================================================================

5. FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts, and debt fall within the standard's definition of a financial instrument. Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

5. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company closely monitors the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities, which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                                         DECEMBER 31
                                                             2000                          1999
                                                  -----------------------------------------------------------
                                                     CARRYING     ESTIMATED        CARRYING     ESTIMATED
                                                        VALUE    FAIR VALUE           VALUE    FAIR VALUE
                                                  ---------------------------  ------------------------------
                                                                    (Dollars in thousands)
ASSETS
Bonds                                              $2,138,216    $2,118,221      $1,982,876    $1,909,264
Common stock of unaffiliated companies                 11,582        11,582           8,990         8,990
Preferred stock of unaffiliated companies                 847           593               -             -
Mortgage loans on real estate                         723,812       735,009         640,930       614,196
Policy loans                                          138,640       138,640         144,554       144,554
Cash and short-term investments                       283,419       283,419          41,254        41,254
Surplus notes                                         185,000       155,551         185,000       168,687
Mortgage derivative investments                         1,568         1,568           1,544         1,544
Derivative financial instruments                       92,195        90,599         112,908       111,835
Separate account assets                             1,788,353     1,788,353       1,949,306     1,949,306

LIABILITIES
Annuity products                                    2,201,677     1,748,502       1,826,688     1,600,476
Borrowed money                                        118,987       118,987          50,000        50,000
Separate account liabilities                        1,788,353     1,788,353       1,949,306     1,949,306

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

5. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used by the Company in estimating fair values:

BONDS: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third-party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds.

COMMON AND PREFERRED STOCKS OF UNAFFILIATED COMPANIES: Estimated fair values are based upon the latest quoted market prices, where available. For securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows, using interest rates currently being offered for similar loans.

POLICY LOANS: Carrying values approximate the estimated fair value for policy loans.

CASH AND SHORT-TERM INVESTMENTS: Carrying values reported in the Company's balance sheets approximate estimated fair value for these instruments due to their short-term nature.

SURPLUS NOTES: Estimated fair value of the surplus notes issued by Golden American Life Insurance Company ("Golden American") to the Company was based upon discounted future cash flows using a discount rate approximating the current market value.

MORTGAGE  DERIVATIVE   INVESTMENTS:   Estimated  fair  values  of  the  mortgage
derivative investments are the average of quotes, if more than one quote is available, obtained from third-parties.

DERIVATIVE FINANCIAL INSTRUMENTS: Estimated fair values are the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

5. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

SEPARATE ACCOUNT ASSETS: Separate account assets are reported at the quoted fair values of the individual securities in the separate account.

ANNUITY PRODUCTS: Estimated fair values of the Company's liabilities for future policy benefits for annuity products, including supplemental contracts without life contingencies, are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities.

BORROWED  MONEY:   Carrying  value  reported  in  the  Company's  balance  sheet approximates estimated fair value for these instruments, which are callable upon demand.

SEPARATE ACCOUNT LIABILITIES: Separate account liabilities are reported at full account values in the Company's balance sheet. Estimated fair values of the separate account liabilities are equal to their carrying amount.

6. INCOME TAXES

Prior to October 25, 1997, the Company and its subsidiaries filed a consolidated federal income tax return with Equitable. After October 24, 1997, the Company began filing a consolidated federal income tax return with its wholly owned life insurance subsidiaries. Under the Internal Revenue Code, newly acquired life insurance companies cannot file a consolidated return with non-life insurance companies for five years. Under these arrangements, each company reports current income tax expense as allocated under the consolidated tax allocation agreement. Taxes receivable under this agreement were $74,407,000 and $23,326,000 at December 31, 2000 and 1999, respectively. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their losses contribute to reduce consolidated taxes.

The Company has established deferred income taxes on its tax-basis deferred policy acquisition costs resulting in a decrease in income tax expense of $173,000, $71,000, and $2,228,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

6. INCOME TAXES (CONTINUED)

The corresponding deferred tax asset has been non-admitted and, as a result, capital and surplus has not been impacted by this accounting treatment. At December 31, 2000 and 1999, this is the only item to which deferred income tax accounting has been applied.

The Company is taxed at usual corporate rates on taxable income based on existing laws that may result in a provision for federal income taxes that does not have the customary relationship of taxes to income. These differences are principally related to differences in the handling of policy reserves, interest maintenance reserve, advance premiums, policyholder dividends, deferred acquisition costs, writedowns of investments prior to disposal, certain compensation related accruals, equity invested income or losses, and the accrual for market discounts for tax and financial reporting purposes. Tax expense in 2000 also reflects $4.4 million of provision to return differences from 1999.

The Internal Revenue Service ("IRS") has examined Equitable's consolidated income tax returns through 1992. The 1993, 1994, 1995, and 1996 consolidated income tax returns were not examined by the IRS. The 1997, 1998, 1999 and 2000 consolidated income tax returns remain open to examination. Management does not believe any adjustments that have been raised by the IRS will be material to the financial statements.

Prior to 1984, a portion of the Company's current income was not subject to current income taxation, but was accumulated for tax purposes in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in this account at December 31, 2000 was $14,388,000. Should the policyholders' surplus account of the Company exceed the limitation prescribed by federal income tax law, or should distributions be made by the Company to the Parent in excess of $611,000,000, such excess would be subject to federal income taxes at rates then effective.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

7. EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS

Substantially all full-time employees of the Company and its subsidiaries are covered by a non-contributory self-insured defined benefit pension plan. The benefits are based on years of service and the employee's compensation during the last five years of employment.

The Company's funding policy with respect to the plan is consistent with the funding requirements of federal law and regulations. Further, the Parent sponsors a supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code Section 401(a)(17) and those allowed due to integration rules. The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees.

In addition to benefits offered under the aforementioned defined benefit plan, the Company sponsors plans that provide postretirement medical and group term life insurance benefits to full-time employees and agents who have worked for the Company for five years or had been hired, had attained age 50 and had a combined age and years of service of 60 or more before January 1, 1992. The medical plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductibles and coinsurance. The Company accounts for the cost of the retiree benefit plans on the accrual method, whereby the Company has elected to amortize its transition obligation of retirees and fully eligible or vested employees over 20 years. The Company has chosen not to fund any amounts in excess of current benefits.

The following tables summarize the benefit obligations, fair value of plan assets, and funded status for pension and other benefits:

-------------------------------------------------------------------------------------------------
                                                                   PENSION BENEFITS
                                                      -------------------------------------------
                                                                  2000               1999
                                                      -------------------------------------------
                                                                 (Dollars in thousands)
  Accumulated benefit obligation:
    Vested...................................                   $65,676            $62,568
    Nonvested................................                     3,193              1,447
                                                      -------------------------------------------
                                                                $68,869            $64,015
                                                      ===========================================

                                                                     OTHER BENEFITS
                                                      -------------------------------------------
                                                                  2000               1999
                                                      -------------------------------------------
                                                                 (Dollars in thousands)
  Accumulated postretirement:
    Benefit obligation:
      Retirees...............................                    $7,225             $5,342
      Fully eligible active plan
        participants.........................                       225                309
                                                      -------------------------------------------
                                                                 $7,450             $5,651
------------------------------------------------------===========================================

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

7. EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

------------------------------------------------------------------------------- -------------------------------
                                                        PENSION BENEFITS               OTHER BENEFITS
                                                   ------------------------------------------------------------
                                                        2000           1999          2000            1999
                                                   ------------------------------------------------------------
                                                                     (Dollars in thousands)
 Change in projected benefit obligations:
    Projected benefit obligations at
      January 1..........................              $71,755       $73,777        $5,651          $4,935
    Service cost.........................                2,087         2,302           100             186
    Interest cost........................                5,712         5,324           498             393
    Actuarial loss (gain)................                1,350        (5,533)        1,775             735
    Special termination benefits.........                   11           135             -               -
    Benefit payments.....................               (4,875)       (4,250)         (572)           (598)
                                                   ------------------------------------------------------------
    Projected benefit obligations at
      December 31........................              $76,040       $71,755        $7,452          $5,651
                                                   ============================================================


  Change in plan assets:
    Fair value of plan assets at
      January 1..........................             $160,208      $148,491             -              -
    Actual return on plan assets.........               (4,264)       15,832             -              -
    Employer contributions...............                    -           135           572            598
    Benefit payments.....................               (4,875)       (4,250)         (572)          (598)
                                                   ------------------------------------------------------------
    Fair value of plan assets at
      December 31........................             $151,069      $160,208            $-             $-
---------------------------------------------------============================================================

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

7. EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

During 1998, Equitable Investment Services, Inc., an affiliate, was dissolved and its plan assets and projected benefit obligation were transferred to the plan.

-------------------------------------------------------------------------------------------------------------
                                                         PENSION BENEFITS              OTHER BENEFITS
                                                 ------------------------------------------------------------
                                                      2000           1999           2000           1998
                                                 ------------------------------------------------------------
                                                                   (Dollars in thousands)
   Funded status:
     Funded status at December 31............        $75,029        $88,453        $(7,452)        $(5,651)
     Unrecognized net actuarial (gain) loss..         (3,023)       (23,856)         2,035             105
     Unrecognized prior service cost.........             (4)             -           (943)           (826)
     Unrecognized net transition obligation..              -              -          3,646           3,950
                                                 ------------------------------------------------------------
     Net amount recognized                           $72,002       $64,597        $(2,714)        $(2,422)
                                                 ============================================================

   Amounts recognized in the statement of
     financial position consist of:
     Prepaid benefit cost....................        $80,096      $  72,091              -               -
     Accrued benefit cost....................         (8,094)        (7,494)       $(2,714)        $(2,422)
                                                 ------------------------------------------------------------
     Net amount recognized...................        $72,002        $64,597        $(2,714)        $(2,422)
-------------------------------------------------============================================================

The prepaid  pension cost asset of $80,096,000  and  $72,091,000 at December 31,
2000  and  1999,  respectively,   is  nonadmitted  as  prescribed  by  statutory
accounting practices.

The weighted average assumptions used in the measurement of the Company's benefit obligation follows:

                                                          PENSION BENEFITS               OTHER BENEFITS
                                                  -----------------------------------------------------------
                                                       2000           1999          2000          1999
                                                  -----------------------------------------------------------
Weighted-average assumptions:
  Discount rate...................                     7.75%          8.00%         7.75%         8.00%
  Expected return on plan assets..                     9.25           9.25           N/A           N/A
  Expected compensation increase..                     5.00           5.00           N/A          5.00

The weighted-average annual assumed rate of increase in the per capita cost of health care benefits (i.e., health care cost trend rate) used in determining the actuarial present value of the accumulated postretirement benefit obligation was 7.75%, 8.00%, and 9.75% at December 31, 2000, 1999, and 1998, respectively, for employees under 65 and 8.5%, 8.00%, and 7.625% at December 31, 2000, 1999, and 1998, respectively, for employees over 65, with the rates for both groups to be graded down to 5.5% for 2007 and thereafter.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

7. EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

The following table provides the net periodic benefit cost for the fiscal years 2000 and 1999:


                                                     PENSION BENEFITS              OTHER BENEFITS
                                               ---------------------------------------------------------
                                                    2000           1999         2000          1999
                                               ---------------------------------------------------------
                                                                (Dollars in thousands)
Service cost........................               $2,087         $2,302         $100          $186
Interest cost.......................                5,712          5,324          498           393
Expected return on assets...........              (14,630)       (13,912)           -             -
Amortization of:                                                                    -
   Transition obligation............                    -              -          304             -
   Prior service cost...............                    -              -          (98)            -
   Actuarial (gain) loss............                 (462)             5           59             2
                                               ---------------------------------------------------------
Net periodic benefit (income) cost..              $(7,293)       $(6,281)        $863          $581
                                               =========================================================

The assumed health care cost trend rate has a significant effect on the amounts reported. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

                                                     1% POINT INCREASE              1% POINT DECREASE
                                               --------------------------------------------------------------
                                                                  (Dollars in thousands)
Effect on total service and interest
   cost components..................                        $85                             $59
Effect on postretirement benefit
   obligation.......................                       $725                            $627

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $5,849,000, $4,188,000 and $0 respectively, as of December 31, 2000 and $5,726,000, $3,689,000, and $0, respectively, as of December 31,
1999.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

7. EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

Substantially all full-time employees of the Company also are eligible to participate in a defined contribution pension plan that is qualified under Internal Revenue Code Section 401(k). Employees may contribute a portion of their annual salary, subject to limitation, to the plan. The Company contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee. Company contributions charged to expense with respect to this plan during the years ended December 31, 2000, 1999, and 1998 were $764,000, $389,000, and $396,000, respectively.

The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees. The Company recognized costs of $19,000, $21,000, and $11,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

The Company also has non-contributory defined contribution pension plans tax qualified and non-qualified for its agents. Contributions charged to expense under these plans during the years ended December 31, 2000, 1999, and 1998 were $863,000, $854,000, and $647,000, respectively.

Equitable Life Employee Pension Plan invests in an undivided interest of the ING-NA Master Trust (the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

Certain key employees participate in the Phantom Plan similar to a standard stock option plan; however, the phantom share option entitles the holder to a cash benefit in Dutch Guilders linked to the rise in value of ING ordinary shares on the Amsterdam Stock Exchange. The plan participants are entitled to any appreciation in the value of ING ordinary shares over the Phantom Plan option price (strike price).

Options are granted at fair value on the date of grant. Options in the Phantom Plan are subject to forfeiture to ING should the individuals terminate their relationship with ING before the three-year initial retention period has elapsed. All options expire five years from the date of grant.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

7. EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

On October 1, 1999, ING issued 7,275 options to employees of the Company related to this plan at a strike price of 53.85 Euros. On July 1, 1999, ING issued 70,846 options to employees of the Company related to this plan at a strike price of 53.85 Euros. On May 26, 1998, ING issued 129,226 options, related to this plan, at a strike price of 140.40 Dutch Guilders. As of December 31, 2000, 145,621 options remain outstanding. There was no compensation expense related to this plan in 2000, 1999, or 1998.

During 2000, the Phantom Plan liability was transferred to ING. As of December 31, 2000, the Company held no liabilities under the Phantom Plan.

8. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk (i.e., annuities, supplementary contracts, and separate account reserves); however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty.

The reserves on these products, by withdrawal characteristics for annuities, supplementary contracts, and separate account reserves are summarized as follows:

                                                                          DECEMBER 31
                                                              2000                          1999
                                                     -------------------------------------------------------
                                                                    PERCENT                       PERCENT
                                                           AMOUNT  OF TOTAL             AMOUNT   OF TOTAL
                                                     -------------------------------------------------------
                                                                     (Dollars in thousands)
Subject to discretionary withdrawal with market
    value adjustment...............................    $1,071,332      24%            $857,826        23%
Subject to discretionary withdrawal at book value
    less surrender charge (charges of 5% or more)..
                                                          576,279      13              369,070        10
Subject to discretionary withdrawal at market value     1,734,519      38            1,880,329        49
Subject to discretionary withdrawal at book value
    (charges of less than 5%)......................       484,077      11              552,287        15
Not subject to discretionary withdrawal provision..
                                                          650,420      14              148,004         3
                                                     ------------------------     --------------------------
                                                        4,516,629     100%           3,807,516       100%
                                                                   ==========                     ==========
Less reinsurance ceded.............................       580,432                      100,499
                                                     -------------                ---------------
Total policy reserves on annuities and deposit
    fund liabilities...............................    $3,936,196                   $3,707,017
                                                     =============                ===============

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

8. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets, which are reported as premiums deferred and uncollected, and the amounts of the related gross premiums and loading are as follows:

                                            GROSS      LOADING            NET
                                       -----------------------------------------
                                                (Dollars in thousands)
  DECEMBER 31, 2000
  Ordinary direct first year business..      $129          $92            $37
  Ordinary direct renewal business.....     9,058        1,041          8,017
  Reinsurance ceded....................    (1,082)           -         (1,082)
                                       -----------------------------------------
                                           $8,105       $1,133         $6,972
                                       =========================================

  DECEMBER 31, 1999
  Ordinary direct first year business..      $200         $140       $     60
  Ordinary direct renewal business.....     9,703        1,056          8,647
  Group life direct business...........         1            -              1
  Reinsurance ceded....................      (939)           -           (939)
                                       -----------------------------------------
                                           $8,965       $1,196         $7,769
                                       =========================================

At December 31, 2000 and 1999, the Company had insurance in force aggregating $92,790,000 and $106,972,000, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,021,000 and $1,177,000 to cover these deficiencies at December 31, 2000 and 1999, respectively.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

9. SEPARATE ACCOUNT

The separate account held by the Company represents funds backing the Company's defined benefit pension plan and its variable annuity product. The assets of this account are carried at market value. Information regarding the separate account of the Company as of and for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                                                                NON-
                                                    NONINDEXED            GUARANTEED
                                                     GUARANTEE              SEPARATE
                                                  MORE THAN 4%               ACCOUNT           TOTAL
                                                  ------------------------------------------------------
                                                                 (Dollars in thousands)
2000
Premiums, considerations, or deposits
   for the year ended December 31, 2000...                $-                $113,695        $113,695
                                                  ======================================================
Reserves at December 31, 2000:
   For accounts with assets at market
     value................................                $-              $1,734,519      $1,734,519
                                                  ======================================================
Reserves at December 31, 2000:
   By withdrawal characteristics:
     Subject to discretionary withdrawal
       at market value....................                $-              $1,734,519      $1,734,519
                                                  ======================================================

1999
Premiums, considerations, or deposits for
   the year ended December 31, 1999.......                $-                $128,375     $   128,375
                                                  ======================================================
Reserves at December 31, 1999:
   For accounts with assets at market
     value................................                $-              $1,880,329      $1,880,329
                                                  ======================================================
Reserves at December 31, 1999:
   By withdrawal characteristics:
    Subject to discretionary withdrawal
     at market value......................                $-              $1,880,329      $1,880,329
                                                  ======================================================

1998
Premiums, considerations, or deposits for
   the year ended December 31, 1998.......                $-                $500,455        $500,455
                                                  ======================================================

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

9. SEPARATE ACCOUNT (CONTINUED)

A reconciliation of the amount transferred from and to the separate account is presented below:

                                                                  YEAR ENDED DECEMBER 31
                                                           2000              1999                1998
                                                   ------------------------------------------------------
                                                                  (Dollars in thousands)
Transfers as reported in summary of
   operations of the separate account
   statement:
   Transfers to separate account..........              $113,954          $128,811            $500,938
   Transfers from separate account........               168,852           133,744             236,414
                                                   ------------------------------------------------------
Net transfers (from) to separate account..               (54,898)           (4,933)            264,524

Reconciling adjustments:
   Surrender and annual charges received
     by the general account and other
     adjustments..........................                   692               567                 556
                                                   ------------------------------------------------------
Transfers as reported in the summary of
   operations of the life, accident, and
   health annual statement................              $(55,590)          $(4,366)           $265,080
                                                   ======================================================

10. RELATED PARTY TRANSACTIONS

The Company purchases investment management services from an affiliate. Payments for these services aggregated $7,806,000, $6,928,000, and $6,793,000 during the years ended December 31, 2000, 1999, and 1998, respectively.

Golden American, an affiliate, provides certain advisory, computer, and other resources and services to the Company. Expenses for these services incurred by the Company totaled $6,192,000, $6,107,000, and $5,833,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

The Company purchases certain administrative services from Life Insurance Company of Georgia, an affiliate. For the years ended December 31, 2000 and 1999, expenses of $8,817,000 and $8,284,000, respectively, were incurred.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

10. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has a service agreement with Golden American and its subsidiary in which the Company provides administrative and financial related services. For the years ended December 31, 2000, 1999, and 1998, revenues of $2,014,000 $1,251,000, and $1,058,000, respectively, were recorded, which reduced general expenses.

The Company provides substantially all administrative services to USG Annuity & Life Company ("USG"), a wholly-owned subsidiary. For the years ended December 31, 2000, 1999, and 1998, revenues of $17,208,000, $9,804,000, and $10,453,000, respectively, were recorded which reduced general expenses.

The Company has a service agreement dated January 19, 1999 and effective December 1, 1998 with Ameribest Life Insurance Company ("Ameribest") in which the Company provides certain advisory, computer, and other resources. For the year ended December 31, 2000 and 1999, revenues of $1,208,000 and $1,004,000, respectively, were recorded which reduced general expenses.

The Company also provides administrative services to Locust Street Securities, Inc., an affiliate. Revenues of $4,964,000 and $777,000 were recorded as a reduction of general expenses for the years ended December 31, 2000 and 1999, respectively.

The Company provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenue for these services, which reduce general expenses incurred by the Company, totaled $74,000, and $147,000, respectively at December 31, 2000 and 1999.

The Company entered into a service agreement on May 1, 1999 with United Life & Annuity Insurance Company ("United Life"), an affiliate, in which the Company provides certain advisory, computer, and other resources to the Company. At December 31, 2000 and 1999, the Company recorded $870,000 and $704,000, respectively, in revenue related to this agreement which reduced general expenses incurred by the company.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

10. RELATED PARTY TRANSACTIONS (CONTINUED)

Effective July 1, 2000, the Company entered into an agreement with Finance Shared Services of ING America Insurance Holdings, an affiliate, in Atlanta. Finance Shared Services provides the Company with financial reporting services. At December 31, 2000, the Company incurred expenses of $3,874,000 under this agreement.

The Company guarantees all contractual policy claims of USG. Also, the Company has a guaranty agreement with Golden American. In consideration of an annual fee, payable June 30, the Company guarantees to Golden American that it will make the funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by the Company shall be deemed to constitute, a direct or indirect guaranty by the Company of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was received in 2000, 1999, or 1998.

On April 15, 1997, the Company issued a promissory note in the amount of $50,000,000 to Equitable. Interest is charged at an annual rate of 8.75%. The Company incurred interest of $4,375,000, $4,375,000, and $4,383,000 on this note for the years ended December 31, 2000, 1999, and 1998, respectively. As a result of the merger, the promissory note is payable to EIC.

The Company maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000, as amended on October 12, 1998, from one another. Interest on any Company borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

10. RELATED PARTY TRANSACTIONS (CONTINUED)

0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. The Company incurred interest expense of $475,000, $483,000, and $616,000 and recognized interest income of $1,759,000, $273,000, and $280,00 under this agreement for the years ended December 31, 2000, 1999, and 1998, respectively. As of December 31, 2000, there were no funds payable to or receivable from ING AIH under this agreement.

On December 30, 1999, Golden American issued a surplus note in the amount of $50,000,000 to the Company. Interest on the note is charged at an annual rate of 8.179%. The note will mature on December 29, 2029. Any payment of principal and/or interest is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, the Company recorded revenue of $4,089,000 in 2000.

On September 30, 1999, Golden American issued a surplus note in the amount of $75,000,000 to ING AIH. The note is charged at an annual rate of 7.75%. The note will mature on September 29, 2029. Any payment of principal and/or interest is subject to the prior approval of the Delaware Insurance Commissioner. On December 30, 1999, ING AIH assigned the note to the Company. Under this agreement, the Company recorded revenue of $5,812,000 in 2000.

On December 30, 1998, Golden American issued a surplus note in the amount of $60,000,000 to the Company. Interest on the note is charged at an annual rate of 7.25%. The note will mature on December 29, 2028. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, the Company recorded revenue of $4,350,000 and $4,350,000 in 2000 and 1999, respectively.

During 2000, the Company did not pay any dividends to its Parent. During 1999 and 1998 the Company paid $76,100,000 and $106,000,000 of cash dividends to its Parent. The Company also received dividends from USG of $150,000,000, $203,000,000, and $80,000,000 during 2000, 1999, and 1998, respectively.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

11. REINSURANCE

Policy reserves, premiums, and expenses are stated net of amounts related to reinsurance agreements. Annuity and life policy reserves have been reduced by $603,488,000 at December 31, 2000 and $107,278,000 at December 31, 1999 for
reinsurance ceded to other companies, including USG (see below). To the extent reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable. Annuity and life premiums have likewise been reduced by $20,586,000. $5,622,000, and $6,368,000 and insurance benefits have been reduced by $8,650,000, $18,010,000, and $9,454,000 in 2000, 1999, and
1998, respectively, for the cession agreements.

Reinsurance coverages for life insurance vary according to the age of the insured and risk classification with retention limits ranging up to $500,000 of coverage per individual life. At December 31, 2000, life insurance in force ceded amounted to $944,183,000 or 11.74% of total life insurance in force. At December 31, 1999, life insurance in force ceded amounted to $1,039,807,000 or 11.80% of total life insurance in force.

In addition, the Company cedes certain annuity policies to its wholly owned subsidiary, USG, under an agreement that pays the Company a commission of 5.0% of premiums ceded. Under this reinsurance agreement, the Company cedes renewal premiums on deferred annuity policies issued prior to January 1, 1994, and immediate annuity policies issued prior to January 1, 1996. During 2000 and 1999, the Company did not have any ceded net premiums to USG. During the year ended December 31, 1998, the Company ceded net premiums to USG of $23,000 resulting in commissions of $200. Reserves ceded under this agreement aggregated $73,982,000 and $100,499,000 at December 31, 2000 and 1999, respectively.

Effective January 1, 1997, the Company entered into a coinsurance agreement with USG. Under this agreement, the Company assumes all of USG's Choice Index Annuity policies and pays USG an allowance equal to commissions paid plus a fee of 0.1% of premiums. During 1998, the Company also began assuming USG's Advantage Index Annuity policies. During the year ended and at December 31, 2000, the Company had assumed premiums and reserves of $293,259,000 and $642,364,524, respectively. During the year ended and at December 31, 1999, the Company had

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

11. REINSURANCE (CONTINUED)

assumed premiums and reserves of $139,642,000 and $432,939,000, respectively. During the year ended and at December 31, 1998, the Company had assumed premiums and reserves of $86,910,000 and $257,904,000 respectively. For the years ended December 31, 2000, 1999 and 1998 the Company incurred $12,802,000, $12,248,000 and $5,960,000 of commissions plus fees, respectively. There was no other reinsurance assumed.

Effective January 1, 2000, the Company entered into a coinsurance agreement with an affiliate Southland Life. Under this agreement the Company cedes 100% of its BOLI business to Southland Life. At December 31, 2000, the Company ceded reserves of $16,459,000. Premiums ceded to Southland Life during 2000 totaled $15,505,000.

Effective December 1, 2000, the Company entered into a coinsurance agreement with Ameribest, an affiliate. Under this agreement, the Company assumes all of Ameribest's Equity Index Annuity policies and pays Ameribest an allowance equal to commissions paid plus a fee of 0.1% of premiums. During the year ended and at December 31, 2000, the Company has assumed premiums and reserves of $9,136,000 and $9,823,000, respectively. For the year ended December 31, 2000, the Company incurred $969,000 of commissions plus fees. There was no other reinsurance assumed.

On June 30, 2000, effective January 1, 2000, the Company entered into a modified coinsurance agreement with Golden American Life Insurance Company, an affiliate, covering a considerable portion of Golden American's variable annuities issued in 2000 excluding those with an interest rate guarantee. Premiums and increase in liability for premium deposit and other funds include $1,710,221,000 and $1,603,805,000, respectively, related to this agreement. For the year ended December 31, 2000, the Company incurred $140,052,000 of commissions and fees related to this agreement.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

12. COMMITMENTS AND CONTINGENCIES

GUARANTY FUND ASSESSMENTS

Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Additionally, many states allow companies to establish admitted assets when paid and amortize such assets over periods of time dictated by the individual states at the time of payment. The Company accrues for such assessments only when notice of such assessment is received from a state guaranty fund; accordingly, no amounts have been provided for in the accompanying financial statements for estimated future assessments. However, such assessments may be material in the future.

LEASES AND OTHER COMMITMENTS

The Company leases its home office space and certain other equipment under operating leases which expire through 2017. During the years ended December 31, 2000, 1999, and 1998, rent expense totaled $6,435,000, $7,514,000, and
$5,945,000, respectively. At December 31, 2000, minimum rental payments due under all non-cancelable operating leases are : 2001 - $7,894,000; 2002 - $7,409,000; 2003 - $6,608,000; 2004 - $4,870,000; 2005 - $2,680,000; and
thereafter - $2,577,000.

At December 31, 2000, outstanding commitments to fund private placements and commercial mortgage loans totaled $6,000 and $66,163,000, respectively.

LITIGATION

USG, a wholly owned subsidiary of the Company, is a defendant in a potential class action complaint filed in the state circuit court of Kentucky in August 1997. On August 23, 1999, the court granted USG's motion to dismiss and dismissed the plaintiff's complaint with prejudice. The plaintiffs appealed and the Kentucky Court of Appeals affirmed. The Plaintiffs have requested the Kentucky Supreme Court to review the decision.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

12. COMMITMENTS AND CONTINGENCIES (CONTINUED)

LITIGATION (CONTINUED)

USG, is a defendant in a potential class action complaint filed in the United States District Court for the Eastern District of Texas in July 1999. The suit claims unspecified damages and injunctive relief and charges USG's method of crediting interest on fixed annuities. The Company believes the allegations are without merit. The suit is in the early procedural stage. The Company intends to defend the suit vigorously, including vigorously contesting its class action status. The amount of any liability, which may arise as a result of this suit, if any, cannot be reasonably estimated and no provision for loss has been made.

Equitable and certain of its affiliates (collectively "Equitable Life") have settled a class action lawsuit filed in the United States District Court for the Middle District of Florida, Tampa Division, and in the Superior Court of the State of Arizona in and for Pima County. This class action claimed unspecified damages as a result of alleged improper insurance sales practices. Equitable
Life is in the process of administering the settlement of this class action lawsuit. The amount of the settlement is not precisely identified. Approximately $500,000, $2,800,000, and $12,300,000 of incremental costs were incurred in 2000, 1999, and 1998, respectively, related to this matter. The Company has not established a reserve for the settlement and expects to incur additional incremental costs of approximately $3,300,000 in 2001.

In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation, none of which management believes is material.

VULNERABILITY FROM CONCENTRATIONS

The  Company  has  various  concentrations  in  its  investment  portfolio.  The
Company's asset growth, net investment income, and cash flow are primarily generated from the sale of individual fixed annuity policies, variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers, extreme fluctuations in interest rates or stock market returns

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

12. COMMITMENTS AND CONTINGENCIES (CONTINUED)

VULNERABILITY FROM CONCENTRATIONS (CONTINUED)

which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition. The Company has purchased interest rate caps and swaptions for its hedging program (see Note 4) to mitigate the financial statement impact of significant increases in interest rates.

REVOLVING NOTE PAYABLE

To enhance short-term liquidity, the Company has established a revolving note payable effective July 27, 1998, and expiring on July 31 each year with SunTrust Bank, Atlanta (the "Bank"). On July 31, 2000 the revolving note facility was extended to July 31, 2001. The total amount the Company may have outstanding is $100,000,000. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or
(2) a rate quoted by the Bank to the Company for the advance. The terms of the agreement require the Company to maintain a minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. Under this agreement, the Company incurred interest expense of $1,180,000, $34,000 and $10,000 during 2000, 1999 and 1998, respectively. At December 31, 2000, there were no funds payable to the Bank under this agreement.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

13. CONDENSED FINANCIAL INFORMATION OF SUBSIDIARIES

Summarized financial information - statutory-basis of USG is summarized as follows:

                                                        DECEMBER 31
                                                   2000             1999
                                             ----------------------------------
                                                  (Dollars in thousands)

 ADMITTED ASSETS
 Cash and investments................            $6,851,426      $6,926,457
 Investment income due and accrued...                79,688          91,398
 Other assets........................                20,837          17,760
                                             ----------------------------------
 Total admitted assets                           $6,951,951      $7,035,615
                                             ==================================
 LIABILITIES AND CAPITAL AND SURPLUS
 Liabilities:
   Annuity and life policy reserves..            $6,186,091      $6,214,345
   Other policy liabilities..........               257,577         252,122
   Interest maintenance reserve......                 9,381          52,354
   Borrowed money....................                47,824           3,000
   Other liabilities.................                88,553          94,227
   Asset valuation reserve...........                89,764          82,422
                                             ----------------------------------
 Total liabilities...................             6,679,190       6,698,470
 Capital and surplus.................               272,762         337,145
                                             ----------------------------------
 Total liabilities and capital and
   surplus...........................            $6,951,951      $7,035,615
                                             ==================================

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

13. CONDENSED FINANCIAL INFORMATION OF SUBSIDIARIES (CONTINUED)

                                                                      YEAR ENDED DECEMBER 31
                                                               2000               1999             1998
                                                       -----------------------------------------------------
                                                                      (Dollars in thousands)
   Premiums, policy proceeds, and other
     considerations.......................                  $1,138,892         $847,040         $748,237
   Investment income, less investment
     expenses.............................                     532,210          545,487          561,106
   Other income...........................                      77,593           41,289           35,577
   Benefits...............................                  (1,523,898)      (1,225,456)      (1,158,327)
   Insurance expenses.....................                    (110,298)         (63,251)         (61,835)
   Federal income taxes...................                     (40,757)         (46,968)         (45,924)
                                                       -----------------------------------------------------
   Gain from operations before net
     realized capital gains (losses)......                      73,743           98,141           78,834
   Net realized capital gains (losses)....                      (6,971)           5,946           (2,629)
                                                       -----------------------------------------------------
   Net income.............................                     $66,772         $104,087          $76,205
                                                       =====================================================

Effective  September 20, 2000,  the Company  dissolved  Equitable  American Life
Insurance Company. The company received cash, and miscellaneous assets in relation to the dissolution. At December 31, 1999, the Company's investment in Equitable American Life Insurance Company aggregated $165,362,000. Operations of Equitable American Life Insurance Company were considered immaterial to the Company's financial statements.

FINANCIAL STATEMENTS
EQUITABLE LIFE INSURANCE COMPANY OF IOWA - SEPARATE ACCOUNT A
Year ended December 31, 2000
with Report of Independent Auditors

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A

                              FINANCIAL STATEMENTS


                          Year ended December 31, 2000




                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................8
Notes to Financial Statements.................................................14

                         Report of Independent Auditors

The Board of Directors and Participants
Equitable Life Insurance Company of Iowa

We have audited the accompanying statement of net assets of Equitable Life Insurance Company of Iowa Separate Account A (comprised of the Fully Managed, Rising Dividends, Small Cap, Equity Income, Hard Assets, Real Estate, All-Growth, Capital Appreciation, Value Equity, Strategic Equity, Growth Opportunities, Developing World, Mid-Cap Growth, Research, Total Return, Capital Growth, Growth, Global Fixed Income, Limited Maturity Bond, Liquid Asset, Investors Series, Large Cap Value, Managed Global, All Cap, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, International Equity, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney High Income, Smith Barney Money Market, Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Prudential Jennison, and ING Global Brand Names Divisions) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa Separate Account A at December 31, 2000, and the results of its operations and changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


                                             s/ Ernst & Young LLP

Atlanta, Georgia
February 19, 2001



                                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                              SEPARATE ACCOUNT A
                                            STATEMENT OF NET ASSETS
                                               December 31, 2000
                                             (Dollars in thousands)


                                                                                               COMBINED
                                                                                          -------------------
  ASSETS
  Investments at net asset value:
  The GCG Trust:
      Fully Managed Series, 1,347,136 shares (cost - $21,817)...................                $22,390
      Rising Dividends Series, 3,007,127 shares (cost - $69,289)................                 70,757
      Small Cap Series, 3,112,738 shares (cost - $53,899).......................                 33,305
      Equity Income Series, 245,738 shares (cost - $2,805)......................                  2,868
      Hard Assets Series, 22,113 shares (cost - $249)...........................                    248
      Real Estate Series, 163,333 shares (cost - $2,462)........................                  2,484
      Capital Appreciation Series, 458,515 shares (cost - $8,025)...............                  7,486
      Value Equity Series, 166,240 shares (cost - $2,735).......................                  2,762
      Strategic Equity Series, 729,655 shares (cost - $14,819)..................                 12,200
      Developing World Series, 375,092 shares (cost - $3,902)...................                  2,848
      Mid-Cap Growth Series, 15,542,079 shares (cost - $311,724)................                290,161
      Research Series, 16,121,243 shares (cost - $308,019)......................                337,706
      Total Return Series, 12,750,566 shares (cost - $195,944)..................                216,748
      Capital Growth Series, 6,426,427 shares (cost - $98,480)..................                 94,977
      Growth Series, 7,545,065 shares (cost - $166,266).........................                149,234
      Global Fixed Income Series, 727,148 shares (cost - $7,978)................                  6,976
      Limited Maturity Bond Series, 2,670,178 shares (cost - $28,739)...........                 28,117
      Liquid Asset Series, 33,988,918 shares (cost - $33,989)...................                 33,989
      Investors Series, 266,594 shares (cost - $2,950)..........................                  2,948
      Large Cap Value Series, 362,466 shares (cost - $3,923)....................                  3,835
      Managed Global Series, 106,788 shares (cost - $1,765).....................                  1,263
      All Cap Series, 305,494 shares (cost - $3,562)............................                  3,498
  PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond  Portfolio, 523,377 shares (cost - $4,586)..........                  4,359
      PIMCO StocksPLUS Growth and Income Portfolio, 790,772 shares (cost -
          $10,410)..............................................................                  8,740
  Warburg Pincus Trust:
      International Equity Portfolio 3,791,870 shares (cost - $50,736)..........                 40,696


                                                      2


                                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                              SEPARATE ACCOUNT A
                                            STATEMENT OF NET ASSETS
                                               December 31, 2000
                                             (Dollars in thousands)
                                                  (continued)

                                                                                                   COMBINED
                                                                                              -------------------
  Travelers Series Fund, Inc.:
    Smith Barney Large Cap Value Portfolio, 4,321,792 shares (cost - $84,630)...                      91,846
    Smith Barney International Equity Portfolio, 2,068,214 shares
      (cost - $30,551)..........................................................                      35,967
    Smith Barney High Income Portfolio, 1,616,588 shares (cost - $20,758).......                      16,345
    Smith Barney Money Market Portfolio, 9,243,229 shares (cost - $9,261).......                       9,261
  Greenwich Street Series Fund Inc.:
    Appreciation Portfolio, 3,558,296 shares (cost - $72,387)...................                      81,169
  Smith Barney Concert Allocation Series Inc.:
    Select High Growth Portfolio, 3,123,662 shares (cost - $38,204).............                      43,287
    Select Growth Portfolio, 4,844,387 shares (cost - $57,605)..................                      61,706
    Select Balanced Portfolio, 4,393,354 shares (cost - $51,021)................                      52,848
    Select Conservative Portfolio, 1,034,534 shares (cost - $11,955)............                      11,740
    Select Income Portfolio, 307,363 shares (cost - $3,458).....................                       3,317
  Prudential Series Fund Inc.:
    Prudential Jennison Portfolio, 8,010 shares (cost - $230)...................                         183
  ING Variable Insurance Trust:
    ING Global Brand Names Series, shares 26,265 (cost - $250)..................                         231
                                                                                              -------------------
  TOTAL NET ASSETS (cost - $1,789,383)..........................................                  $1,788,495
                                                                                              ===================



   See accompanying notes.


                                                       3


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 2000
                                                       (Dollars in thousands)



                                              FULLY            RISING             SMALL          EQUITY               HARD
                                            MANAGED         DIVIDENDS               CAP          INCOME             ASSETS
                                           DIVISION          DIVISION          DIVISION        DIVISION           DIVISION
                                         ---------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends...........................        $994              $372           $11,199            $144                 $1
   Capital gains distributions.........       1,020             1,861             2,168              68                  -
                                         ---------------------------------------------------------------------------------------
Total investment income................       2,014             2,233            13,367             212                  1

Expenses:
   Mortality and expense risk charges..         235             1,067               573              34                  6
   Annual contract charges.............          12                54                31               2                  1
                                         ---------------------------------------------------------------------------------------
Total expenses.........................         247             1,121               604              36                  7
                                         ---------------------------------------------------------------------------------------
Net investment income (loss)...........       1,767             1,112            12,763             176                 (6)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net realized gain (loss) on
     investments.......................        (128)            3,100             9,643            (407)               (14)
   Net unrealized appreciation
     (depreciation) of investments.....       1,653            (6,996)          (31,047)            469                (21)
                                         ---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............      $3,292          $(2,784)           $(8,641)           $238               $(41)
                                         =======================================================================================

(a)  Commencement of operations, May 2, 2000.
(b)  Commencement of operations, May 3, 2000.
(c)  Commencement of operations, May 9, 2000.
(d)  Commencement of operations, May 30, 2000.
(e)  Commencement of operations, June 7, 2000.


See accompanying notes.




                                                                 4


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 2000
                                                            (continued)
                                                       (Dollars in thousands)




                                              REAL               ALL-             CAPITAL              VALUE          STRATEGIC
                                            ESTATE             GROWTH        APPRECIATION             EQUITY             EQUITY
                                          DIVISION           DIVISION            DIVISION           DIVISION           DIVISION
                                       ---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends...........................       $102               $743                 $97                $29                 $-
   Capital gains distributions.........          -                  3                 174                 10                532
                                       ---------------------------------------------------------------------------------------------
Total investment income................        102                746                 271                 39                532

Expenses:
   Mortality and expense risk charges..         22                  2                  88                 35                161
   Annual contract charges.............          2                  -                   6                  5                 11
                                       ---------------------------------------------------------------------------------------------
Total expenses.........................         24                  2                  94                 40                172
                                       ---------------------------------------------------------------------------------------------
Net investment income (loss)...........         78                744                 177                 (1)               360

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net realized gain (loss) on
     investments.......................         72               (307)             (1,069)              (211)            (1,568)
   Net unrealized appreciation
     (depreciation) of investments.....        129               (417)               (664)               108             (3,586)
                                       ---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............       $279                $20             $(1,556)             $(104)           $(4,794)
                                       =============================================================================================

(a)  Commencement of operations, May 2, 2000.
(b)  Commencement of operations, May 3, 2000.
(c)  Commencement of operations, May 9, 2000.
(d)  Commencement of operations, May 30, 2000.
(e)  Commencement of operations, June 7, 2000.


See accompanying notes.


                                                                 5


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 2000
                                                            (continued)
                                                       (Dollars in thousands)




                                              GROWTH       DEVELOPING            MID-CAP                                TOTAL
                                       OPPORTUNITIES            WORLD             GROWTH            RESEARCH           RETURN
                                            DIVISION         DIVISION           DIVISION            DIVISION         DIVISION
                                       -------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends...........................      $12                  $12           $101,848              $3,968           $9,697
   Capital gains distributions.........        1                   12              8,812              33,169            6,455
                                       -------------------------------------------------------------------------------------------
Total investment income................       13                   24            110,660              37,137           16,152

Expenses:
   Mortality and expense risk charges..        -                   58              4,125               5,237            2,837
   Annual contract charges.............        -                    2                189                 258              144
                                       -------------------------------------------------------------------------------------------
Total expenses.........................        -                   60              4,314               5,495            2,981
                                       -------------------------------------------------------------------------------------------
Net investment income (loss)...........       13                  (36)           106,346              31,642           13,171

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net realized gain (loss) on
     investments.......................      (22)                 311             12,065              12,492            8,313
   Net unrealized appreciation
     (depreciation) of investments.....       (5)              (1,905)          (105,352)            (65,131)           6,086
                                       -------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............     $(14)             $(1,630)           $13,059            $(20,997)         $27,570
                                       ===========================================================================================

(a)  Commencement of operations, May 2, 2000.
(b)  Commencement of operations, May 3, 2000.
(c)  Commencement of operations, May 9, 2000.
(d)  Commencement of operations, May 30, 2000.
(e)  Commencement of operations, June 7, 2000.


See accompanying notes.


                                                                 6


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 2000
                                                            (continued)
                                                       (Dollars in thousands)



                                                                                    GLOBAL           LIMITED
                                             CAPITAL                                 FIXED          MATURITY            LIQUID
                                              GROWTH              GROWTH            INCOME              BOND             ASSET
                                            DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends...........................       $1,314              $8,104              $378            $1,750            $2,468
   Capital gains distributions.........        1,968               2,847                 -                (1)                3
                                       ---------------------------------------------------------------------------------------------
Total investment income................        3,282              10,951               378             1,749             2,471

Expenses:
   Mortality and expense risk charges..        1,597               2,784               106               418               593
   Annual contract charges.............           83                 137                 5                18                88
                                       ---------------------------------------------------------------------------------------------
Total expenses.........................        1,680               2,921               111               436               681
                                       ---------------------------------------------------------------------------------------------
Net investment income (loss)...........        1,602               8,030               267             1,313             1,790

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net realized gain (loss) on
     investments.......................        6,213              40,782              (280)             (162)                5
   Net unrealized appreciation
     (depreciation) of investments.....      (30,192)            (95,276)              (84)              563                 -
                                       ---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............     $(22,377)           $(46,464)             $(97)           $1,714            $1,795
                                       =============================================================================================

(a)  Commencement of operations, May 2, 2000.
(b)  Commencement of operations, May 3, 2000.
(c)  Commencement of operations, May 9, 2000.
(d)  Commencement of operations, May 30, 2000.
(e)  Commencement of operations, June 7, 2000.


See accompanying notes.


                                                                 7


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 2000
                                                            (continued)
                                                       (Dollars in thousands)


                                                              PIMCO               PIMCO
                                                               HIGH          STOCKSPLUS                           SMITH BARNEY
                                                              YIELD          GROWTH AND       INTERNATIONAL          LARGE CAP
                                         INVESTORS             BOND              INCOME              EQUITY              VALUE
                                          DIVISION(e)      DIVISION            DIVISION            DIVISION           DIVISION
                                       --------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends...........................        $85             $371                 $611             $1,130             $1,171
   Capital gains distributions.........          -                -                    3              4,275              2,126
                                       --------------------------------------------------------------------------------------------
Total investment income................         85              371                  614              5,405              3,297

Expenses:
   Mortality and expense risk charges..         21               59                  130                725              1,273
   Annual contract charges.............                           3                    6                 39                 65
                                       --------------------------------------------------------------------------------------------
Total expenses.........................         21               62                  136                764              1,338
                                       --------------------------------------------------------------------------------------------
Net investment income (loss)...........         64              309                  478              4,641              1,959

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net realized gain (loss) on
     investments.......................          2             (303)                  58              7,574              4,538
   Net unrealized appreciation
     (depreciation) of investments.....         (2)            (114)              (1,763)           (27,599)             2,719
                                       --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............        $64            $(108)             $(1,227)          $(15,384)            $9,216
                                       ============================================================================================

(a)  Commencement of operations, May 2, 2000.
(b)  Commencement of operations, May 3, 2000.
(c)  Commencement of operations, May 9, 2000.
(d)  Commencement of operations, May 30, 2000.
(e)  Commencement of operations, June 7, 2000.


See accompanying notes.


                                                                 8


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 2000
                                                            (continued)
                                                       (Dollars in thousands)


                                                                  SMITH           SMITH
                                        SMITH BARNEY             BARNEY          BARNEY                                SELECT
                                       INTERNATIONAL               HIGH           MONEY                                  HIGH
                                              EQUITY             INCOME          MARKET        APPRECIATION            GROWTH
                                            DIVISION           DIVISION        DIVISION            DIVISION          DIVISION
                                       ------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends...........................         $278             $1,700            $626                $628            $1,222
   Capital gains distributions.........           (1)                 1              (2)              1,171             1,104
                                       ------------------------------------------------------------------------------------------
Total investment income................          277              1,701             624               1,799             2,326

Expenses:
   Mortality and expense risk charges..          598                261             152               1,206               676
   Annual contract charges.............           26                 12              27                  59                40
                                       ------------------------------------------------------------------------------------------
Total expenses.........................          623                273             179               1,265               716
                                       ------------------------------------------------------------------------------------------
Net investment income (loss)...........         (347)             1,428             445                 534             1,610

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net realized gain (loss) on
     investments.......................        1,205               (243)             (2)              3,008             1,444
   Net unrealized appreciation
     (depreciation) of investments.....      (12,997)            (2,920)              -              (5,282)           (7,276)
                                       ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............     $(12,139)           $(1,735)           $443             $(1,740)          $(4,222)
                                       ==========================================================================================

(a)  Commencement of operations, May 2, 2000.
(b)  Commencement of operations, May 3, 2000.
(c)  Commencement of operations, May 9, 2000.
(d)  Commencement of operations, May 30, 2000.
(e)  Commencement of operations, June 7, 2000.


See accompanying notes.


                                                                 9


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 2000
                                                            (continued)
                                                       (Dollars in thousands)




                                             SELECT              SELECT            SELECT             SELECT           LARGE
                                             GROWTH            BALANCED      CONSERVATIVE             INCOME        CAPVALUE
                                           DIVISION            DIVISION          DIVISION           DIVISION        DIVISION(b)
                                       -----------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends...........................      $1,758              $1,711              $625               $261             $34
   Capital gains distributions.........       2,048               2,166               255                 43
                                       -----------------------------------------------------------------------------------------
Total investment income................       3,806               3,877               880                304              34

Expenses:
   Mortality and expense risk charges..         944                 776               178                 57              26
   Annual contract charges.............          53                  35                 8                  3               -
                                       -----------------------------------------------------------------------------------------
Total expenses.........................         997                 811               186                 60              26
                                       -----------------------------------------------------------------------------------------
Net investment income (loss)...........       2,809               3,066               694                244               8

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net realized gain (loss) on
     investments.......................       1,558               1,022               157               (110)            (14)
   Net unrealized appreciation
     (depreciation) of investments.....      (8,593)             (2,305)             (501)               (49)            (88)
                                       -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............     $(4,226)             $1,783              $350                $85            $(94)
                                       =========================================================================================

(a)  Commencement of operations, May 2, 2000.
(b)  Commencement of operations, May 3, 2000.
(c)  Commencement of operations, May 9, 2000.
(d)  Commencement of operations, May 30, 2000.
(e)  Commencement of operations, June 7, 2000.


See accompanying notes.


                                                                 10


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 2000
                                                            (continued)
                                                       (Dollars in thousands)



                                                                           ING GLOBAL
                                              MANAGED     PRUDENTIAL            BRAND
                                               GLOBAL       JENNISON            NAMES         ALL CAP
                                             DIVISION(a)    DIVISION(d)      DIVISION(d)     DIVISION(c)    COMBINED
                                       --------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends...........................          $295             $-               $1             $83       $155,822
   Capital gains distributions.........            83             23                -               -         72,397
                                       --------------------------------------------------------------------------------
Total investment income................           378             23                1              83        228,219

Expenses:
   Mortality and expense risk charges..             6              1                1              16         27,084
   Annual contract charges.............             -              -                -               1          1,425
                                       --------------------------------------------------------------------------------
Total expenses.........................             6              1                1              17         28,509
                                       --------------------------------------------------------------------------------
Net investment income (loss)...........           372             22                -              66        199,710

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net realized gain (loss) on
     investments.......................           (19)           (13)              (2)              9        108,697
   Net unrealized appreciation
     (depreciation) of investments.....          (502)           (47)             (19)            (64)      (399,070)
                                       --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............         $(149)          $(38)            $(21)            $11       $(90,663)
                                       ================================================================================

(a)  Commencement of operations, May 2, 2000.
(b)  Commencement of operations, May 3, 2000.
(c)  Commencement of operations, May 9, 2000.
(d)  Commencement of operations, May 30, 2000.
(e)  Commencement of operations, June 7, 2000.


See accompanying notes.


                                                                 11


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                       (Dollars in thousands)




                                               FULLY            RISING                            EQUITY             HARD
                                             MANAGED         DIVIDENDS        SMALL CAP           INCOME           ASSETS
                                            DIVISION          DIVISION         DIVISION         DIVISION(f)      DIVISION(e)
                                         ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999...........     $16,015           $66,385          $20,138            $958              $341

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........         992               907              685             253                (9)
 Net realized gain (loss) on
   investments..........................         (74)            2,404            3,671             (37)                7
 Net unrealized appreciation
   (depreciation) of investments........        (139)            6,276            7,324            (350)               82
                                         ---------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............         779             9,587           11,680            (134)               80

Changes from principal transactions:
 Purchase payments......................       1,577             7,021            2,443             458                34
 Contract distributions and
   terminations.........................      (1,214)           (4,337)          (1,588)           (119)              (38)
 Transfer payments from (to) other
   Divisions and Fixed Account..........        (620)           (1,953)           4,940           1,588               538
                                         ---------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..        (527)              731            5,795           1,927               534
                                         ---------------------------------------------------------------------------------------
Total increase (decrease)...............         522            10,318           17,475           1,793               614
                                         ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999.........      16,537            76,703           37,613           2,751               955

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........       1,767             1,112           12,763             176                (6)
 Net realized gain (loss) on
   investments..........................        (128)            3,100            9,643            (407)              (14)
 Net unrealized appreciation
   (depreciation) of investments........       1,653            (6,996)         (31,047)            469               (21)
                                         ---------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............       3,292            (2,784)          (8,641)            238               (41)

Changes from principal transactions:
 Purchase payments......................       1,070             4,867            3,980             215                24
 Contract distributions and
   terminations.........................        (899)           (3,969)          (2,227)           (292)              (32)
 Transfer payments from (to) other
   Divisions and Fixed Account..........       2,390            (4,060)           2,580             (44)             (658)
                                         ---------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..       2,561            (3,162)           4,333            (121)             (666)
                                         ---------------------------------------------------------------------------------------
Total increase (decrease)...............       5,853            (5,946)          (4,308)            117              (706)
                                         ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.........     $22,390           $70,757          $33,305          $2,868              $248
                                         =======================================================================================


(a) Commencement of operations, June 8, 1999.              (i) Commencement of operations, May 2, 2000.
(b) Commencement of operations, June 9, 1999.              (j) Commencement of operations, May 3, 2000.
(c) Commencement of operations, June 16, 1999.             (k) Commencement of operations, May 9, 2000.
(d) Commencement of operations, June 19, 1999.             (l) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 23, 1999.             (m) Commencement of operations, June 7, 2000.
(f) Commencement of operations, June 24, 1999.
(g) Commencement of operations, July 2, 1999.
(h) Commencement of operations, August 14, 1999.

See accompanying notes.


                                                                 12


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                            (continued)
                                                       (Dollars in thousands)




                                               REAL               ALL-             CAPITAL             VALUE          STRATEGIC
                                             ESTATE             GROWTH        APPRECIATION            EQUITY             EQUITY
                                           DIVISION(g)        DIVISION(d)         DIVISION(c)       DIVISION(c)        DIVISION(c)
                                        --------------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999...........       $252               $392              $1,674              $247               $173

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........        $43                280                $348               $31                 $2
 Net realized gain (loss) on
   investments..........................        (18)               201                  80               (43)               181
 Net unrealized appreciation
   (depreciation) of investments........        (71)               325                 137               (84)               966
                                        --------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............        (46)               806                 565               (96)             1,149

Changes from principal transactions:
 Purchase payments......................        126                105                 736               162                346
 Contract distributions and
   terminations.........................        (19)               (60)               (408)             (100)               (72)
 Transfer payments from (to) other
   Divisions and Fixed Account..........        428                314               1,012             1,299              4,100
                                        --------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..        535                359               1,340             1,361              4,374
                                        --------------------------------------------------------------------------------------------
Total increase (decrease)...............        489              1,165               1,905             1,265              5,523
                                        --------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999.........        741              1,557               3,579             1,512              5,696

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........         78                744                 177                (1)               360
 Net realized gain (loss) on
   investments..........................         72               (307)             (1,069)             (211)            (1,568)
 Net unrealized appreciation
   (depreciation) of investments........        129              ( 417)               (664)              108             (3,586)
                                        --------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............        279                 20              (1,556)             (104)            (4,794)

Changes from principal transactions:
 Purchase payments......................        120                  2               1,069               141              2,238
 Contract distributions and
   terminations.........................       (129)               (20)               (239)             (205)              (675)
 Transfer payments from (to) other
   Divisions and Fixed Account..........      1,473             (1,559)              4,633             1,418              9,735
                                        --------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..      1,464             (1,577)              5,463             1,354             11,298
                                        --------------------------------------------------------------------------------------------
Total increase (decrease)...............      1,743             (1,557)              3,907             1,250              6,504
                                        --------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.........     $2,484                 $-              $7,486            $2,762            $12,200
                                        ============================================================================================


(a) Commencement of operations, June 8, 1999.              (i) Commencement of operations, May 2, 2000.
(b) Commencement of operations, June 9, 1999.              (j) Commencement of operations, May 3, 2000.
(c) Commencement of operations, June 16, 1999.             (k) Commencement of operations, May 9, 2000.
(d) Commencement of operations, June 19, 1999.             (l) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 23, 1999.             (m) Commencement of operations, June 7, 2000.
(f) Commencement of operations, June 24, 1999.
(g) Commencement of operations, July 2, 1999.
(h) Commencement of operations, August 14, 1999.

See accompanying notes.


                                                                 13


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                            (continued)
                                                       (Dollars in thousands)




                                               GROWTH        DEVELOPING           MID-CAP                                TOTAL
                                        OPPORTUNITIES             WORLD            GROWTH            RESEARCH           RETURN
                                           DIVISION(a)       DIVISION(a)         DIVISION            DIVISION         DIVISION
                                        ------------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999...........        $73                $596          $132,856            $324,775         $221,408

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........         $6                 $96            17,352               1,075            3,614
 Net realized gain (loss) on
   investments..........................         37                  83            17,767              13,896            6,060
 Net unrealized appreciation
   (depreciation) of investments........          2                 927            65,909              53,593           (5,566)
                                        ------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............         45               1,106           101,028              68,564            4,108

Changes from principal transactions:
 Purchase payments......................         89                 106             7,914              14,614           12,379
 Contract distributions and
   terminations.........................         (7)               (133)          (10,673)            (21,297)         (15,570)
 Transfer payments from (to) other
   Divisions and Fixed Account..........         43               3,140             5,327             (17,230)          (7,327)
                                        ------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..        125               3,113             2,568             (23,913)         (10,518)
                                        ------------------------------------------------------------------------------------------
Total increase (decrease)...............        170               4,219           103,596              44,651           (6,410)
                                        ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999.........        243               4,815           236,452             369,426          214,998

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........         13                 (36)          106,346              31,642           13,171
 Net realized gain (loss) on
   investments..........................        (22)                311            12,065              12,492            8,313
 Net unrealized appreciation
   (depreciation) of investments........         (5)             (1,905)         (105,352)            (65,131)           6,086
                                        ------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............        (14)             (1,630)           13,059             (20,997)          27,570

Changes from principal transactions:
 Purchase payments......................          -                 577            11,645              11,958            7,776
 Contract distributions and
   terminations.........................          -                (275)          (14,456)            (18,359)         (11,176)
 Transfer payments from (to) other
   Divisions and Fixed Account..........       (229)               (639)           43,461              (4,322)         (22,420)
                                        ------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..       (229)               (337)           40,650             (10,723)         (25,820)
                                        ------------------------------------------------------------------------------------------
Total increase (decrease)...............       (243)             (1,967)           53,709             (31,720)           1,750
                                        ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.........         $-              $2,848          $290,161            $337,706         $216,748
                                        ==========================================================================================

(a) Commencement of operations, June 8, 1999.              (i) Commencement of operations, May 2, 2000.
(b) Commencement of operations, June 9, 1999.              (j) Commencement of operations, May 3, 2000.
(c) Commencement of operations, June 16, 1999.             (k) Commencement of operations, May 9, 2000.
(d) Commencement of operations, June 19, 1999.             (l) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 23, 1999.             (m) Commencement of operations, June 7, 2000.
(f) Commencement of operations, June 24, 1999.
(g) Commencement of operations, July 2, 1999.
(h) Commencement of operations, August 14, 1999.

See accompanying notes.


                                                                 14


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                            (continued)
                                                       (Dollars in thousands)



                                                                                    GLOBAL           LIMITED
                                            CAPITAL                                  FIXED          MATURITY           LIQUID
                                             GROWTH             GROWTH              INCOME              BOND            ASSET
                                           DIVISION           DIVISION            DIVISION          DIVISION(h)      DIVISION(h)
                                        ------------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999...........   $116,791            $85,977             $12,391           $44,068          $33,498

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........      5,437                500                 (18)             $722           $1,414
 Net realized gain (loss) on
   investments..........................      5,738              9,156                 (41)              (22)               -
 Net unrealized appreciation
   (depreciation) of investments........     14,767             67,811              (1,065)             (858)               -
                                        ------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............     25,942             77,467              (1,124)             (158)           1,414

Changes from principal transactions:
 Purchase payments......................      7,256              9,250                 518             2,859           44,902
 Contract distributions and
   terminations.........................     (8,144)            (7,239)               (869)           (2,742)         (21,224)
 Transfer payments from (to) other
   Divisions and Fixed Account..........     (9,216)            29,557              (1,865)           (6,806)          (5,409)
                                        ------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..    (10,104)            31,568              (2,216)           (6,689)          18,269
                                        ------------------------------------------------------------------------------------------
Total increase (decrease)...............     15,838            109,035              (3,340)           (6,847)          19,683
                                        ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999.........    132,629            195,012               9,051            37,221           53,181

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........      1,602              8,030                 267             1,313            1,790
 Net realized gain (loss) on
   investments..........................      6,213             40,782                (280)             (162)               5
 Net unrealized appreciation
   (depreciation) of investments........    (30,192)           (95,276)                (84)              563                -
                                        ------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............    (22,377)           (46,464)                (97)            1,714            1,795

Changes from principal transactions:
 Purchase payments......................      4,805             14,274                 384             1,224           35,762
 Contract distributions and
   terminations.........................     (5,843)           (11,380)               (485)           (2,156)         (60,056)
 Transfer payments from (to) other
   Divisions and Fixed Account..........    (14,237)            (2,208)             (1,877)           (9,886)           3,307
                                        ------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..    (15,275)               686              (1,978)          (10,818)         (20,987)
                                        ------------------------------------------------------------------------------------------
Total increase (decrease)...............    (37,652)           (45,778)             (2,075)           (9,104)         (19,192)
                                        ------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.........    $94,977           $149,234              $6,976           $28,117          $33,989
                                        ==========================================================================================

(a) Commencement of operations, June 8, 1999.              (i) Commencement of operations, May 2, 2000.
(b) Commencement of operations, June 9, 1999.              (j) Commencement of operations, May 3, 2000.
(c) Commencement of operations, June 16, 1999.             (k) Commencement of operations, May 9, 2000.
(d) Commencement of operations, June 19, 1999.             (l) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 23, 1999.             (m) Commencement of operations, June 7, 2000.
(f) Commencement of operations, June 24, 1999.
(g) Commencement of operations, July 2, 1999.
(h) Commencement of operations, August 14, 1999.

See accompanying notes.


                                                                 15


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                            (continued)
                                                       (Dollars in thousands)


                                                                                                                    PIMCO
                                                                                                  PIMCO        STOCKSPLUS
                                                                                MANAGED            HIGH        GROWTH AND
                                         INVESTORS           LARGE CAP           GLOBAL      YIELD BOND            INCOME
                                          DIVISION(m)   VALUE DIVISION(j)      DIVISION(i)     DIVISION(b)      DIVISION(a)
                                        ----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999...........          $-                $-               $-          $2,026            $6,374

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........           -                 -                -             250               692
 Net realized gain (loss) on
   investments..........................           -                 -                -             (94)            1,197
 Net unrealized appreciation
   (depreciation) of investments........           -                 -                -            (132)             (587)
                                        ----------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............           -                 -                -              24             1,302

Changes from principal transactions:
 Purchase payments......................           -                 -                -             704             1,034
 Contract distributions and
   terminations.........................           -                 -                -            (190)             (535)
 Transfer payments from (to) other
   Divisions and Fixed Account..........           -                 -                -           1,834               (21)
                                        ----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..           -                 -                -           2,348             4,787
                                        ----------------------------------------------------------------------------------------
Total increase (decrease)...............           -                 -                -           2,372             1,780
                                        ----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999.........           -                 -                -           4,398             8,154

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........          64                 8              372             309               478
 Net realized gain (loss) on
   investments..........................           2               (14)             (19)           (303)               58
 Net unrealized appreciation
   (depreciation) of investments........          (2)              (88)            (502)           (114)           (1,763)
                                        ----------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............          64               (94)            (149)           (108)           (1,277)

Changes from principal transactions:
 Purchase payments......................         174               203              153             268               583
 Contract distributions and
   terminations.........................         (92)             (105)              (7)           (282)             (578)
 Transfer payments from (to) other
   Divisions and Fixed Account..........       2,802             3,831            1,266              83             1,808
                                        ----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..       2,884             3,929            1,412              69             1,813
                                        ----------------------------------------------------------------------------------------
Total increase (decrease)...............       2,948             3,835            1,263             (39)              586
                                        ----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.........      $2,948            $3,835           $1,263          $4,359            $8,740
                                        ========================================================================================

(a) Commencement of operations, June 8, 1999.              (i) Commencement of operations, May 2, 2000.
(b) Commencement of operations, June 9, 1999.              (j) Commencement of operations, May 3, 2000.
(c) Commencement of operations, June 16, 1999.             (k) Commencement of operations, May 9, 2000.
(d) Commencement of operations, June 19, 1999.             (l) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 23, 1999.             (m) Commencement of operations, June 7, 2000.
(f) Commencement of operations, June 24, 1999.
(g) Commencement of operations, July 2, 1999.
(h) Commencement of operations, August 14, 1999.

See accompanying notes.


                                                                 16


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                            (continued)
                                                       (Dollars in thousands)


                                                                  SMITH              SMITH              SMITH            SMITH
                                                                 BARNEY              BARNEY            BARNEY           BARNEY
                                       INTERNATIONAL          LARGE CAP       INTERNATIONAL              HIGH            MONEY
                                              EQUITY              VALUE              EQUITY            INCOME           MARKET
                                            DIVISION           DIVISION            DIVISION          DIVISION         DIVISION
                                        -------------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999...........     $42,903           $119,526             $29,904           $26,177           $8,755

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........        (146)             2,509                (365)            1,355              371
 Net realized gain (loss) on
   investments..........................        (262)             5,712               1,104               136                -
 Net unrealized appreciation
   (depreciation) of investments........      20,551             (9,618)             16,955            (1,278)               -
                                        -------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............      20,143             (1,397)             17,694               213              371

Changes from principal transactions:
 Purchase payments......................       2,242              2,935                 634               405              983
 Contract distributions and
   terminations.........................      (2,769)            (8,219)             (2,093)           (1,687)         (10,862)
 Transfer payments from (to) other
   Divisions and Fixed Account..........      (4,347)            (8,517)             (1,567)           (4,051)          18,159
                                        -------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..      (4,874)           (13,801)             (3,026)           (5,333)           8,280
                                        -------------------------------------------------------------------------------------------
Total increase (decrease)...............      15,269            (15,198)            (14,688)           (5,120)           8,651
                                        -------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999.........      58,172            104,328              44,572            21,057           17,406

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........       4,641              1,959                (347)             1,428              445
 Net realized gain (loss) on
   investments..........................       7,574              4,538               1,205               (243)              (2)
 Net unrealized appreciation
   (depreciation) of investments........     (27,599)             2,719             (12,997)            (2,920)               -
                                        -------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............     (15,384)             9,216             (12,139)            (1,735)             443

Changes from principal transactions:
 Purchase payments......................       2,685              1,413                 958                435              269
 Contract distributions and
   terminations.........................      (3,180)            (5,495)             (1,987)            (1,146)         (29,588)
 Transfer payments from (to) other
   Divisions and Fixed Account..........      (1,597)           (17,616)              4,563             (2,266)          20,731
                                        -------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..      (2,092)           (21,698)              3,534             (2,977)          (8,588)
                                        -------------------------------------------------------------------------------------------
Total increase (decrease)...............     (17,476)           (12,482)             (8,605)            (4,712)          (8,145)
                                        -------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.........     $40,696            $91,846             $35,967            $16,345           $9,261
                                        ===========================================================================================

(a) Commencement of operations, June 8, 1999.              (i) Commencement of operations, May 2, 2000.
(b) Commencement of operations, June 9, 1999.              (j) Commencement of operations, May 3, 2000.
(c) Commencement of operations, June 16, 1999.             (k) Commencement of operations, May 9, 2000.
(d) Commencement of operations, June 19, 1999.             (l) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 23, 1999.             (m) Commencement of operations, June 7, 2000.
(f) Commencement of operations, June 24, 1999.
(g) Commencement of operations, July 2, 1999.
(h) Commencement of operations, August 14, 1999.

See accompanying notes.


                                                                 17


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                            (continued)
                                                       (Dollars in thousands)



                                                                SELECT
                                                                  HIGH           SELECT            SELECT            SELECT
                                        APPRECIATION            GROWTH           GROWTH          BALANCED      CONSERVATIVE
                                            DIVISION          DIVISION         DIVISION          DIVISION          DIVISION
                                         ----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999...........     $80,117           $41,316          $65,955           $61,265           $16,327

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........         700               217            1,141             2,080               371
 Net realized gain (loss) on
   investments..........................       1,592             1,109            1,598             1,331               276
 Net unrealized appreciation
   (depreciation) of investments........       6,988             8,680            7,039               814              (184)
                                         ----------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............       9,280            10,006            9,778             4,225               463

Changes from principal transactions:
 Purchase payments......................       2,612             1,000            1,580             1,466               148
 Contract distributions and
   terminations.........................      (5,374)           (2,771)          (3,792)           (4,555)           (1,438)
 Transfer payments from (to) other
   Divisions and Fixed Account..........       5,512            (1,086)          (2,417)           (3,903)           (1,074)
                                         ----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..       2,750            (2,857)          (4,629)           (6,992)           (2,364)
                                         ----------------------------------------------------------------------------------------
Total increase (decrease)...............      12,030             7,149            5,149            (2,767)           (1,901)
                                         ----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999.........      92,147            48,465           71,104            58,498            14,426

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........         534             1,610            2,809             3,066               694
 Net realized gain (loss) on
   investments..........................       3,008             1,444            1,558             1,022               157
 Net unrealized appreciation
   (depreciation) of investments........      (5,282)           (7,276)          (8,593)           (2,305)             (501)
                                         ----------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............      (1,740)           (4,222)          (4,226)            1,783               350

Changes from principal transactions:
 Purchase payments......................       1,380             1,003              917               724                72
 Contract distributions and
   terminations.........................      (3,754)           (1,668)          (2,510)           (2,393)             (682)
 Transfer payments from (to) other
   Divisions and Fixed Account..........      (6,864)             (291)          (3,579)           (5,764)           (2,426)
                                         ----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..      (9,238)             (956)          (5,172)           (7,433)           (3,036)
                                         ----------------------------------------------------------------------------------------
Total increase (decrease)...............     (10,978)           (5,178)          (9,398)           (5,650)           (2,686)
                                         ----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.........     $81,169           $43,287          $61,706           $52,848           $11,740
                                         ========================================================================================


(a) Commencement of operations, June 8, 1999.              (i) Commencement of operations, May 2, 2000.
(b) Commencement of operations, June 9, 1999.              (j) Commencement of operations, May 3, 2000.
(c) Commencement of operations, June 16, 1999.             (k) Commencement of operations, May 9, 2000.
(d) Commencement of operations, June 19, 1999.             (l) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 23, 1999.             (m) Commencement of operations, June 7, 2000.
(f) Commencement of operations, June 24, 1999.
(g) Commencement of operations, July 2, 1999.
(h) Commencement of operations, August 14, 1999.

See accompanying notes.


                                                                 18


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                            (continued)
                                                       (Dollars in thousands)




                                             SELECT        PRUDENTIAL        ING GLOBAL
                                             INCOME          JENNISON       BRAND NAMES           ALL CAP
                                           DIVISION          DIVISION(l)       DIVISION(l)       DIVISION(k)        COMBINED
                                        -----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1999...........     $7,387                $-                $-                $-         $1,587,040

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........        138                 -                 -                 -             43,043
 Net realized gain (loss) on
   investments..........................         33                 -                 -                 -             72,778
 Net unrealized appreciation
   (depreciation) of investments........       (216)                -                 -                 -            258,998
                                        -----------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............        (45)                -                 -                 -            374,819

Changes from principal transactions:
 Purchase payments......................        178                 -                 -                 -            128,816
 Contract distributions and
   terminations.........................       (641)                -                 -                 -           (140,779)
 Transfer payments from (to) other
   Divisions and Fixed Account..........       (968)                -                 -                 -               (586)
                                        -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..     (1,431)                -                 -                 -            (12,549)
                                        -----------------------------------------------------------------------------------------
Total increase (decrease)...............     (1,479)                -                 -                 -            362,270
                                        -----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999.........      5,911                 -                 -                 -          1,949,310

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)...........        244                22                -                 66            199,710
 Net realized gain (loss) on
   investments..........................       (110)              (13)              (2)                 9            108,697
 Net unrealized appreciation
   (depreciation) of investments........        (49)              (47)             (19)               (64)          (399,070)
                                        -----------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations............         85               (38)             (21)                11            (90,663)

Changes from principal transactions:
 Purchase payments......................         25                50               38                264            113,745
 Contract distributions and
   terminations.........................       (252)               (6)              (1)               (31)          (186,630)
 Transfer payments from (to) other
   Divisions and Fixed Account..........     (2,452)              177              215              3,254              2,733
                                        -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
   derived from principal transactions..     (2,679)              221              252              3,487            (70,152)
                                        -----------------------------------------------------------------------------------------
Total increase (decrease)...............     (2,594)              183              231              3,498           (160,815)
                                        -----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000.........     $3,317              $183             $231             $3,498         $1,788,495
                                        =========================================================================================

(a) Commencement of operations, June 8, 1999.              (i) Commencement of operations, May 2, 2000.
(b) Commencement of operations, June 9, 1999.              (j) Commencement of operations, May 3, 2000.
(c) Commencement of operations, June 16, 1999.             (k) Commencement of operations, May 9, 2000.
(d) Commencement of operations, June 19, 1999.             (l) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 23, 1999.             (m) Commencement of operations, June 7, 2000.
(f) Commencement of operations, June 24, 1999.
(g) Commencement of operations, July 2, 1999.
(h) Commencement of operations, August 14, 1999.

See accompanying notes.


                                                                 19

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2000


1. ORGANIZATION

Equitable  Life  Insurance  Company of Iowa  Separate  Account A (the  "Separate
Account") was established by Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Company") in accordance with the provisions of Iowa Insurance laws to support the operations of variable annuity contracts
("Contracts"). The Company is engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Separate Account or the Equitable Life Fixed Interest Division, which is not part of the Account, as directed by the Contractowners. The portion of the Separate Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business the Company may conduct, but obligations of the Separate Account, including the promise to make benefit payments, are obligations of the Company. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company.

At December 31, 2000, the Separate Account had, under the Company's Equi-Select Variable Annuity product, twenty-three investment divisions: Fully Managed, Rising Dividends, Small Cap, Equity Income, Hard Assets, Real Estate, Capital Appreciation, Value Equity, Strategic Equity, Developing World, Mid-Cap Growth, Research, Total Return, Capital Growth, Growth, Global Fixed Income, Limited Maturity Bond, Liquid Asset, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, and International Equity. The Separate Account also had, under the Company's PrimElite variable annuity contracts, thirteen investment divisions:
Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney High Income, Smith Barney Money Market, Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Research, Mid-Cap Growth, and Total Return (collectively with the divisions noted above, "Divisions").

On January 28, 2000, the consolidation of All Growth and Growth Opportunities Series into the Mid Cap Growth Series took place at no cost to current contract holders. Shares of Mid-Cap Growth Series were substituted for shares of All Growth and Growth Opportunities Series.

The assets in each Division are invested in shares of a designated series ("Series", which may also be referred to as a "Portfolio") of mutual funds of The GCG Trust, PIMCO Variable Insurance Trust, Warburg Pincus Trust, Travelers Series Fund, Inc., Greenwich Street Series Fund Inc., Smith Barney Concert Allocation Series Inc, Prudential Series Fund Inc., or ING Variable Insurance Insurance Trust (the "Trusts").

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Separate Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Separate Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of the Company.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts
to  cover  the  Company's   expenses  in   connection   with  the  issuance  and
administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES: The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each account.

ANNUAL CONTRACT CHARGES: An annual contract charge of $30 is deducted on each Contract anniversary prior to the maturity date, upon full withdrawal of a Contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the Contract anniversary.

OTHER CHARGES: A transfer charge computed as the lesser of 2% of the Contract value transferred or $25 will be imposed on each transfer between accounts in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

PREMIUM TAXES: Premium taxes are deductible, where applicable, from the purchase payment or Contract value. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                      YEAR ENDED DECEMBER 31
                                                              2000                              1999
                                                 ------------------------------------------------------------------
                                                     PURCHASES           SALES        PURCHASES          SALES
                                                 ------------------------------------------------------------------
                                                                      (Dollars in Thousands)
The GCG Trust:
  Fully Managed Series.........                         $9,804          $5,476           $4,445         $3,710
  Rising Dividends Series......                         15,605          17,655           15,685         14,047
  Small Cap Series.............                         44,061          26,965           19,454         12,974
  Equity Income Series.........                          2,846           2,791            4,299          2,119
  Hard Assets Series...........                          1,048           1,720            1,968          1,443
  Real Estate Series...........                          5,755           4,213              989            411
  All-Growth Series............                            749           1,582            1,863          1,224
  Capital Appreciation Series..                         14,552           8,912            3,174          1,486
  Value Equity Series..........                         21,261          19,908            2,901          1,509
  Strategic Equity Series......                         45,939          34,281            7,806          3,430
  Growth Opportunities Series..                             14             230            1,187          1,056
  Developing World Series......                          2,182           2,555            5,121          1,912
  Mid-Cap Growth Series........                        171,334          24,338           71,212         51,292
  Research Series..............                         53,851          32,932           27,919         50,757
  Total Return Series..........                         27,090          39,739           15,329         22,233
  Capital Growth Series........                          9,100          22,773           16,789         21,456
  Growth Series................                         97,357          88,641           56,250         24,182
  Global Fixed Income Series...                            996           2,707            1,073          3,307
  Limited Maturity Bond Series.                          3,867          13,372            6,501         12,468
  Liquid Asset Series..........                        208,900         228,097          165,353        145,670
  Investors Series.............                          3,141             193                -              -


                                                            22

4. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                      YEAR ENDED DECEMBER 31
                                                                2000                              1999
                                                 ------------------------------------------------------------------
                                                     PURCHASES          SALES         PURCHASES          SALES
                                                 ------------------------------------------------------------------
                                                                      (Dollars in Thousands)
  Large Cap Value Series.........................        4,534             597                -              -
  Managed Global Series..........................        1,839              55                -              -
  All Cap Series.................................        4,177             624                -              -
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Portfolio................        5,231           4,853            5,433          2,835
  PIMCO StocksPLUS Growth and Income Portfolio...        7,559           5,268           19,186         18,016
Warburg Pincus Trust:
  International Equity Portfolio.................       32,129          29,580           20,266         25,286
Travelers Series Fund Inc.:
  Smith Barney Large Cap Value Portfolio.........        5,246          24,985            6,045         17,337
  Smith Barney International Equity Portfolio....        6,312           3,125            1,366          4,757
  Smith Barney High Income Portfolio.............        2,706           4,255            2,386          6,364
  Smith Barney Money Market Portfolio............        6,814          14,957           16,690          8,039
Greenwich Street Series Fund Inc.:
  Appreciation Portfolio.........................        4,529          13,233            9,179          5,729
Smith Barney Concert Allocation Series Inc.:
  Select High Growth Portfolio...................        6,239           5,585            2,154          4,794
  Select Growth Portfolio........................        5,264           7,627            4,056          7,544
  Select Balanced Portfolio......................        4,670           9,037            4,571          9,483
  Select Conservative Portfolio..................        1,215           3,557            2,153          4,146
  Select Income Portfolio........................          422           2,857            1,559          2,852
Prudential Series Fund Inc.:
  Prudential Jennison Portfolio..................          326              83                -              -
ING Variable Insurance Trust:
  ING Global Brand Names Series..................          271              19                -              -
                                                 ------------------------------------------------------------------
COMBINED.........................................     $838,935        $709,377         $524,362       $493,868
                                                 ==================================================================

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Account.

                                                                      YEAR ENDED DECEMBER 31
                                                                2000                           1999
                                                 ------------------------------ ------------------------------
                                                     PURCHASES           SALES       PURCHASES          SALES
                                                 -------------------------------------------------------------
Fully Managed Division.........                        332,076         236,052         155,124        171,183
Rising Dividends Division......                        533,924         665,474         592,790        559,800
Small Cap Division.............                      1,283,981       1,121,731       1,078,799        741,108
Equity Income Division.........                        121,957         130,125         179,040         94,604
Hard Assets Division...........                         64,613         104,370         117,779         86,775
Real Estate Division...........                        231,745         174,390          42,633         18,268
All-Growth Division............                             81          48,862          92,212         68,822



5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                      YEAR ENDED DECEMBER 31
                                                               2000                             1999
                                                 ------------------------------ ------------------------------
                                                     PURCHASES           SALES       PURCHASES          SALES
                                                 -------------------------------------------------------------
Capital Appreciation Division....................      513,242         334,626         107,369         56,865
Value Equity Division............................    1,161,214       1,102,612         149,982         80,183
Strategic Equity Division........................    1,886,924       1,502,053         455,962        208,276
Growth Opportunities Division....................           49          21,338         111,727         98,033
Developing World Division........................      199,560         238,647         556,159        223,295
Mid-Cap Growth Division..........................    1,439,061         540,510       1,977,155      1,929,530
Research Division................................      636,290       1,016,824         995,538      2,008,481
Total Return Division............................      590,447       2,047,917         533,587      1,125,269
Capital Growth Division..........................      309,266       1,088,475         572,132      1,140,101
Growth Division..................................    3,118,615       3,154,012       2,733,457      1,196,162
Global Fixed Income Division.....................       56,755         229,846          80,790        260,006
Limited Maturity Bond Division...................      127,201         770,211         321,162        723,202
Liquid Asset Division............................   13,697,602      15,095,383      11,242,007      9,985,666
Investors Division...............................      278,078          16,256               -              -
Large Cap Value Division.........................      419,567          55,898               -              -
Managed Global Division..........................       65,141           2,630               -              -
All Cap Division.................................      355,895          54,215               -              -
PIMCO High Yield Bond Division...................      483,673         477,646         506,619        278,024
PIMCO StocksPLUS Growth and Income Division......      518,754         394,120       1,581,437      1,534,128
International Equity Division....................    1,947,762       2,106,530       1,764,148      2,196,793
Smith Barney Large Cap Value Division............      106,733       1,264,912         103,664        817,754
Smith Barney International Equity Division.......      281,425         141,942          79,694        286,598
Smith Barney High Income Division................       79,044         299,782          53,152        447,473
Smith Barney Money Market Division...............      518,415       1,246,511       1,402,757        690,421
Appreciation Division............................      165,317         681,923         449,092        296,267
Select High Growth Division......................      275,627         345,499         110,707        329,633
Select Growth Division...........................      120,017         492,559         165,026        529,607
Select Balanced Division.........................       69,361         648,848         141,552        716,641
Select Conservative Division.....................       29,257         283,235         135,428        339,916
Select Income Division...........................       10,588         245,074         117,175        243,234
Prudential Jennison Division.....................       32,923           9,562               -              -
ING Global Brand Names Division..................       28,450           2,017               -              -
                                                 -------------------------------------------------------------
COMBINED.........................................   32,090,630      38,392,617      28,705,855     29,482,118
                                                 =============================================================


                                                   24

6. NET ASSETS

Investments at net asset value at December 31, 2000 consisted of the following:

                                       FULLY        RISING          SMALL        EQUITY           HARD           REAL
                                     MANAGED     DIVIDENDS            CAP        INCOME         ASSETS         ESTATE
                                    DIVISION      DIVISION       DIVISION      DIVISION       DIVISION       DIVISION
                                ------------------------------------------------------------------------------------------
                                                                 (Dollars in thousands)
 Unit transactions............       $17,418       $55,978        $26,505        $2,732           $245         $2,269
 Accumulated net investment
   income (loss) and net
   realized gain (loss) on
   investments................         4,399        13,311         27,394            73              4            193
 Net unrealized appreciation
   (depreciation) of
   investments................           573         1,468        (20,594)           63             (1)            22
                                ------------------------------------------------------------------------------------------
                                     $22,390       $70,757        $33,305        $2,868           $248         $2,484
                                ==========================================================================================

                                       ALL-         CAPITAL         VALUE    STRATEGIC           GROWTH      DEVELOPING
                                     GROWTH    APPRECIATION        EQUITY       EQUITY    OPPORTUNITIES           WORLD
                                   DIVISION        DIVISION      DIVISION     DIVISION         DIVISION        DIVISION
                                ------------------------------------------------------------------------------------------
                                                                 (Dollars in thousands)
 Unit transactions............        $(825)         $8,358        $2,955      $15,840              $100         $3,511
 Accumulated net investment
   income (loss) and net
   realized gain (loss) on
   investments................          825            (333)         (220)      (1,021)             (100)           391
 Net unrealized appreciation
   (depreciation) of
   investments................            -            (539)           27       (2,619)                -         (1,054)
                                ------------------------------------------------------------------------------------------
                                         $-          $7,486        $2,762      $12,200                $-         $2,848
                                ==========================================================================================

                                                                                                                 GLOBAL
                                     MID-CAP                        TOTAL       CAPITAL                           FIXED
                                      GROWTH       RESEARCH        RETURN        GROWTH         GROWTH           INCOME
                                    DIVISION       DIVISION      DIVISION      DIVISION       DIVISION         DIVISION
                                ------------------------------------------------------------------------------------------
                                                                  (Dollars in thousands)
 Unit transactions............      $141,131      $210,385       $144,996       $67,818       $100,642           $6,712
 Accumulated net investment
   income (loss) and net
   realized gain (loss) on
   investments................       170,593        97,634         50,948        30,662         65,624            1,266
 Net unrealized appreciation
   (depreciation) of
   investments................       (21,563)       29,687         20,804        (3,503)       (17,032)          (1,002)
                                ------------------------------------------------------------------------------------------
                                    $290,161      $337,706       $216,748       $94,977       $149,234           $6,976
                                ==========================================================================================



6. NET ASSETS (CONTINUED)

                                                                                  PIMCO                           SMITH
                                     LIMITED                        PIMCO    STOCKSPLUS                          BARNEY
                                    MATURITY        LIQUID     HIGH YIELD    GROWTH AND   INTERNATIONAL       LARGE CAP
                                        BOND          ASSET          BOND        INCOME          EQUITY           VALUE
                                    DIVISION       DIVISION      DIVISION      DIVISION        DIVISION        DIVISION
                                ------------------------------------------------------------------------------------------
                                                                  (Dollars in thousands)
 Unit transactions............       $25,659       $30,233         $4,458        $8,151         $37,028         $66,315
 Accumulated net investment
   income (loss) and net
   realized gain (loss) on
   investments................         3,080         3,756            128         2,259          13,708          18,315
 Net unrealized appreciation
   (depreciation) of
   investments................          (622)            -           (227)       (1,670)        (10,040)          7,216
                                ------------------------------------------------------------------------------------------
                                     $28,117       $33,989         $4,359        $8,740         $40,696         $91,846
                                ==========================================================================================

                                        SMITH           SMITH     SMITH
                                       BARNEY          BARNEY     BARNEY                          SELECT
                                INTERNATIONAL            HIGH      MONEY                            HIGH         SELECT
                                       EQUITY          INCOME     MARKET    APPRECIATION          GROWTH         GROWTH
                                     DIVISION        DIVISION   DIVISION        DIVISION        DIVISION       DIVISION
                                ------------------------------------------------------------------------------------------
                                                                  (Dollars in thousands)
 Unit transactions...........         $29,336         $16,086     $7,660         $61,682         $33,975        $50,685
 Accumulated net investment
   income (loss) and net
   realized gain (loss) on
   investments...............           1,215           4,672      1,601          10,705           4,229          6,920
 Net unrealized appreciation
   (depreciation) of
   investments...............           5,416          (4,413)         -           8,782           5,083          4,101
                                ------------------------------------------------------------------------------------------
                                      $35,967         $16,345     $9,261         $81,169         $43,287        $61,706
                                ==========================================================================================

                                      SELECT           SELECT         SELECT                      LARGE CAP       MANAGED
                                    BALANCED     CONSERVATIVE         INCOME      INVESTORS           VALUE        GLOBAL
                                    DIVISION         DIVISION       DIVISION       DIVISION        DIVISION      DIVISION
                                ------------------------------------------------------------------------------------------
                                                                    (Dollars in thousands)
 Unit transactions...........        $43,299          $10,288         $3,001         $2,884          $3,929        $1,412
 Accumulated net investment
   income (loss) and net
   realized gain (loss) on
   investments...............          7,722            1,667            457             66              (6)          353
 Net unrealized appreciation
   (depreciation) of
   investments...............          1,827             (215)          (141)            (2)            (88)         (502)
                                ------------------------------------------------------------------------------------------
                                     $52,848          $11,740         $3,317         $2,948          $3,835        $1,263
                                ==========================================================================================



6. NET ASSETS (CONTINUED)



                                                     ING GLOBAL
                                     PRUDENTIAL           BRAND
                                       JENNISON           NAMES       ALL CAP
                                       DIVISION        DIVISION      DIVISION         COMBINED
                                   ---------------------------------------------------------------
                                                         (Dollars in thousands)
Unit transactions............              $221            $252        $3,487       $1,246,811
Accumulated net investment
  income(loss) and net
  realized gain (loss) on
  investments................                 9              (2)           75          542,572
Net unrealized appreciation
  (depreciation) of
  investments................               (47)            (19)          (64)            (888)
                                   ---------------------------------------------------------------
                                           $183            $231        $3,498       $1,788,495
                                   ===============================================================


7. UNIT VALUES

Accumulation unit value information for units outstanding as of December 31, 2000 follows:

                                                                                              EXTENDED
                        ACCOUNT                             UNITS         UNIT VALUE           VALUE
------------------------------------------------------------------------------------------------------------
                                                                                            (In Thousands)
Fully Managed........................                         859,959        $26.04             $22,390
Rising Dividends.....................                       2,837,673         24.94              70,757
Small Cap............................                       1,810,398         18.40              33,305
Equity Income........................                         119,922         23.91               2,868
Hard Assets..........................                          15,095         16.32                 248
Real Estate..........................                          93,266         26.64               2,484
Capital Appreciation.................                         297,463         25.17               7,486
Value Equity.........................                         141,890         19.46               2,762
Strategic Equity.....................                         644,682         18.92              12,200
Developing World.....................                         375,616          7.58               2,848
Mid-Cap Growth.......................                       6,870,355         42.23             290,161
Research.............................                      12,794,989         26.39             337,706
Total Return.........................                      10,447,290         20.75             216,748
Capital Growth.......................                       5,518,725         17.21              94,977
Growth...............................                       6,778,262         22.02             149,234
Global Fixed Income..................                         594,407         11.74               6,976
Limited Maturity Bond................                       1,582,943         17.76              28,117
Liquid Asset.........................                       2,196,941         15.47              33,989
Investors Series.....................                         261,822         11.26               2,948
Large Cap Value......................                         363,669         10.55               3,835
Managed Global.......................                          62,511         20.19               1,263
All Cap..............................                         301,680         11.59               3,498
PIMCO High Yield Bond................                         435,550         10.01               4,359
PIMCO Stocks PLUS Growth and Income..                         745,665         11.72               8,740
International Equity.................                       3,578,605         11.37              40,696
Smith Barney Large Cap Value.........                       4,340,019         21.16              91,846
Smith Barney International Equity....                       2,027,180         17.74              35,967
Smith Barney High Income.............                       1,311,976         12.46              16,345
Smith Barney Money Market............                         754,497         12.27               9,261



7. UNIT VALUES (CONTINUED)

                                                                                              EXTENDED
                        ACCOUNT                              UNITS         UNIT VALUE           VALUE
------------------------------------------------------------------------------------------------------------
                                                                                            (In Thousands)
Appreciation.........................                       4,501,934         18.03              81,169
Select High Growth...................                       3,063,273         14.13              43,287
Select Growth........................                       4,629,860         13.33              61,706
Select Balanced......................                       4,040,294         13.08              52,848
Select Conservative..................                         958,895         12.24              11,740
Select Income........................                         284,393         11.66               3,317
Prudential Jennison..................                          23,361          7.85                 183
ING Global Brand Names...............                          26,433          8.75                 231
                                                       ----------------                  -------------------
COMBINED.............................                      85,691,493                        $1,788,495
                                                       ================                  ===================

                                    PART C
                               OTHER INFORMATION


ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

A.      FINANCIAL  STATEMENTS



The following audited financial statements of the Company prepared in accordance with statutory accounting practices for the years ended
December 31, 2000, 1999 and 1998 (as well as the auditors' report thereon) are included in Part B hereof:

Audited  Financial  Statements:

     1.  Report  of  Independent  Auditors

     2.  Balance Sheets - Statutory Basis - as of December 31, 2000 and 1999.

     3. Statements of Operations - Statutory Basis - for the years ended December 31, 2000, 1999 and 1998.

     4. Statements of Changes in Capital and Surplus - Statutory Basis - for the years ended December 31, 2000, 1999 and 1998.

     5. Statements of Cash Flows - Statutory Basis - for the years ended December 31, 2000, 1999 and 1998.

     6.  Notes to Financial  Statements.


The  following  financial  statements  of the Separate Account
(as well as the auditors' report thereon) are included in Part B hereof:

Audited  Financial  Statements:

     1.  Statements of Net Assets December 31, 2000

     2.  Statement of Operations for the year ended December 31, 2000

     3.  Statements of Changes in Net Assets for the years ended
               December 31, 2000 and 1999.

     4.  Notes  to Financial Statements.

B.      EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.**

     2.  Not  Applicable.

     3. Principal Underwriter's Agreement dated October 1, 1994 between Equitable Life Insurance Company of Iowa on behalf of the Registrant and Equitable of Iowa Securities Network, Inc.**

     4. Individual Flexible Purchase Payment Deferred Variable Annuity Contract. *****

     5.  Application  Form. *****

     6.  (i)    Copy of Restated Articles of Incorporation of the Company.*
         (ii)   Copy of the Restated Bylaws of the Company.*

     7.  Not  Applicable.

     8. (i) Form of Fund Participation Agreement between the Company and Smith Barney/Travelers Series Fund, Inc.*
         (ii) Form of Fund Participation Agreement between the Company and Warburg Pincus Trust.***
         (iii)Fund Participation Agreement between the Company and
              Smith Barney Concert Allocation Series Inc. *****
         (iv) Fund Participation Agreement between the Company and PIMCO Variable Insurance Trust. *****
         (v)  Participation Agreement between Golden American and
              Prudential Series Fund, Inc.******
         (vi) Participation Agreement between Golden American and
              ING Variable Insurance Trust.******

     9.    Opinion  and  Consent  of  Counsel.

    10.  (a)  Consent of Sutherland Asbill & Brennen, LLP.
         (b)  Consent of Ernst & Young LLP, Independent Auditors.

    11.    Not  Applicable.

    12. (i) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated September 15, 1994.**
        (ii) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated October 4, 1994.**
        (iii) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated March 20, 1996.**
        (iv) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated April 1, 1996.**

    13.    Performance Calculation Information
        (i) SEC Standard Total Return Calculations for Money Market SubAccounts****
        (ii)  Nonstandard Total Return Calculations****
        (iii) SEC Standard Total Return Calculations for Non Money Market SubAccounts and Yield Calculations for Money Market
              SubAccounts***

    14.    Not applicable

    15.    Powers of Attorney

    16.    Subsidiaries of ING Groep N.V.

* Incorporated by reference to Registrant's Post-Effective Amendment No. 3 as filed electronically on February 9, 1996.

**Incorporated by reference to Registrant's Post-Effective Amendment No. 4 as filed electronically on March 29, 1996.

***Incorporated by reference to Registrant's Post-Effective Amendment No. 5 as filed electronically on January 31, 1997.

****Incorporated by reference to Registrant's Post-Effective Amendment No. 7 as filed electronically on May 6, 1997.

*****Incorporated by reference to Registrant's Post-Effective Amendment No. 10 as filed electronically on May 3, 1999.

******Incorporated by reference to Registrant's Post-Effective Amendment No. 11 as filed electronically on April 28, 2000.

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                            Principal                  Position(s)
Name                     Business Address              with Depositor
----                     ----------------              --------------
Robert C. Salipante      ReliaStar Financial Corp.     Director and Chief
                         20 Washington Avenue South    Executive Officer
                         Minneapolis, MN  55402

Chris D. Schreier        ReliaStar Financial Corp.     President
                         20 Washington Avenue South
                         Minneapolis, MN  55402

Barnett Chernow          Golden American Life Ins. Co. President and
                         1475 Dunwoody Drive           CEO, Investment
                         West Chester, PA  19380       Products Group

Stephen M. Christopher   Security Life of Denver       CEO, US Life Group
                         1290 Broadway
                         Denver, CO  80203

James R. Gelder          Security Connecticut Life     CEO, US Life Group
                         Insurance Co.
                         20 Security Drive
                         Avon, CT  06001

Michael J. Dubes         ReliaStar Financial Corp.     Executive Vice
                         20 Washington Avenue South    President, US Life
                         Minneapolis, MN  55402        Group

James R. Mumford         Equitable Life Ins. Co.       General Counsel,
                         909 Locust Street             Assistant Secretary,
                         Des Moines, Iowa 50309        Assistant Treasurer

Wayne R. Huneke          ING Insurance Operations      Director and Chief
                         5780 Powers Ferry Road        Financial Officer
                         Atlanta, GA  30327-4390

Thomas J. McInerney      ING Aetna Financial Services  Director
                         151 Farmington Avenue
                         Hartford, CT  06156

Mark A. Tullis           ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Phillip R. Lowery        ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Randy Von Fumetti        Equitable Life Ins. Co.       Senior Vice President
                         909 Locust Street
                         Des Moines, Iowa 50309

Paula Cludray-Engelke    ReliaStar Financial Corp.     Secretary
                         20 Washington Avenue South
                         Minneapolis, MN  55402

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING, as of February 28, 2001, are included in this registration statement as Exhibit 16.

ITEM  27.    NUMBER OF CONTRACT OWNERS

There are 22,119 qualified contract owners and 22,747 non-qualified contract owners as of March 30, 2001.

ITEM  28.    INDEMNIFICATION

The Restated Articles of Incorporation of the Company (Article VII) provide, in part, that:

Section 1. In the manner and to the fullest extent permitted by the Iowa Business Corporation Act as the same now exists or may hereafter be amended, the Corporation shall indemnify directors, officers, employees and agents and shall pay or reimburse them for reasonable expenses in any proceeding to which said person is or was a party.

Section 2. A director of this Corporation shall not be personally liable to the Corporation or its shareholders for monetary damages for breach of fiduciary duty as a Director, except for liability (i) for any breach of any duty of the Director of loyalty to the Corporation or its shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) for any transaction from which the Director derived an improper personal benefit, or (iv) under Section
490.833 of the Iowa Business Corporation Act for assenting to or voting for an unlawful distribution. If Chapter 490 of the Code of Iowa, is subsequently amended to authorize corporate action further eliminating or limiting personal liability of directors, then the liability of a director to the Corporation shall be eliminated or limited to the fullest extent permitted by Chapter 490 of the Code of Iowa, as so amended. Any repeal or modification of the provisions of this Article shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

The  Restated  Bylaws  of  the  Company  (Article VI, Section 2) provide that:

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceedings, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, shall be indemnified to the following extent and under the following circumstances:

     (a) In an action, suit or proceeding other than an action by or in the right of the Corporation, such person shall be indemnified against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, if he had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     (b) In an action, suit or proceedings by or in the right of the Corporation, notwithstanding any provision precluding liability in the
Articles of Incorporation, such person shall nonetheless be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by Equitable Life Insurance Company of Iowa. DSI is also the principal underwriter for Golden American Life Insurance Company Separate Account A and Separate Account B, First Golden American Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American Life Insurance Company and The
GCG Trust.

(b) Directed Services, Inc. is the principal underwriter for the Contracts. The following persons are the officers and directors of Directed Services, Inc. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
-------------------            ---------------------

James R. McInnis               President

Barnett Chernow                Director and Executive Vice President

Myles R. Tashman               Director, Executive Vice President,
                               Secretary and General Counsel

Stephen J. Preston             Executive Vice President

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2000 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $1,890,720         $0          $0           $0



ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Equitable Life Insurance Company of Iowa, under agreement with Golden American Life Insurance Company and ING Americas, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder at 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and 5780 Powers Ferry Road, N.W., Atlanta, GA.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                REPRESENTATIONS

A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

B. Equitable Life Insurance Company of Iowa ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                  SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 27th day of April, 2001.

                                By:
                                     --------------------
                                     Robert C. Salipante*
                                     Chief Executive Officer

Attest: /s/ Marilyn Talman
        ------------------------
         Marilyn Talman
         Vice President, Associate General Counsel
         and Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2001.

Signature                     Title
---------                     -----

                              Director and Chief Executive
--------------------          Officer of Depositor
Robert C. Salipante*



                              Director, Senior Vice President
--------------------          and Chief Financial Officer
Wayne R. Huneke*


                DIRECTORS OF DEPOSITOR


----------------------
Robert C. Salipante*


----------------------
Thomas J. McInerney*


----------------------
Wayne R. Huneke*


----------------------
Mark A. Tullis*


----------------------
Phillip R. Lowery*


*By:   /s/Marilyn Talman
       --------------------
       Marilyn Talman, Attorney-in-Fact
_______________________
* Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.

                            INDEX TO EXHIBITS

EXHIBIT                                                                PAGE
-------                                                                ----

9         Opinion and Consent of Counsel                             EX-99.B9

10(a)     Consent of Sutherland Asbill & Brennen                     EX-99.B10a

10(b)     Consent of Ernst & Young LLP, Independent Auditors         EX-99.B10b

15        Powers of Attorney                                         EX-99.B15

16        Subsidiaries of ING Groep N.V.                             EX-99.B16